UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of registrant as specified in charter)

222 Delaware Avenue
Wilmington, Delaware 19801
(Address of principal executive offices)(Zip code)
PFPC Inc.
Westborough MA, 01581
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end:
8/31

Date of reporting period:
2/29/2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

Consulting Group
Capital Markets Funds
                             TRAK®

Semi-Annual Report
>> February 29, 2008

• Large Capitalization Growth Investments

• Large Capitalization Value Equity Investments

• Small Capitalization Growth Investments

• Small Capitalization Value Equity Investments

• International Equity Investments

• Emerging Markets Equity Investments

• Core Fixed Income Investments

• High Yield Investments

• International Fixed Income Investments

• Municipal Bond Investments

• Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Table of Contents

Shareholder Letter	I

Consulting Group Capital Markets Funds Performance Summary	V

Fund Expenses	1

Schedules of Investments	3

Large Capitalization Growth Investments	3

Large Capitalization Value Equity Investments	8

Small Capitalization Growth Investments	14

Small Capitalization Value Equity Investments	20

International Equity Investments	28

Emerging Markets Equity Investments	35

Core Fixed Income Investments	45

High Yield Investments	72

International Fixed Income Investments	84

Municipal Bond Investments	93

Money Market Investments	98

Statements of Assets and Liabilities	102

Statements of Operations	104

Statements of Changes in Net Assets	106

Financial Highlights	110

Notes to Financial Statements	121

Board Approval of Management Agreement and Investment Advisory Agreements	157

Additional Information	158

Important Tax Information	163

Consulting Group
Capital Markets Funds

Dear Shareholder,

Market and Economic Activity

The initial six-months of the fiscal year for the Consulting Group Capital Markets Group Funds (“Fund”) ended February 29, 2008, with capital markets facing their strongest “stress test” in five years. Equity markets generally fell, as did large portions of the fixed income markets. All of the Fund’s domestic equity portfolios generated negative returns during the period. The non-US equity portfolios produced mixed results. The developed economy markets portfolio fell as the US did. The emerging economy markets portfolio was the sole equity portfolio with positive performance for the period. The results were also mixed in the fixed income portfolios.

The economic back draft from the long period of exceedingly low interest rates deeply impacted the markets and the economy in the fall of 2007, and carried over into early 2008. The aforementioned low interest rates produced incentives for investors to increase leverage, and to invest in higher-risk assets in a search for higher returns. The most directly impacted area was the real estate market and all of its associated industries. Financial institutions that were both investors and suppliers of credit faced the largest negative consequences.

The Federal Reserve Board’s (“Fed”) reversal of the early 2000’s policy of falling interest rates resulted in the end of the housing price boom in late 2005. In late 2006, housing prices started to fall in many markets. By early 2007, the subprime portion of the mortgage market began to collapse. The riskiest parts of the mortgage markets are the subprime (those with low credit scores) and Alt A (no, or very low, documentation of income or assets needed to qualify) mortgages. As these types of mortgages began to default, the prices of securities issued to investors based on these mortgages fell sharply. Several hedge funds and banks recorded major losses.

The ensuing impact saw investors rush to purchase safer, higher-quality instruments, such as Treasury issues. Investors frequently sold lower-grade corporate and municipal bonds. Equities decreased sharply based upon worries that the economy would slow due to this credit market crisis. Particularly hard hit were financial institutions that had large exposures to troubled mortgage market paper. The Fed reacted in August 2007 by sharply reducing interest rates in an attempt to protect economic growth, and to provide liquidity to the financial markets. While capital markets saw the value of many equity and bond assets decrease, the price of oil and other commodities hit record highs.

The challenging macroeconomic and financial market events resulted in an 8.79% decline in the Standard & Poor’s 500® Index (“S&P 500®”). The Russell 2000® Growth Index, which represents small company stocks, declined 11.66%. Within the S&P 500, the Financials sector declined 22.52%. The benefits of international diversification were reflected in the positive gain from the MSCI Emerging Markets Index, up 8.26%, and the MSCI EAFE® (net of dividends) Index, which fell only 4.72%.

The investor pursuit of quality bond investments helped the Lehman Brothers Aggregate Bondtm Index (“LB Aggregate”) rise 5.68%. However, the Lehman Brothers High Yield Bond Index fell 1.42%. Municipal bonds also fell, as the Lehman Brothers Muni Bond Index fell 0.6%. For investors with bond holdings outside the US, falling interest rates and a falling dollar produced positive returns in non-US bond indices. The Citigroup World Non-US Government Bond Index (Hedged) rose 4.45%. The Unhedged variation of this index, which reflects the impact of a changing value of the US dollar, rose 14.31%.

The Consulting Group Capital Markets Funds

Core Fixed Income Investments returned 6.81% as compared to the LB Aggregate return of 5.68%. The Lipper Intermediate Investment Grade Average returned 3.74%. The portfolio’s sub-advisers are Pacific Investment Management Company LLC (“PIMCO”), BlackRock Financial Management, Inc. (“BlackRock”), Metropolitan

I

West Asset Management, LLC, and Western Asset Management Company (“WAMCo”). Totally avoiding the problems in the mortgage related bond paper was not possible given the broad diversification of the sub-advisers. However, PIMCO’s underexposure to the mortgage sector and its positioning to take advantage of falling interest rates produced the value added in the fund.

High Yield Investments returned -2.67%, below the Lehman Brothers High Yield Index return of -1.42%. The portfolio’s sub-advisers are Penn Capital Management Co., Inc., and WAMCo. The Lipper High-Yield Fund Average returned -2.52%. The yield premium that investors require over risk-less, comparable US Treasury securities rose sharply during the semi-annual period. High yield tends to perform very well in economic growth stages in which riskier companies in this universe face less adverse market conditions. As this market shifted, holdings in the portfolio suffered slightly more than the benchmark as the sub-advisers had a greater exposure to the lower-grade securities in the index.

International Fixed Income Investments returned 6.90%, greater than the Citigroup Non-US World Government Hedged Index return of 4.45%. The Lipper International Income Fund Average returned 11.14%. PIMCO is the portfolio’s sub-adviser. The Lipper universe includes those funds that do not have to hedge their currency exposure. The portfolio has an 80% hedged minimum as described in the prospectus.

Municipal Bond Investments returned -1.45% versus the Lehman Brothers Municipal Bond Index return of -0.60%. The Lipper General Municipal Fund Average returned -2.16%. McDonnell Investment Management, LLC, is the portfolio’s sub-adviser. The municipal bond universe was hurt by the market’s survivorship concerns relating to companies that insure many of the bonds. Those bonds with insurance concerns fell harder than those without, which hurt the portfolio versus the index.

Large Capitalization Growth Investments fell 3.85% versus the comparative benchmark return of -6.57% for the Russell 1000® Growth Index. The Lipper Large Cap Growth Fund Average returned -5.95%. The portfolio’s sub-advisers are Westfield Capital Management Company, LLC (“Westfield”), Delaware Management Company (“Delaware”), and Wells Capital Management. The portfolio’s value added was the result of the sub-advisers positioning the portfolio with a greater-than-index exposure in the Energy and Materials sectors. These two sectors were traditionally not considered growth opportunities given the historical high degree of cyclicality. By holding more than 16% of the portfolio on average in these sectors during this period, the portfolio benefited since these were the two sectors with the strongest returns in a difficult environment. Technology, the largest sector in the portfolio and index, had a larger negative return than all sectors except the Telecommunication and Financial sectors.

Large Capitalization Value Equity Investments fell 9.81%, better than the Russell 1000® Value Index’s decline of 10.40%. The Lipper Large-Cap Value Fund Average returned -9.86%. Assets are managed among the portfolio’s three sub-advisers; Cambiar Investors LLC, AllianceBernstein LP, and NFJ Investment Group L.P. (“NFJ”). Only two of the ten economic sectors, Energy and Consumer Staples, were positive in the large cap value universe. The portfolio’s sub-advisers had positioned the portfolio with greater-than-index exposure in both, and that was the major source of the portfolio’s value-added. In the very difficult Financial sector, the portfolio averaged a 20% weight in the sector over the period, as compared to the index’s 30% average weight. The portfolio’s underweight helped relative returns as compared to the index, but still had a large negative impact on the portfolio’s absolute return.

Small Capitalization Growth Investments returned -12.86%, less than the -11.66% return of its benchmark, the Russell 2000 Growth Index. The Lipper Small-Cap Growth Fund Average returned -12.96%. The portfolio’s sub-advisers are Wall Street Associates and Westfield. The largest sector position in the portfolio is in Technology with over 33% of assets. The sector fell almost 21% in the benchmark index, and the portfolio’s sector return was slightly below that. The overweight and poorer stock performance were the primary reasons as to why the portfolio lagged the benchmark.

Small Capitalization Value Equity Investments fell 12.20%, beating the decline of 14.22% return of its benchmark, the Russell 2000 Value Index. The Lipper Small Cap Value Fund Average returned -12.95%. The portfolio’s sub-advisers are NFJ, Delaware, and Rutabaga Capital Management LLC. Small cap value was the worst performing domestic equity style for the period. Weakness was pervasive in small cap value throughout 2007. In early 2008, the style stabilized and a pause in its market leading decline position ensued. The style was especially hard hit as a result of problems in the housing and financial markets. The portfolio performed relatively better than the benchmark index by having a lower exposure to the most troublesome parts of the market.

II

International Equity Investments returned -5.88%, below the -4.72% return of its benchmark, the MSCI EAFE Index (net of dividends). The Lipper International Large Core Fund Average returned -4.71%. The portfolio’s sub-advisers were Philadelphia International Advisors LP, Brandywine Global Investment Management LLC, and Schroder Investment Management North America Inc. (“Schroder”). Schroder replaced William Blair & Company, LLC, in September 2007. In March 2008, subsequent to this semi-annual period, Marsico Capital Management, LLC, was retained as an additional sub-adviser. The additional sub-adviser was added to help balance out the portfolio between growth and value style managers. As the growth style performed better recently, the portfolio’s tilt to the value style hurt the portfolio’s relative return. The same capital market and economic stresses that weighed upon US markets and sectors had a negative impact on the international developed markets for the period. International developed markets appeared stronger than the US market due to a weak US dollar that translated returns into a more positive result for US investors in international stocks.

Emerging Markets Investments gained 7.08%. Its benchmark, the MSCI Emerging Markets index rose 8.26% during the period. The Lipper Emerging Markets Fund Average returned 7.13%. The portfolio’s sub-advisers are Newgate Capital Management LLC and SSgA Funds Management Inc. Recent wide gaps in returns between the US and emerging markets may be traced to the positive emerging market returns in late 2007 as the US market struggled. In early 2008, emerging markets began to struggle also, especially as the Chinese and Indian markets cooled. The slightly more defensive positioning of the portfolio versus the benchmark index hurt relative performance. The sub-advisers held lower-than-index weights in China and India, two of the important drivers of the large returns in emerging markets in 2007. Emerging markets have a very large exposure to the Energy and Materials sectors, which helped the benchmark and portfolio achieve higher absolute returns as many commodity prices hit record levels during the reporting period.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

The portfolios are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

Risks

Certain of the portfolios may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the portfolios may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

Sincerely,

James J. Tracy
Chief Executive Officer

April 16, 2008

III

The performance shown represents past performance.  Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

The portfolios are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the portfolios may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the portfolios may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The US Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
ii	The S&P 500® Index is a market capitalization-weighted index of 500 widely-held common stocks. Standard & Poor’s 500 and S&P 500® are registered trademarks of The McGraw-Hill Companies, Inc.
iii	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 1000® Index is a registered trademark of the Frank Russell Company.
iv	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
[v]	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
vi	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
vii	The MSCI EAFE® — Capitalization Weighted Index is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® — Capitalization Weighted Index is a registered trademark of Morgan Stanley Capital International Inc.
viii	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
ix	The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Lehman Brothers U.S. Aggregate Index is a trademark of Lehman Brothers Inc.
[x]	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
xi	The Citigroup Non-U.S. World Government Bond Index-Hedged is a market capitalization weighted index that is designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
xii	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.

IV

Performance of the Consulting Group Capital Markets Funds
For the Six Months Ended February 29, 2008†* (unaudited)

Large Capitalization Growth Investments	(3.85)%
Russell 1000® Growth Index (2)	(6.57)

Large Capitalization Value Equity Investments	(9.81)
Russell 1000® Value Index (1)	(10.40)

Small Capitalization Growth Investments	(12.86)
Russell 2000® Growth Index (4)	(11.66)

Small Capitalization Value Equity Investments	(12.20)
Russell 2000® Value Index (3)	(14.22)

International Equity Investments	(5.88)
MSCI EAFE® — Capitalization Weighted Index (5)	(4.72)

Emerging Markets Equity Investments	7.08
MSCI Emerging Markets Index (6)	8.26

Core Fixed Income Investments	6.81
Lehman Brothers U.S. Aggregate Bondtm Index (7)	5.68
Lehman Brothers Intermediate Government/Credit Bond Index (8)	3.74

High Yield Investments	(2.67)
Lehman Brothers High Yield Index (9)	(1.42)

International Fixed Income Investments	6.90
Citigroup Non-U.S. World Government Bond Index — Hedged (11)	4.45

Municipal Bond Investments	(1.45)
Lehman Brothers Municipal Bond Index (10)	(0.60)

Money Market Investments	2.12
90-day Treasury Bill	1.47

See pages VI through VII for all footnotes.

V

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

*	The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

1	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5	The MSCI EAFE®-Capitalization Weighted Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7	The Lehman Brothers U.S. Aggregate Bondtm Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8	The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of: (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the US government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the US government with a maturity between one and ten years; and (ii) Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VI

9	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

11	The Citigroup Non-U.S. World Government Bond Index — Hedged is an index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

12	The Lipper Large-Cap Value Funds Average is comprised of the Portfolio’s peer group of mutual funds investing in value oriented funds.

13	The Lipper Large-Cap Growth Funds Average is comprised of the Portfolio’s peer group of mutual funds investing in growth oriented funds.

14	The Lipper Small Cap Value Funds Average is comprised of the Portfolio’s peer group of mutual funds which limit their investments to small cap value companies.

15	The Lipper Small Cap Growth Funds Average is comprised of the Portfolio’s peer group of mutual funds which limit their investments to small cap growth companies.

16	The Lipper International Multi-Cap Core Funds Average is an equally weighted average of the funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations greater than the 250th largest company in the S&P/ Citigroup World ex-U.S. Broad Market Index.

17	The Lipper Emerging Markets Funds Average is an equally weighted average of the funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

18	The Lipper International Income Funds Average is an equally weighted average of the funds that invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, excluding the United States.

19	Lipper Intermediate-Term Investment Grade Debt Funds Average-is an average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance.

20	Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

21	The Lipper General Municipal Debt Funds Average is an average of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

VII

Fund Expenses
(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 1.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2007, and held for the six months ended February 29, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Total Return	Beginning	Ending	Annualized	Expense
	Without	Account	Account	Expense	Paid During
Fund	TRAK Fee(2)	Value	Value	Ratios(3)	the Period(4)

Large Capitalization Growth Investments	(3.85)%	$1,000.00	$961.50	0.67%	$3.27
Large Capitalization Value Equity Investments	(9.81)%	1,000.00	901.90	0.68%	3.22
Small Capitalization Growth Investments	(12.86)%	1,000.00	871.40	0.99%	4.61
Small Capitalization Value Equity Investments	(12.20)%	1,000.00	878.00	1.01%	4.72
International Equity Investments	(5.88)%	1,000.00	941.20	0.80%	3.86
Emerging Markets Equity Investments	7.08%	1,000.00	1,070.80	1.06%	5.46
Core Fixed Income Investments	6.81%	1,000.00	1,068.10	0.48%	2.47
High Yield Investments	(2.67)%	1,000.00	973.30	0.90%	4.42
International Fixed Income Investments	6.90%	1,000.00	1,069.00	0.71%	3.65
Municipal Bond Investments	(1.45)%	1,000.00	985.50	0.54%	2.67
Money Market Investments	2.12%	1,000.00	1,021.20	0.38%	1.91

(1)	For the six months ended February 29, 2008.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 1.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Fund	Total Return	Value	Value	Ratios(2)	the Period(3)

Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.53	0.67%	$3.37
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,021.48	0.68%	3.42
Small Capitalization Growth Investments	5.00%	1,000.00	1,019.94	0.99%	4.97
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,019.84	1.01%	5.07
International Equity Investments	5.00%	1,000.00	1,020.89	0.80%	4.02
Emerging Markets Equity Investments	5.00%	1,000.00	1,019.59	1.06%	5.32
Core Fixed Income Investments	5.00%	1,000.00	1,022.48	0.48%	2.41
High Yield Investments	5.00%	1,000.00	1,020.39	0.90%	4.52
International Fixed Income Investments	5.00%	1,000.00	1,021.33	0.71%	3.57
Municipal Bond Investments	5.00%	1,000.00	1,022.18	0.54%	2.72
Money Market Investments	5.00%	1,000.00	1,022.97	0.38%	1.91

(1)	For the six months ended February 29, 2008.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Schedules of Investments
February 29, 2008 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.5%
CONSUMER DISCRETIONARY — 6.8%
Consumer Services — 0.6%

300,000	Weight Watchers International Inc. (a)	$14,100,000

Hotels, Restaurants & Leisure — 3.1%

425,000	International Game Technology	19,188,750
500,700	Marriott International Inc., Class A Shares	17,073,870
544,426	MGM MIRAGE Inc. (a)*	33,531,197

	Total Hotels, Restaurants & Leisure	69,793,817

Internet & Catalog Retail — 0.3%
93,900	Amazon.com Inc.*	6,053,733

Media — 2.0%

543,800	DIRECTV Group Inc.*	13,622,190
465,000	Omnicom Group Inc.	20,771,550
140,000	Reuters Group PLC, ADR	9,919,000

	Total Media	44,312,740

Specialty Retail — 0.8%

800,000	Staples Inc.	17,800,000

	TOTAL CONSUMER DISCRETIONARY	152,060,290

CONSUMER STAPLES — 10.3%
Beverages — 1.0%

465,000	Anheuser-Busch Cos. Inc.	21,896,850

Food & Staples Retailing — 6.1%

150,700	Costco Wholesale Corp.	9,331,344
1,723,100	CVS/Caremark Corp.	69,578,778
450,000	Walgreen Co.	16,429,500
831,200	Wal-Mart Stores Inc.	41,219,208

	Total Food & Staples Retailing	136,558,830

Food Products — 2.3%

241,400	Bunge Ltd. (a)	26,756,776
214,600	Nestle SA, ADR	25,673,671

	Total Food Products	52,430,447

Household Products — 0.9%

300,000	Procter & Gamble Co.	19,854,000

	TOTAL CONSUMER STAPLES	230,740,127

ENERGY — 12.4%
Energy Equipment & Services — 7.0%

983,600	Halliburton Co.	37,671,880
625,900	National-Oilwell Varco Inc.*	38,993,570
199,164	Transocean Inc.*	27,984,534
774,300	Weatherford International Ltd.*	53,364,756

	Total Energy Equipment & Services	158,014,740

Oil, Gas & Consumable Fuels — 5.4%

740,000	Chesapeake Energy Corp. (a)	33,462,800
85,314	Consol Energy Inc.	6,482,158
411,300	Occidental Petroleum	31,822,281
250,350	Suncor Energy Inc.	25,836,120
137,400	Valero Energy Corp.	7,937,598

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.4% — (Continued)

402,472	Williams Cos. Inc.	$14,497,041

	Total Oil, Gas & Consumable Fuels	120,037,998

	TOTAL ENERGY	278,052,738

FINANCIALS — 5.0%
Capital Markets — 0.6%

751,050	Charles Schwab Corp.	14,728,091

Diversified Financial Services — 4.0%

84,750	CME Group Inc. (a)	43,502,175
170,000	Intercontinental Exchange Inc.*	22,151,000
237,300	JPMorgan Chase & Co.	9,646,245
143,100	Nymex Holdings Inc. (a)	14,136,849

	Total Diversified Financial Services	89,436,269

Insurance — 0.4%

184,900	Lincoln National Corp.	9,450,239

	TOTAL FINANCIALS	113,614,599

HEALTH CARE — 18.4%
Biotechnology — 6.8%

876,270	Biogen Idec Inc.*	51,139,117
912,050	Celgene Corp.*	51,412,259
365,000	Genentech Inc.*	27,648,750
441,600	Gilead Sciences Inc.*	20,896,512

	Total Biotechnology	151,096,638

Health Care Equipment & Supplies — 2.8%

160,900	Alcon Inc.	23,287,057
536,500	Covidien Ltd.	22,956,835
225,000	Zimmer Holdings Inc.*	16,940,250

	Total Health Care Equipment & Supplies	63,184,142

Health Care Providers & Services — 1.7%

550,000	UnitedHealth Group Inc.	25,564,000
188,900	WellPoint Inc.*	13,238,112

	Total Health Care Providers & Services	38,802,112

Life Sciences Tools & Services — 2.5%

1,005,100	Thermo Fisher Scientific Inc. (a)*	56,215,243

Pharmaceuticals — 4.6%

335,000	Allergan Inc.	19,842,050
1,859,850	Elan Corp. PLC, ADR*	42,348,785
257,700	Teva Pharmaceutical Industries Ltd., ADR (a)	12,645,339
643,800	Wyeth	28,082,556

	Total Pharmaceuticals	102,918,730

	TOTAL HEALTH CARE	412,216,865

INDUSTRIALS — 11.3%
Aerospace & Defense — 3.0%

163,000	Boeing Co.	13,494,770
192,400	General Dynamics Corp.	15,747,940
554,400	United Technologies Corp	39,090,744

	Total Aerospace & Defense	68,333,454

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Air Freight & Logistics — 1.5%

400,000	Expeditors International of Washington Inc.	$15,728,000
250,000	United Parcel Service Inc., Class B Shares	17,560,000

	Total Air Freight & Logistics	33,288,000

Construction & Engineering — 1.2%

405,700	Foster Wheeler Ltd.*	26,553,065

Electrical Equipment — 1.9%

538,800	ABB Ltd., ADR	13,491,552
51,267	First Solar Inc.*	10,519,988
348,705	Rockwell Automation Inc.	19,077,651

	Total Electrical Equipment	43,089,191

Industrial Conglomerates — 1.2%

239,211	McDermott International Inc.*	12,491,598
251,100	Textron Inc.	13,602,087

	Total Industrial Conglomerates	26,093,685

Machinery — 2.5%

295,100	Danaher Corp.	21,881,665
166,600	Deere & Co.	14,195,986
348,750	ITT Industries Inc.	19,613,700

	Total Machinery	55,691,351

	TOTAL INDUSTRIALS	253,048,746

INFORMATION TECHNOLOGY — 23.1%
Communication Equipment — 3.8%

1,315,200	Cisco Systems Inc.*	32,051,424
1,270,400	QUALCOMM Inc.	53,826,848

	Total Communication Equipment	85,878,272

Computers & Peripherals — 7.6%

211,854	Apple Inc.*	26,485,987
876,300	EMC Corp.*	13,617,702
986,900	Hewlett-Packard Corp.	47,144,213
331,600	Research in Motion Ltd.*	34,420,080
1,050,000	Seagate Technology	22,648,500
725,000	Sun Microsystems Inc.*	11,890,000
600,000	Teradata Corp.*	15,138,000

	Total Computers & Peripherals	171,344,482

Internet Software & Services — 3.3%

575,000	eBay Inc.*	15,157,000
106,798	Equinix Inc. (a)*	7,406,441
109,079	Google Inc., Class A Shares*	51,395,843

	Total Internet Software & Services	73,959,284

IT Services — 2.5%

995,900	Cognizant Technology Solutions Corp.*	30,086,139
138,000	Mastercard Inc. (a)	26,220,000

	Total IT services	56,306,139

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 1.7%

965,650	Intel Corp.	$19,264,718
1,108,700	Marvell Technology Group Ltd.*	12,539,397
302,076	Nvidia Corp.*	6,461,406

	Total Semiconductors & Semiconductor Equipment	38,265,521

Software — 4.2%

314,500	Adobe Systems Inc. (a)*	10,582,925
554,400	Autodesk Inc.*	17,236,296
700,000	Intuit Inc.*	18,592,000
1,113,260	Microsoft Corp.	30,302,937
876,300	Oracle Corp.*	16,474,440

	Total Software	93,188,598

	TOTAL INFORMATION TECHNOLOGY	518,942,296

MATERIALS — 6.8%
Chemicals — 3.7%

491,750	Ecolab Inc.	23,008,983
69,408	Monsanto Co.	8,029,117
544,800	Praxair Inc.	43,736,544
82,538	The Mosaic Co.*	9,186,479

	Total Chemicals	83,961,123

Metals & Mining — 3.1%

184,300	Cia Siderurgica Nacional SA, ADR (a)	6,890,977
250,400	Freeport-McMoRan Copper & Gold Inc.	25,255,344
858,400	Goldcorp Inc. (a)	37,091,464

	Total Metals & Mining	69,237,785

	TOTAL MATERIALS	153,198,908

TELECOMMUNICATION SERVICES — 2.4%
Wireless Equipment — 0.7%

460,000	Crown Castle International Corp.*	16,601,400

Wireless Telecommunication Services — 1.7%

459,900	American Tower Corp., Class A Shares*	17,678,556
488,232	NII Holdings Inc., Class B Shares*	19,397,457

	Total Wireless Telecommunication Services	37,076,013

	TOTAL TELECOMMUNICATION SERVICES	53,677,413

	TOTAL COMMON STOCKS (Cost — $1,940,935,897)	2,165,551,982

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,940,935,897)	2,165,551,982

Face
Amount

SHORT-TERM INVESTMENTS (b) — 9.8%

MONEY MARKET FUND — 7.5%
168,766,180	BBH Securities Lending Trust (c) (Cost — $168,766,180)	168,766,180

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 2.0%

$4,804	BBH — Grand Cayman, 2.540% due 3/3/08	$4,804
44,746,449	Wells Fargo — Grand Cayman, 2.540% due 3/3/08	44,746,449

	TOTAL TIME DEPOSITS (Cost — $44,751,253)	44,751,253

U.S. GOVERNMENT AGENCY — 0.3%

5,920,000	Federal National Mortgage Association, Discount Notes, (FNMA), 2.050% due 3/3/08 (d) (Cost — $5,918,989)	5,918,989

	TOTAL SHORT-TERM INVESTMENTS (Cost — $219,436,422)	219,436,422

	TOTAL INVESTMENTS — 106.3% (Cost — $2,160,372,319#)	2,384,988,404
	Liabilities in Excess of Other Assets — (6.3%)	(142,180,687)

	TOTAL NET ASSETS — 100.0%	$2,242,807,717

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 2.3%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 14.3%
Auto Components — 0.1%

44,400	Autoliv Inc.	$2,215,560

Automobiles — 0.4%

278,200	General Motors Corp. (a)	6,476,496

Hotels, Restaurants & Leisure — 1.5%

274,000	Boyd Gaming Corp. (a)	5,778,660
260,800	International Game Technology	11,775,120
367,000	Wyndham Worldwide Corp.	8,136,390

	Total Hotels, Restaurants & Leisure	25,690,170

Household Durables — 1.6%

219,000	Black & Decker Corp. (a)	15,060,630
128,100	Whirlpool Corp. (a)	10,807,797

	Total Household Durables	25,868,427

Leisure Equipment & Products — 0.7%

558,800	Mattel Inc.	10,796,016

Media — 5.1%

762,200	CBS Corp., Class B Shares	17,393,404
1,020,000	DIRECTV Group Inc.*	25,551,000
281,700	Gannett Co. Inc. (a)	8,493,255
33	Gemstar-TV Guide International Inc.*	156
1,430,000	Interpublic Group Cos. Inc. (a)*	12,326,600
293,700	Time Warner Inc.	4,584,657
278,000	WPP Group PLC, ADR (a)	16,560,460

	Total Media	84,909,532

Multiline Retail — 2.4%

85,800	JC Penney Co. Inc.	3,964,818
790,000	Macy’s Inc.	19,497,200
307,000	Target Corp.	16,151,270

	Total Multiline Retail	39,613,288

Specialty Retail — 1.7%

711,900	Home Depot Inc.	18,900,945
564,000	Limited Brands Inc.	8,601,000
24,790	Office Depot Inc.*	281,862

	Total Specialty Retail	27,783,807

Textiles, Apparel & Luxury Goods — 0.8%
179,200	V. F. Corp.	13,626,368

	TOTAL CONSUMER DISCRETIONARY	236,979,664

CONSUMER STAPLES — 10.6%
Beverages — 1.4%

262,000	Anheuser-Busch Cos. Inc.	12,337,580
197,500	Coca-Cola Co.	11,545,850

	Total Beverages	23,883,430

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Beverages — 1.4% — (continued)
Food & Staples Retailing — 1.6%

469,000	CVS/Caremark Corp.	$18,938,220
133,800	Kroger Co.	3,244,650
23,100	Safeway Inc.	663,894
147,300	SUPERVALU Inc.	3,866,625

	Total Food & Staples Retailing	26,713,389

Food Products — 3.4%

495,000	Archer Daniels Midland	22,324,500
323,000	Campbell Soup Co.	10,429,670
520,000	ConAgra Foods Inc.	11,492,000
383,657	Kraft Foods Inc.	11,958,589

	Total Food Products	56,204,759

Household Products — 0.7%

185,400	Kimberly-Clark Corp.	12,084,372

Tobacco — 3.5%

611,600	Altria Group Inc.	44,732,424
207,400	Reynolds American Inc. (a)	13,215,528

	Total Tobacco	57,947,952

	TOTAL CONSUMER STAPLES	176,833,902

ENERGY — 19.1%
Energy Equipment & Services — 4.5%

215,000	Baker Hughes Inc.	14,467,350
510,000	BJ Services Co.	13,229,400
806,500	Halliburton Co.	30,888,950
520,000	Nabors Industries Ltd.*	16,395,600

	Total Energy Equipment & Services	74,981,300

Oil, Gas & Consumable Fuels — 14.6%

209,400	Anadarko Petroleum Corp.	13,347,156
419,800	BP PLC, ADR (a)	27,232,426
592,100	Chevron Corp.	51,311,386
506,100	ConocoPhillips	41,859,531
1,020,000	El Paso Corp.	16,626,000
310,500	Exxon Mobil Corp.	27,016,605
527,000	Marathon Oil Corp.	28,015,320
187,800	Occidental Petroleum	14,530,086
153,300	Royal Dutch Shell PLC, Class A Shares, ADR (a)	10,953,285
141,100	Total SA, ADR	10,637,529

	Total Oil, Gas & Consumable Fuels	241,529,324

	TOTAL ENERGY	316,510,624

FINANCIALS — 16.5%
Capital Markets — 1.1%

8,400	Goldman Sachs Group Inc.	1,424,892
138,100	Merrill Lynch & Co. Inc.	6,844,236
233,700	Morgan Stanley	9,843,444

	Total Capital Markets	18,112,572

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Capital Markets — 1.1% — (continued)
Commercial Banks — 4.2%

789,700	Bank of America Corp.	$31,382,678
447,000	Keycorp	9,856,350
941,800	Regions Financial Corp. (a)	19,966,160
289,500	Wachovia Corp.	8,864,490

	Total Commercial Banks	70,069,678

Diversified Financial Services — 2.3%

28,500	Deutsche Bank AG	3,162,360
857,000	JPMorgan Chase & Co.	34,837,050

	Total Diversified Financial Services	37,999,410

Insurance — 8.0%

184,000	ACE Ltd.	10,348,160
695,100	Allstate Corp.	33,177,123
408,900	American International Group Inc.	19,161,054
106,800	Fidelity National Financial Inc.	1,880,748
307,500	Genworth Financial Inc., Class A Shares	7,127,850
75,600	Hartford Financial Services Group Inc.	5,284,440
214,400	Lincoln National Corp.	10,957,984
276,900	MetLife Inc.	16,132,194
20,800	RenaissanceRe Holdings Ltd.	1,141,920
489,100	Travelers Cos. Inc.	22,699,131
106,100	XL Capital Ltd., Class A Shares	3,825,966

	Total Insurance	131,736,570

Real Estate Investment Trusts (REITs) — 0.5%

503,600	Host Hotels & Resorts Inc.	8,153,284

Thrifts & Mortgage Finance — 0.4%

87,100	Fannie Mae	2,408,315
193,200	Freddie Mac	4,864,776

	Total Thrifts & Mortgage Finance	7,273,091

	TOTAL FINANCIALS	273,344,605

HEALTH CARE — 6.6%
Health Care Equipment & Supplies — 0.2%

64,475	Covidien Ltd.	2,758,885

Health Care Providers & Services — 0.8%

166,800	Amerisourcebergen Corp. Class A	6,958,896
119,200	McKesson Corp.	7,004,192

	Total Health Care Providers & Services	13,963,088

Pharmaceuticals — 5.6%

214,000	Barr Pharmaceuticals Inc.*	10,090,100
482,100	GlaxoSmithKline PLC, ADR	21,169,011
109,600	Merck & Co. Inc.	4,855,280
2,093,800	Pfizer Inc.	46,649,864
252,500	Wyeth	11,014,050

	Total Pharmaceuticals	93,778,305

	TOTAL HEALTH CARE	110,500,278

INDUSTRIALS — 6.8%
Aerospace & Defense — 0.6%

137,200	Northrop Grumman Corp.	10,785,292

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Aerospace & Defense — 0.6% — (continued)
Building Products — 0.2%

113,300	KB Home (a)	$2,711,269

Commercial Services & Supplies — 1.6%

106,000	Avery Dennison Corp. (a)	5,439,920
334,800	R.R. Donnelley & Sons Co.	10,656,684
339,400	Waste Management Inc.	11,142,502

	Total Commercial Services & Supplies	27,239,106

Industrial Conglomerates — 1.1%

308,300	General Electric Co.	10,217,062
63,600	Parker Hannifin Corp.	4,110,468
64,475	Tyco Electronics Ltd.	2,121,227
64,475	Tyco International Ltd.	2,582,869

	Total Industrial Conglomerates	19,031,626

Machinery — 1.7%

291,200	Caterpillar Inc.	21,062,496
32,400	Eaton Corp.	2,612,412
58,500	Terex Corp.*	3,945,825

	Total Machinery	27,620,733

Road & Rail — 1.6%

500,500	Norfolk Southern Corp.	26,471,445

	TOTAL INDUSTRIALS	113,859,471

INFORMATION TECHNOLOGY — 8.8%
Computers & Peripherals — 0.7%

509,100	Seagate Technology	10,981,287

Electronic Equipment & Instruments — 2.4%

91,000	Diamond Offshore Drilling Inc.	10,995,530
1,763,626	Flextronics International Ltd.*	17,883,168
620,000	Ingram Micro Inc.*	9,467,400
182,520	Sanmina-SCI Corp.*	301,158
51,910	Tech Data Corp.*	1,731,199

	Total Electronic Equipment & Instruments	40,378,455

IT Services — 1.2%

994,000	Western Union Co.	20,675,200

Semiconductors & Semiconductor Equipment — 3.1%

1,882,000	Infineon Technologies AG, ADR*	15,187,740
1,582,600	Intel Corp.	31,572,870
880,000	Qimonda AG, ADR (a)*	3,977,600

	Total Semiconductors & Semiconductor Equipment	50,738,210

Software — 1.4%

1,000,000	Cadence Design Systems Inc.*	10,620,000
727,000	Symantec Corp.*	12,242,680

	Total Software	22,862,680

	TOTAL INFORMATION TECHNOLOGY	145,635,832

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

MATERIALS — 6.9%
Chemicals — 3.4%

1,024,200	Dow Chemical Co.	$38,602,098
395,000	EI Du Pont de Nemours & Co.	18,335,900

	Total Chemicals	56,937,998

Metals & Mining — 3.5%

593,800	Alcoa Inc.	22,053,732
106,800	ArcelorMittal, Class A Shares (a)	8,118,936
296,000	Gold Fields Ltd.*	4,200,240
443,000	Newmont Mining Corp.	22,668,310

	Total Metals & Mining	57,041,218

	TOTAL MATERIALS	113,979,216

TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 4.5%

975,734	AT&T Inc.	33,984,815
597,500	Sprint Nextel Corp.	4,248,225
528,200	Verizon Communications	19,184,224
175,000	Vodafone Group PLC, ADR	5,640,250
960,272	Windstream Corp.	11,292,799

	Total Diversified Telecommunication Services	74,350,313

Wireless Equipment — 0.2%

90,500	Nokia Corp., ADR	3,258,905

	TOTAL TELECOMMUNICATION SERVICES	77,609,218

UTILITIES — 1.7%
Electric — 0.2%

43,000	Constellation Energy Group Inc.	3,799,050

Electric Utilities — 0.7%

111,800	American Electic Power Co. Inc.	4,574,856
38,900	Entergy Corp.	3,996,586
77,900	Wisconsin Energy Corp.	3,397,998

	Total Electric Utilities	11,969,440

Multi-Utilities — 0.8%

244,400	Ameren Corp.	10,435,880
50,600	Sempra Energy	2,688,378

	Total Multi-Utilities	13,124,258

	TOTAL UTILITIES	28,892,748

	TOTAL COMMON STOCKS (Cost — $1,577,382,483)	1,594,145,558

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,577,382,483)	1,594,145,558

Face
Amount

SHORT-TERM INVESTMENTS (b) — 9.5%
MONEY MARKET FUND — 6.4%
106,278,472	BBH Securities Lending Trust (c) (Cost — $106,278,472)	106,278,472

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Face
Amount	Security	Value

TIME DEPOSITS — 3.1%
$1,941,890	Bank of America — London, 2.540% due 3/3/08	$1,941,890
49,059,736	Wells Fargo — Grand Cayman, 2.540% due 3/3/08	49,059,736

	TOTAL TIME DEPOSITS (Cost — $51,001,626)	51,001,626

	TOTAL SHORT-TERM INVESTMENTS (Cost — $157,280,098)	157,280,098

	TOTAL INVESTMENTS — 105.5% (Cost — $1,734,662,581#)	1,751,425,656
	Liabilities in Excess of Other Assets — (5.5%)	(91,976,632)

	TOTAL NET ASSETS — 100.0%	$1,659,449,024

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3.1%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.7%
CONSUMER DISCRETIONARY — 8.1%
Diversified Consumer Services — 2.6%

90,000	American Public Education Inc.*	$2,999,700
165,012	Corinthian Colleges Inc.*	1,311,845
40,700	New Oriental Education & Technology Group Inc., ADR*	2,537,645
321,400	Stewart Enterprises Inc., Class A Shares	1,918,758

	Total Diversified Consumer Services	8,767,948

Hotels, Restaurants & Leisure — 2.1%

31,800	Red Robin Gourmet Burgers Inc.*	1,059,894
227,858	Texas Roadhouse Inc., Class A Shares (a)*	2,119,079
108,050	WMS Industries Inc.*	4,102,659

	Total Hotels, Restaurants & Leisure	7,281,632

Household Durables — 0.3%

53,600	Tempur-Pedic International Inc. (a)	933,712

Textiles, Apparel & Luxury Goods — 3.1%
68,100	Aeropostale Inc.*	1,829,166
265,959	Bebe Stores Inc. (a)	3,247,359
137,900	Iconix Brand Group Inc. (a)*	2,865,562
42,200	Oxford Industries Inc.	892,108
94,300	True Religion Apparel Inc. (a)*	1,926,549

	Total Textiles, Apparel & Luxury Goods	10,760,744

	TOTAL CONSUMER DISCRETIONARY	27,744,036

CONSUMER STAPLES — 2.3%
Food Products — 0.4%
176,600	Agria Corp.*	1,439,290

Personal Products — 1.9%

233,900	Bare Escentuals Inc. (a)*	6,404,182

	TOTAL CONSUMER STAPLES	7,843,472

ENERGY — 15.9%
Energy Equipment & Services — 8.5%
193,200	Complete Production*	3,751,944
87,000	Evergreen Solar Inc. (a)*	836,070
64,430	Exterran Holdings Inc.*	4,487,550
92,100	Flotek Industries Inc. (a)*	2,093,433
53,100	NATCO Group Inc.*	2,530,215
115,800	Oil States International Inc.*	4,882,128
198,900	Superior Energy Services Inc.*	8,093,241
67,000	Willbros Group Inc. (a)*	2,295,420

	Total Energy Equipment & Services	28,970,001

Oil, Gas & Consumable Fuels — 7.4%

30,350	Carrizo Oil & Gas Inc.*	1,752,713
46,200	Foundation Coal Holdings Inc.	2,668,974
205,500	Key Energy Services Inc.*	2,776,305
90,800	Parallel Petroleum Corp*	1,677,984
132,100	Patterson UTI Energy Inc.	3,134,733
129,700	Pioneer Drilling Co.*	1,739,277
97,800	Precision Drilling Trust (a)	2,195,610

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Oil, Gas & Consumable Fuels — 7.4% — (continued)

166,498	Quicksilver Resources Inc. (a)*	$5,727,531
78,400	T-3 Energy Services Inc.*	3,870,608

	Total Oil, Gas & Consumable Fuels	25,543,735

	TOTAL ENERGY	54,513,736

FINANCIALS — 2.4%
Commercial Banks — 0.9%

120,000	Signature Bank*	3,180,000

Diversified Financial Services — 0.5%

52,300	Interactive Brokers Group Inc., Class A Shares*	1,624,961

Insurance — 0.5%

60,000	Tower Group Inc.	1,704,600

Real Estate Investment Trusts (REITs) — 0.5%

135,100	DiamondRock Hospitality Co.	1,687,399

	TOTAL FINANCIALS	8,196,960

HEALTH CARE — 26.1%
Biotechnology — 10.4%

103,800	Alexion Pharmaceuticals Inc. (a)*	6,291,318
182,900	Applera Corp. — Celera Group*	2,534,994
33,689	Cephalon Inc. (a)*	2,032,794
79,600	Cubist Pharmaceuticals Inc. (a)*	1,448,720
272,200	Human Genome Sciences Inc.*	1,608,702
77,700	Illumina Inc. (a)*	5,626,257
101,900	InterMune Inc. (a)*	1,434,752
109,100	Keryx Biopharmaceuticals Inc.*	627,325
108,000	Omrix Biopharmaceuticals Inc. (a)*	2,608,200
116,550	OSI Pharmaceuticals Inc.*	4,189,973
217,400	TomoTherapy Inc. (a)*	2,863,158
27,900	United Therapeutics Corp. (a)*	2,348,343
142,500	Vanda Pharmaceuticals Inc. (a)*	649,800
67,000	Vertex Pharmaceuticals Inc. (a)*	1,172,500

	Total Biotechnology	35,436,836

Health Care Equipment & Supplies — 8.7%

221,600	Align Technology Inc. (a)*	2,736,760
160,400	American Medical Systems Holdings Inc. (a)*	2,340,236
100,100	Cutera Inc.*	1,269,268
222,300	ev3 Inc. (a)*	1,965,132
37,700	Greatbatch Inc. (a)*	805,649
118,288	Immucor Inc.*	3,524,982
108,000	Masimo Corp. (a)*	3,462,480
71,300	Palomar Medical Technologies Inc. (a)*	949,003
146,200	PerkinElmer Inc.	3,628,684
369,500	Spectranetics Corp. (a)*	3,325,500
73,200	Varian Inc.*	3,963,780
103,500	Vnus Medical Technologies Inc.*	1,934,415

	Total Health Care Equipment & Supplies	29,905,889

Health Care Providers & Services — 2.0%

48,000	Genoptix Inc.*	1,232,160
107,300	Gentiva Health Services Inc.*	2,313,388
211,600	Sun Healthcare Group Inc.*	3,118,984

	Total Health Care Providers & Services	6,664,532

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Health Care Providers & Services — 2.0% — (continued)

Life Sciences Tools & Services — 1.0%

47,200	Dionex Corp.*	$3,484,304

Pharmaceuticals — 4.0%

408,900	Adolor Corp.*	1,868,673
155,900	Array Biopharma Inc. (a)*	873,040
296,200	Medicines Co.*	5,704,812
96,100	Medicis Pharmaceutical Corp., Class A Shares	1,971,011
195,600	Santarus Inc. (a)*	352,080
144,350	Sciele Pharma Inc. (a)*	2,988,045

	Total Pharmaceuticals	13,757,661

	TOTAL HEALTH CARE	89,249,222

INDUSTRIALS — 11.2%
Airlines — 0.4%

181,400	Airtran Holdings Inc. (a)*	1,309,708

Building Products — 0.1%

24,900	Apogee Enterprises Inc.	383,211

Commercial Services & Supplies — 3.8%

51,900	Aegean Marine Petroleum Network Inc.	1,422,579
67,600	Coinstar Inc. (a)*	1,971,216
143,700	Geo Group Inc.*	3,835,353
42,100	Kendle International Inc. (a)*	1,886,501
149,800	MDC Partners Inc. (b)*	1,208,886
138,600	Valueclick Inc.*	2,676,366

	Total Commercial Services & Supplies	13,000,901

Construction & Engineering — 0.8%

75,700	Perini Corp.*	2,837,236

Electrical Equipment — 1.6%

53,400	Acuity Brands Inc. (a)	2,371,494
86,400	Energy Conversion Devices Inc. (a)*	2,295,648
249,700	Power-One Inc.*	649,220

	Total Electrical Equipment	5,316,362

Machinery — 3.2%

131,494	Actuant Corp., Class A Shares	3,534,559
131,425	RBC Bearings Inc.*	4,415,880
89,800	Wabtec Corp.	3,107,978

	Total Machinery	11,058,417

Road & Rail — 0.6%

76,100	J.B. HuntTransport Services Inc.	2,082,857

Trading Companies & Distributors — 0.7%

134,000	Interline Brands Inc.*	2,381,180

	TOTAL INDUSTRIALS	38,369,872

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 30.3%
Communication Equipment — 3.4%

127,300	Foundry Networks Inc.*	$1,511,051
171,900	Harmonic Inc.*	1,531,629
73,900	NICE Systems Ltd., ADR*	2,385,492
141,700	Polycom Inc.*	3,089,060
147,000	Riverbed Technology Inc.*	2,948,820

	Total Communication Equipment	11,466,052

Computers & Peripherals — 0.8%

78,700	Magma Design Automation Inc.*	772,834
21,800	Sigma Designs Inc. (a)*	642,010
131,300	Virtusa Corp. (b)*	1,435,109

	Total Computers & Peripherals	2,849,953

Internet & Catalog Retail — 0.3%

71,600	Nutri/System Inc. (a)*	1,024,596

Internet Software & Services — 2.9%

67,300	comScore Inc.*	1,387,726
31,800	DealerTrack Holdings Inc.*	650,946
17,000	Equinix Inc. (a)*	1,178,950
555,700	Skillsoft PLC, ADR*	4,873,489
100,700	Websense Inc.*	1,960,629

	Total Internet Software & Services	10,051,740

IT Services — 3.7%

364,500	Cybersource Corp.*	5,325,345
218,200	MPS Group Inc.*	2,487,480
87,900	RightNow Technologies Inc.*	1,004,697
375,600	Sapient Corp.*	2,771,928
47,200	SRA International Inc.*	1,132,800

	Total IT Services	12,722,250

Semiconductors & Semiconductor Equipment — 6.5%

238,200	AMIS Holdings Inc.*	1,624,524
124,300	ATMI Inc.*	3,398,361
57,000	Cavium Networks Inc.*	810,540
130,000	IXYS Corp. (a)*	916,500
129,300	Microsemi Corp.*	2,812,275
90,900	Netlogic Microsystems Inc. (a)*	2,145,240
808,700	PMC-Sierra Inc. (a)*	3,873,673
72,000	Power Integrations Inc.*	1,893,600
32,800	Standard Microsystems Corp.*	929,880
85,200	Tessera Technologies Inc.*	2,007,312
53,950	Varian Semiconductor Equipment Associates Inc.*	1,822,431

	Total Semiconductors & Semiconductor Equipment	22,234,336

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Software — 12.7%

47,800	Ansys Inc.*	$1,786,286
75,800	Blackboard Inc.*	2,180,766
287,500	Commvault Systems Inc.*	4,025,000
109,300	Concur Technologies Inc. (a)*	3,195,932
102,300	Double-Take Software*	1,062,897
170,385	Informatica Corp*	2,974,922
79,400	MICROS Systems Inc.*	2,543,976
119,651	Net 1 UEPS Technologies Inc.*	3,481,844
490,400	Nuance Communications Inc. (a)*	8,067,080
261,700	Phase Forward Inc.*	4,168,881
235,400	Quest Software Inc.*	3,349,742
47,100	Smith Micro Software Inc.*	241,152
79,000	Solera Holdings Inc.*	1,874,670
188,700	Synchronoss Technolgies Inc. (a)*	3,034,296
84,757	Verint Systems Inc.*	1,281,526

	Total Software	43,268,970

	TOTAL INFORMATION TECHNOLOGY	103,617,897

MATERIALS — 0.6%
Metals & Mining — 0.6%

126,200	Horsehead Holding Corp.*	1,981,340

TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%

69,900	Atheros Communications Inc.*	1,699,968
61,300	Cbeyond Inc.*	1,004,707

	Total Diversified Telecommunication Services	2,704,675

	TOTAL TELECOMMUNICATION SERVICES	2,704,675

	TOTAL COMMON STOCKS (Cost — $315,074,478)	334,221,210

RIGHTS — 0.0%
HEALTH CARE — 0.0%
Pharmaceuticals — 0.0%

880	OSI Pharmaceuticals Inc. (b)* (Cost — $123)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $315,074,601)	334,221,210

Face
Amount
SHORT-TERM INVESTMENTS (c) — 28.7%
MONEY MARKET FUND — 27.1%
92,844,175	BBH Securities Lending Trust (d) (Cost — $92,844,175)	92,844,175

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 1.6%
$5,459,466	Wells Fargo — Grand Cayman, 2.540% due 3/3/08 (Cost — $5,459,467)	$5,459,467

	TOTAL SHORT-TERM INVESTMENTS (Cost — $98,303,642)	98,303,642

	TOTAL INVESTMENTS — 126.4% (Cost — $413,378,243#)	432,524,852
	Liabilities in Excess of Other Assets — (26.4%)	(90,439,848)

	TOTAL NET ASSETS — 100.0%	$342,085,004

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 1.6%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 94.4%
CONSUMER DISCRETIONARY — 12.1%
Auto Components — 2.3%

995,007	Hayes Lemmerz International Inc.*	$3,164,122
291,382	Modine Manufacturing Co.	3,636,447

	Total Auto Components	6,800,569

Automobiles — 1.3%

528,500	Fleetwood Enterprises Inc. (a)*	2,251,410
49,300	Thor Industries Inc. (a)	1,502,664

	Total Automobiles	3,754,074

Diversified Consumer Services — 0.4%

96,400	Service Corporation International	1,041,120

Hotels, Restaurants & Leisure — 0.5%

28,700	CEC Entertainment Inc.*	770,021
76,500	CKE Restaurants Inc.	847,620

	Total Hotels, Restaurants & Leisure	1,617,641

Household Durables — 1.0%

32,900	American Greetings Corp., Class A Shares	619,178
37,900	Ethan Allen Interiors Inc. (a)	1,032,396
34,500	Lancaster Colony Corp.	1,280,985

	Total Household Durables	2,932,559

Leisure Equipment & Products — 0.6%

227,277	Arctic Cat Inc. (a)	1,718,214

Media — 0.6%

19,040	AH Belo Corp., Class A Shares*	231,717
99,200	Belo Corp.	1,167,584
10,700	Meredith Corp.	463,845

	Total Media	1,863,146

Multiline Retail — 1.6%

35,400	Dollar Tree Stores Inc.*	949,782
441,857	Fred’s Inc.	3,879,504

	Total Multiline Retail	4,829,286

Specialty Retail — 2.9%

50,900	Borders Group Inc.	471,334
114,850	Cato Corp., Class A Shares	1,798,551
268,686	MarineMax Inc. (a)*	3,299,464
26,600	PETsMART Inc.	572,698
37,200	Ross Stores Inc.	1,036,020
40,375	Stage Stores Inc.	511,148
46,600	Zale Corp. (a)*	900,312

	Total Specialty Retail	8,589,527

Textiles, Apparel & Luxury Goods — 0.9%

20,775	Brown Shoe Co. Inc.	304,977
24,100	Men’s Wearhouse Inc.	555,264
17,300	Warnaco Group Inc.*	649,788

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Textiles, Apparel & Luxury Goods — 0.9% — (continued)

37,500	Wolverine World Wide Inc.	$993,750

	Total Textiles, Apparel & Luxury Goods	2,503,779

	TOTAL CONSUMER DISCRETIONARY	35,649,915

CONSUMER STAPLES — 5.5%

Beverages — 1.2%

38,200	Constellation Brands Inc., Class A Shares*	733,822
717,600	Cott Corp. (a)*	1,578,720
46,800	PepsiAmericas Inc.	1,184,040

	Total Beverages	3,496,582

Food & Drug Retailing — 0.4%

13,200	Casey’s General Stores Inc.	330,660
30,500	Weis Markets Inc.	988,505

	Total Food & Drug Retailing	1,319,165

Food Products — 3.1%

34,500	Corn Products International Inc.	1,266,495
94,900	Del Monte Foods Co.	852,202
27,700	J.M. Smucker Co.	1,417,963
49,000	Pilgrim’s Pride Corp. (a)	1,149,540
177,620	Tootsie Roll Industries Inc. (a)	4,303,733

	Total Food Products	8,989,933

Household Products — 0.3%

22,300	WD-40 Co.	693,084
11,400	Zep Inc.	178,980

	Total Household Products	872,064

Tobacco — 0.5%

26,400	Universal Corp.	1,502,424

	TOTAL CONSUMER STAPLES	16,180,168

ENERGY — 8.0%

Energy Equipment & Services — 2.9%

104,300	Grey Wolf Inc.*	646,660
23,100	Holly Corp.	1,233,309
171,700	ION Geophysical Corp. (a)(b)*	2,281,893
24,900	Lufkin Industries Inc.	1,423,284
22,700	Tidewater Inc.	1,274,605
26,000	W-H Energy Services*	1,634,620

	Total Energy Equipment & Services	8,494,371

Oil, Gas & Consumable Fuels — 5.1%

14,700	Arch Coal Inc.	751,023
34,600	Berry Petroleum Co., Class A Shares	1,422,406
33,100	Cabot Oil & Gas Corp.	1,646,725
31,200	Cimarex Energy Co.	1,644,240
38,124	Hercules Offshore Inc. (a)*	966,062
31,100	Newfield Exploration Co.*	1,722,318
32,500	Penn Virginia Corp.	1,383,200
38,000	St. Mary Land & Exploration Co.	1,401,440
40,000	Tsakos Energy Navigation Ltd.	1,308,800
38,600	Western Refining Inc. (a)	768,912

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.1% — (continued)

35,500	Whiting Petroleum Corp.*	$2,173,310

	Total Oil, Gas & Consumable Fuels	15,188,436

	TOTAL ENERGY	23,682,807

FINANCIALS — 17.2%

Capital Markets — 0.6%

49,000	Boston Private Financial Holdings Inc. (a)	674,730
60,600	Jefferies Group Inc.	1,075,650

	Total Capital Markets	1,750,380

Commercial Banks — 7.0%

28,900	AMCORE Financial Inc.	561,238
49,300	BancorpSouth Inc.	1,108,264
58,600	Bank of Hawaii Corp.	2,813,972
75,200	Colonial BancGroup Inc. (a)	908,416
22,900	Cullen/Frost Bankers Inc.	1,170,648
36,800	East-West Bancorp (a)	692,208
25,800	First Midwest Bancorp Inc.	672,090
14,800	FirstMerit Corp.	277,796
59,600	Frontier Financial Corp. (a)	892,808
88,600	Fulton Financial Corp.	1,030,418
21,100	Hancock Holding Co. (a)	781,544
17,800	Independent Bank Corp., (Massachusetts)	471,166
24,800	NBT Bancorp Inc.	475,416
62,799	Old National Bancorp (a)	974,640
185,103	Oriental Financial Group Inc.	3,853,844
41,499	Provident Bankshares Corp.	528,282
76,700	Sterling Bancshares Inc.	714,077
46,850	Sterling Financial Corp. of Spokane	697,597
51,900	Susquehanna Bancshares Inc.	1,032,291
44,500	Whitney Holding Corp.	1,068,445

	Total Commercial Banks	20,725,160

Consumer Finance — 0.3%

102,800	Advance America Cash Advance Centers Inc.	763,804

Insurance — 5.1%

112,700	American Equity Investment Life Holding Co.	1,076,285
46,200	American Financial Group Inc.	1,195,194
38,250	Delphi Financial Group, Class A Shares	1,153,620
29,200	Harleysville Group Inc.	980,536
54,500	Infinity Property & Casualty Corp.	2,189,265
41,600	Platinum Underwriters Holdings Ltd.	1,435,200
23,700	Protective Life Corp.	914,583
21,000	RLI Corp.	1,096,830
63,300	Selective Insurance Group	1,504,008
18,500	StanCorp Financial Group Inc.	908,165
48,000	W.R. Berkley Corp.	1,381,920
35,900	Zenith National Insurance Corp.	1,223,472

	Total Insurance	15,059,078

Real Estate Investment Trusts (REITs) — 3.4%

62,600	Ashford Hospitality Trust Inc.	416,290
53,464	Brandywine Realty Trust	894,987
40,200	CBL & Associates Properties Inc.	938,670
35,500	Education Realty Trust Inc.	452,270
48,200	Equity One Inc. (a)	1,031,480

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 3.4% — (continued)

31,100	First Industrial Realty Trust Inc. (a)	$944,818
43,500	Healthcare Realty Trust	1,034,865
28,500	Highwoods Properties Inc.	840,180
144,600	HRPT Properties Trust	994,848
40,100	Nationwide Health Properties Inc. (a)	1,216,233
27,430	Potlatch Corp,	1,132,036

	Total Real Estate Investment Trusts (REITs)	9,896,677

Thrifts & Mortgage Finance — 0.8%

48,550	Washington Federal Inc.	1,102,085
40,100	Washington Real Estate Investment Trust (a)	1,279,992

	Total Thrifts & Mortgage Finance	2,382,077

	TOTAL FINANCIALS	50,577,176

HEALTH CARE — 5.0%

Health Care Equipment & Supplies — 2.9%

44,800	Invacare Corp.	1,118,208
303,083	Merit Medical Systems Inc.*	4,803,866
54,600	STERIS Corp.	1,344,252
34,300	West Pharmaceutical Services Inc.	1,416,590

	Total Health Care Equipment & Supplies	8,682,916

Health Care Providers & Services — 2.1%

30,500	Amerigroup Corp.*	1,098,000
65,500	Owens & Minor Inc. (a)	2,814,535
17,800	Pediatrix Medical Group Inc.*	1,174,978
19,000	Universal Health Services Inc., Class B Shares	1,014,980

	Total Health Care Providers & Services	6,102,493

	TOTAL HEALTH CARE	14,785,409

INDUSTRIALS — 23.3%

Aerospace & Defense — 0.5%

26,400	DRS Technologies Inc.	1,480,776

Airlines — 0.6%

82,800	SkyWest Inc.	1,831,536

Building Products — 2.2%

30,200	Crane Co.	1,245,146
31,300	Lennox International Inc.	1,178,132
24,800	MDC Holdings Inc.	1,038,624
40,600	Simpson Manufacturing Co. Inc. (a)	972,776
192,955	Trex Co. Inc. (a)*	1,505,049
20,400	Universal Forest Products Inc.	566,712

	Total Building Products	6,506,439

Commercial Services & Supplies — 4.9%

311,380	ACCO Brands Corp.*	4,318,841
27,000	Brink’s Co.	1,807,110
282,570	Calgon Carbon Corp (a)*	4,617,194
21,100	Casella Waste Systems Inc., Class A Shares*	208,679
76,800	Ennis Inc.	1,225,728
22,500	Great Lakes Dredge & Dock Corp.	137,475
59,767	Kelly Services Inc., Class A Shares	1,148,124
20,900	United Stationers Inc.*	1,031,624

	Total Commercial Services & Supplies	14,494,775

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Commercial Services & Supplies — 4.9% — (continued)

Electrical Equipment — 2.4%

27,300	Acuity Brands Inc. (a)	$1,212,393
203,972	EnerSys (a)*	4,689,316
29,400	Regal-Beloit Corp.	1,085,448

	Total Electrical Equipment	6,987,157

Industrial Conglomerates — 0.5%

11,900	TriMas Corp.*	91,987
25,500	Walter Industries Inc.	1,393,065

	Total Industrial Conglomerates	1,485,052

Machinery — 5.8%

45,700	Actuant Corp., Class A Shares	1,228,416
34,900	Albany International Corp., Class A Shares	1,198,117
53,500	Barnes Group Inc. (a)	1,216,590
211,200	Briggs & Stratton Corp. (a)	3,774,144
29,300	Gardner Denver Inc*	1,081,463
43,300	Harsco Corp.	2,446,017
40,600	Kennametal Inc.	1,233,022
20,300	Lincoln Electric Holdings Inc.	1,362,942
48,200	Mueller Industries Inc.	1,384,786
26,856	Mueller Water Products Inc., Class A Shares	233,916
26,900	Timken Co.	810,497
32,800	Wabtec Corp.	1,135,208

	Total Machinery	17,105,118

Marine — 1.4%

27,700	Alexander & Baldwin Inc.	1,219,908
25,500	Genco Shipping & Trading Ltd. (a)	1,485,885
29,300	Kirby Corp.*	1,320,844

	Total Marine	4,026,637

Paper & Forest Products — 0.1%

22,255	AbitibiBowater Inc. (a)	230,339

Road & Rail — 3.8%

37,900	Arkansas Best Corp. (a)	1,012,309
109,500	FreightCar America Inc. (a)	4,388,760
21,000	Saia Inc.*	303,450
307,600	Werner Enterprises Inc.	5,472,204

	Total Road & Rail	11,176,723

Trading Companies & Distributors — 0.8%

40,000	Applied Industrial Technologies Inc.	1,105,600
41,700	World Fuel Services Corp.	1,304,376

	Total Trading Companies & Distributors	2,409,976

Transportation Infrastructure — 0.3%

43,100	General Maritime Corp. (a)	1,014,574

	TOTAL INDUSTRIALS	68,749,102

INFORMATION TECHNOLOGY — 7.8%

Computers & Peripherals — 0.7%

154,800	Brocade Communications Systems Inc. (a)*	1,190,412
63,600	Emulex Corp.*	946,368

	Total Computers & Peripherals	2,136,780

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Computers & Peripherals — 0.7% — (continued)

Electronic Equipment & Instruments — 1.8%

91,200	AVX Corp.	$1,143,648
50,400	Bell Microproducts Inc.*	168,840
34,000	Checkpoint Systems Inc.*	822,800
29,600	Tech Data Corp.*	987,160
54,700	Technitrol Inc.	1,203,947
97,800	Vishay Intertechnology Inc.*	892,914

	Total Electronic Equipment & Instruments	5,219,309

IT Services — 1.7%

8,517	Forrester Research Inc.*	226,893
1,027,037	Lionbridge Technologies*	3,645,981
61,500	Sykes Enterprises Inc.*	1,032,585

	Total IT Services	4,905,459

Semiconductors & Semiconductor Equipment — 1.8%

118,800	Cirrus Logic Inc.*	610,632
272,093	Cohu Inc.	4,255,535
71,100	Entegris Inc.*	501,255

	Total Semiconductors & Semiconductor Equipment	5,367,422

Software — 1.8%

148,400	Compuware Corp.*	1,181,264
81,400	Parametric Technology Corp.*	1,246,234
38,000	QAD Inc.	332,120
26,200	Schawk Inc.	412,650
40,000	Sybase Inc.*	1,064,800
48,500	Synopsys Inc. (a)*	1,125,685

	Total Software	5,362,753

	TOTAL INFORMATION TECHNOLOGY	22,991,723

MATERIALS — 8.3%

Chemicals — 3.9%

34,300	Albemarle Corp.	1,301,342
19,700	Cytec Industries Inc.	1,128,416
29,600	FMC Corp.	1,675,656
29,300	Hercules Inc.	536,776
24,100	Lubrizol Corp.	1,405,030
51,300	Methanex Corp.	1,477,953
66,200	RPM International Inc.	1,384,242
42,900	Sensient Technologies Corp.	1,155,726
33,400	Valspar Corp.	724,446
49,500	Westlake Chemical Corp. (a)	798,930

	Total Chemicals	11,588,517

Construction Materials — 0.4%

32,300	Insteel Industries Inc. (a)	347,871
11,400	Texas Industries Inc. (a)	656,640

	Total Construction Materials	1,004,511

Containers & Packaging — 1.2%

63,900	Crown Holdings Inc.*	1,591,749
304,800	Intertape Polymer Group Inc.*	798,576
25,900	Silgan Holdings Inc.	1,210,566

	Total Containers & Packaging	3,600,891

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Containers & Packaging — 1.2% — (continued)

Metals & Mining — 2.8%

24,000	Agnico-Eagle Mines Ltd.*	$1,651,200
12,700	Cleveland Cliffs Inc. (a)	1,517,142
48,500	Commercial Metals Co.	1,477,310
163,900	IAMGOLD Corp.	1,325,951
10,900	Kaiser Aluminum Corp.	799,515
44,400	Royal Gold Inc. (a)	1,399,044

	Total Metals & Mining	8,170,162

	TOTAL MATERIALS	24,364,081

TELECOMMUNICATION SERVICES — 2.0%

Diversified Telecommunication Services — 2.0%

28,700	FairPoint Communications Inc.	282,408
477,000	MasTec Inc.*	4,154,670
52,000	Premiere Global Services Inc.*	734,760
41,600	Syniverse Holdings Inc.*	705,120

	Total Diversified Telecommunication Services	5,876,958

	TOTAL TELECOMMUNICATION SERVICES	5,876,958

UTILITIES — 5.2%

Electric Utilities — 1.3%

48,700	Cleco Corp.	1,115,717
43,100	El Paso Electric Co.*	881,826
21,700	Otter Tail Corp. (a)	704,165
55,100	Westar Energy Inc.	1,252,423

	Total Electric Utilities	3,954,131

Gas Utilities — 2.8%

45,900	Atmos Energy Corp.	1,193,400
22,300	Energen Corp.	1,338,000
32,700	National Fuel Gas Co.	1,538,535
67,300	Southwest Gas Corp.	1,722,207
52,800	UGI Corp.	1,352,208
39,500	WGL Holdings Inc.	1,232,005

	Total Gas Utilities	8,376,355

Independent Power Producers & Energy Traders — 0.2%

14,400	Black Hills Corp.	514,944

Multi-Utilities — 0.9%

36,900	OGE Energy Corp.	1,198,143
18,300	PNM Resources Inc.	216,672
43,200	Vectren Corp.	1,113,264

	Total Multi-Utilities	2,528,079

	TOTAL UTILITIES	15,373,509

	TOTAL COMMON STOCKS (Cost — $271,867,082)	278,230,848

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $271,867,082)	278,230,848

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 24.5%

COMMERCIAL PAPER — 1.5%

4,515,000	Lehman Brothers Holding Inc., 3.151% due 3/3/08 (c) (Cost — $4,513,815)	$4,513,815

MONEY MARKET FUND — 19.5%

57,329,046	BBH Securities Lending Trust (d) (Cost — $57,329,046)	57,329,046

TIME DEPOSITS — 3.5%

$6,233,131	Bank of America — London, 2.540% due 3/3/08	6,233,131
1,944	BBH — Grand Cayman, 2.540% due 3/3/08	1,944
4,199,041	Wells Fargo — Grand Cayman, 2.540% due 3/3/08	4,199,041

	TOTAL TIME DEPOSITS (Cost — $10,434,116)	10,434,116

	TOTAL SHORT-TERM INVESTMENTS (Cost — $72,276,977)	72,276,977

	TOTAL INVESTMENTS — 118.9% (Cost — $344,144,059#)	350,507,825
	Liabilities in Excess of Other Assets — (18.9%)	(55,647,100)

	TOTAL NET ASSETS — 100.0%	$294,860,725

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 5%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.7%
Australia — 0.3%

117,400	Macquarie Group Ltd. (a)	$5,745,400

Belgium — 0.3%

54,400	Mobistar SA	4,635,623

Bermuda — 0.5%

527,500	Jardine Strategic Holdings Ltd.	8,446,594

Brazil — 2.0%

353,200	Cosan SA Industria e Comercio	6,063,069
96,000	Petroleo Brasileiro SA (a)	11,264,640
385,700	Redecard SA	5,956,580
184,000	Tele Norte Leste Participacoes SA (a)	4,605,520
436,800	Unibanco — Uniao de Bancos Brasileiros SA	5,941,445

	Total Brazil	33,831,254

Canada — 3.2%

132,600	Agrium Inc. (a)	9,781,902
94,000	Barrick Gold Corp.	4,883,300
1,210,500	Bombardier Inc.*	6,956,328
188,600	Cameco Corp.	7,421,180
130,700	EnCana Corp.	10,009,616
89,000	Niko Resources Ltd.	8,404,899
386,700	Talisman Energy Inc. (a)	6,603,543

	Total Canada	54,060,768

China — 0.9%

7,420,000	China Petroleum & Chemical Corp., Class H Shares	8,074,124
3,290,000	Dongfeng Motor Group Co., Ltd.*	1,992,310
6,929,700	Industrials & Commercial Bank of China*	4,797,649

	Total China	14,864,083

Denmark — 0.8%

174,800	Danske Bank A/S (a)	6,694,673
326,600	H. Lundbeck A/S	7,782,464

	Total Denmark	14,477,137

Finland — 0.2%

86,767	Outokumpu Oyj	3,305,711

France — 10.2%

46,318	Air France-KLM	1,246,207
254,800	Alcatel SA	1,499,924
120,000	Alcatel SA, ADR (a)	704,400
554,730	AXA	18,707,246
123,880	BNP Paribas	11,129,651
70,300	Casino Guichard Perrachon SA	7,976,794
83,000	Cie de Saint-Gobain	6,527,164
317,100	France Telecom SA	10,656,540
78,400	Groupe Danone	6,162,513
38,344	Lafarge SA	6,628,763
52,104	L’Oreal SA	6,174,714
229,813	Sanofi-Aventis	17,037,809
34,723	Schneider Electric SA	3,949,485
60,100	Societe BIC SA	3,804,060
188,100	Suez SA	11,947,158

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

France — 10.2% — (continued)

88,700	Technip SA	$7,212,109
442,152	Total SA	33,391,955
185,000	Valeo	6,992,990
55,630	Veolia Environnement	4,952,060
194,400	Vivendi Universal SA	7,677,278

	Total France	174,378,820

Germany — 11.2%

63,152	Adidas AG	3,962,571
62,100	Allianz AG	10,894,134
84,007	BASF AG	10,640,918
271,000	Bayerishe Motoren Werke AG	14,836,739
235,700	Commerzbank AG	7,045,435
81,300	Continental AG	7,926,945
41,400	Deutsche Bank AG	4,602,315
349,900	Deutsche Telekom AG	6,648,128
38,000	E.ON AG	7,141,440
211,600	Fresenius Medical Care AG & Co. KGaA	11,108,991
202,000	Hannover Rueckversicherung AG	9,579,852
178,500	Heidelberger Druckmaschinen AG (a)	4,238,238
217,000	Henkel KGaA	9,603,110
421,500	Infineon Technologies AG*	3,370,619
110,000	Linde AG	14,584,106
58,400	Merck KGAA	7,251,599
100,200	MTU Aero Engines Holding AG	5,076,378
283,876	Rhoen-Klinikum AG	8,123,716
57,400	RWE AG	6,924,500
214,300	SAP AG	10,205,503
149,350	Siemens AG	19,066,085
270,900	Symrise AG*	7,282,363

	Total Germany	190,113,685

Greece — 1.0%

214,686	EFG Eurobank Ergasias SA	6,181,159
246,700	Public Power Corp.	10,510,835

	Total Greece	16,691,994

Hong Kong — 4.0%

1,045,000	Cheung Kong Holdings, Ltd.	15,620,510
1,820,000	China Resources Enterprise	6,441,823
3,442,800	China Unicom Ltd.	7,373,963
1,110,000	Denway Motors, Ltd.	573,463
2,166,000	Hutchison Telecommunications International Ltd.*	2,887,974
1,019,000	Hutchison Whampoa Ltd.	9,533,983
268,800	Jardine Matheson Holdings Ltd.	7,443,259
2,762,000	Shangri-La Asia Ltd.	8,209,781
673,400	Swire Pacific Ltd.	7,702,783
1,614,000	Techtronic Industries Co., Ltd.	1,570,655

	Total Hong Kong	67,358,194

India — 0.3%
149,810	Infosys Technologies Ltd., ADR (a)	5,830,605

Ireland — 1.8%

434,000	Allied Irish Banks PLC	8,857,673
276,000	Anglo Irish Bank Corp. PLC	3,902,240
16,700	Bank of Ireland	234,222
498,900	Bank of Ireland (LN)	6,959,835
283,900	CRH PLC	10,459,046

	Total Ireland	30,413,016

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Israel — 1.7%

766,239	Makhteshim-Agan Industries Ltd.*	$6,404,268
470,400	Teva Pharmaceutical Industries Ltd., ADR (a)	23,082,528

	Total Israel	29,486,796

Italy — 2.2%

218,295	Eni SpA	7,548,090
989,000	Intesa Sanpaolo SpA	6,625,447
959,400	Mediaset SpA	8,622,380
3,330,700	Telecom Italia	8,331,053
824,700	UniCredito Italiano SpA	6,051,544

	Total Italy	37,178,514

Japan — 15.9%

72,500	Asatsu-DK Inc.	2,330,347
192,400	Astellas Pharma Inc.	8,412,398
130,000	Canon Inc.	5,800,216
700	Central Japan Railway Co.	6,643,357
141,400	Daito Trust Construction Co., Ltd. (a)	7,624,776
463,000	Ebara Corp. (a)	1,305,943
188,400	Hitachi Construction Machinery Co., Ltd.	5,101,079
284,600	Honda Motor Co., Ltd.	8,664,851
128,000	Hoya Corp.	3,244,127
181,300	JFE Holdings Inc.	8,038,300
995	KDDI Corp.	6,110,152
210,200	Konami Corp.	6,929,319
490,000	Kuraray Co., Ltd.	5,812,557
520,700	Mitsubishi Corp.	15,820,043
588,000	Mitsubishi Gas Chemical Co., Inc.	4,341,186
839	Mizuho Financial Group Inc. (a)	3,474,127
2,107,000	Mizuho Investors Securities Co., Ltd. (a)	2,888,474
92,400	Nidec Corp.	6,082,050
2,775	Nippon Telegraph & Telephone Corp.	12,007,923
998,400	Nipponkoa Insurance Co., Ltd.	8,052,509
314,200	Nitto Denko Corp.	15,196,897
304,000	Omron Corp (a)	6,746,518
366,000	Onward Kashiyama Co., Ltd.	3,553,728
61,400	ORIX Corp. (a)	9,095,044
475,000	Ricoh Co., Ltd.	7,607,592
141,500	Secom Co., Ltd.	7,089,263
1,269,000	Sekisui Chemical Co., Ltd.	8,844,256
266,600	Seven & I Holdings Co., Ltd.	6,600,378
105,300	Shin-Etsu Chemical Co., Ltd.	5,672,781
52,300	SMC Corp.	5,527,717
391,400	Sony Corp.	18,237,067
67,500	Square Enix Co., Ltd.	2,236,948
309,300	Sumitomo Electric Industries Ltd.	4,568,503
700	Sumitomo Mitsui Financial Group Inc.	5,020,125
244,600	Sundrug Co., Ltd. (a)	6,160,270
833,000	Tokyu Corp.	4,805,387
1,446,000	Toray Industries Inc.	8,889,421
180,300	Toyota Motor Corp.	9,781,354
264,700	Ushio Inc	5,488,172

	Total Japan	269,805,155

Luxembourg — 0.5%

108,300	ArcelorMittal	8,190,453

Malaysia — 0.2%

1,983,700	Genting Bhd	4,200,740

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Mexico — 0.6%

2,381,500	America Movil SA de CV, Series L Shares	$7,188,412
692,300	Grupo Modelo SAB de CV	3,161,603

	Total Mexico	10,350,015

Netherlands — 5.7%

971,760	Aegon NV	14,508,285
112,800	Akzo Nobel NV	8,261,246
201,800	European Aero Defense (a)	5,309,485
374,000	ING Groep NV	12,458,844
132,700	Koninklijke Philips Electronics NV	5,186,732
578,120	Reed Elsevier NV	10,723,438
91,500	Royal Dutch Shell PLC, Class A Shares, ADR	6,537,675
211,300	SBM Offshore NV	6,805,651
526,300	STMicroelectronics NV	6,322,789
277,615	TNT NV	10,932,492
309,900	Unilever NV, CVA	9,590,314

	Total Netherlands	96,636,951

Norway — 2.0%

274,000	Norsk Hydro ASA	3,881,661
236,285	StatoilHydro ASA	7,238,866
1,081,197	Telenor ASA*	22,185,277

	Total Norway	33,305,804

Singapore — 0.6%

1,960,000	Keppel Land Ltd.	8,157,116
971,000	SembCorp Marine Ltd.	2,489,551

	Total Singapore	10,646,667

South Korea — 0.9%

116,200	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	9,416,767
258,700	Hynix Semiconductor Inc., GDR (b)*	6,596,850

	Total South Korea	16,013,617

Spain — 1.2%

646,000	Banco Santander Central Hispano SA	11,548,334
301,300	Telefonica SA	8,722,879

	Total Spain	20,271,213

Sweden — 1.0%

291,900	Assa Abloy AB	5,193,795
383,400	Nordea Bank AB	5,750,109
25,000	Nordea Bank AB-Denmark	373,124
3,104,000	Telefonaktiebolaget LM Ericsson, Class B Shares	6,669,105

	Total Sweden	17,986,133

Switzerland — 4.9%

87,100	Lonza Group, Registered Shares (a)	11,462,914
47,000	Nestle SA	22,416,976
210,900	Novartis AG (a)	10,344,233
137,400	Novartis AG, ADR (a)	6,753,210
70,965	Roche Holding AG	13,908,225
30,900	Syngenta AG	8,843,006
32,700	Zurich Financial Services AG	10,227,412

	Total Switzerland	83,955,976

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Taiwan — 1.2%

751,536	Advanced Semiconductor Engineering Inc., ADR (a)	$3,472,096
974,917	Novatek Microelectronics	3,455,853
137,778	Silicon Motion Technology Corp., ADR*	2,048,759
480,050	Siliconware Precision Industries, ADR (a)	3,926,809
510,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,976,166
736,752	United Microelectronics Corp. (a)	2,357,606

	Total Taiwan	20,237,289

Thailand — 0.6%

2,344,000	Bangkok Bank Public Co. Ltd., NVDR	9,759,553

United Kingdom — 17.8%

551,054	Admiral Group PLC	11,004,666
239,100	Amdocs Ltd.*	7,412,100
129,163	AstraZeneca PLC	4,844,224
657,700	Aviva PLC	7,914,738
996,733	Barclays PLC	9,361,243
192,200	BG Group PLC	4,525,139
1,492,300	BP PLC	16,136,576
1,116,733	Brit Insurance Holdings PLC	5,112,151
915,900	British Sky Broadcasting Group PLC	10,264,603
1,397,535	BT Group PLC	6,239,164
180,100	Bunzl PLC	2,472,078
880,300	Cadbury Schweppes PLC	9,773,500
683,000	Cattles PLC	3,139,519
359,850	Diageo PLC	7,343,531
816,625	GlaxoSmithKline PLC	17,893,196
210,495	HSBC Holdings PLC	3,204,551
1,229,228	International Power PLC	9,223,615
884,100	Johnston Press PLC	3,373,349
753,900	Marks & Spencer Group PLC	6,001,674
1,085,000	Michael Page International PLC	5,991,106
480,900	Persimmon PLC	6,958,747
827,300	Prudential PLC	9,886,541
105,100	Reckitt Benckiser Group PLC	5,682,897
1,900,600	Rexam PLC	16,493,715
97,200	Rio Tinto PLC	10,884,945
1,125,600	Rolls-Royce Group PLC*	9,628,678
1,558,700	Royal Bank of Scotland Group PLC	11,740,897
248,300	Royal Dutch Shell PLC	8,884,229
162,474	Sabmiller PLC	3,367,083
1,309,206	Sage Group PLC	5,095,735
7,013,981	Signet Group PLC	8,424,961
30	Smiths Group PLC	588
1,010,600	Taylor Wimpey PLC	3,406,581
1,100,550	Tesco PLC	8,674,810
314,891	Travis Perkins PLC	6,706,983
5,414,931	Vodafone Group PLC	17,367,821
1,623,094	William Morrison Supermarkets PLC	9,482,397
700,500	WPP Group PLC	8,224,404

	Total United Kingdom	302,142,735

	TOTAL COMMON STOCKS (Cost — $1,500,219,187)	1,594,320,495

WARRANTS — 1.2%
Ireland — 0.5%

303,900	Bharti Airtel Ltd., expires 8/1/10 (b)*	7,537,085

Luxembourg — 0.4%

715,500	Shriram Transport Finance Co., Ltd., expires 1/18/13 (b)*	7,100,693

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares		Security	Value

United States — 0.3%
1,008,300		JP Morgan International Derivatives Ltd., expires 8/4/08*	$5,215,230

		TOTAL WARRANTS (Cost — $18,987,635)	19,853,008

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,519,206,822)	1,614,173,503

Face
Amount †

SHORT-TERM INVESTMENTS (c) — 10.5%
MONEY MARKET FUND — 7.5%
128,590,225		BBH Securities Lending Trust (d) (Cost — $128,590,225)	128,590,225

TIME DEPOSITS — 3.0%
216,620	GBP	Bank of America — London, 4.507% due 3/3/08	430,164
		BBH — Grand Cayman:
1,846,171	JPY	0.010% due 3/3/08	17,714
1,306	HKD	1.100% due 3/3/08	168
227,356	CHF	1.534% due 3/3/08	217,815
4,633,756	EUR	3.231% due 3/3/08	7,035,663
23,301	SEK	3.488% due 3/3/08	3,771
		Wachovia — London:
157,727	EUR	3.231% due 3/3/08	239,488
76,618	GBP	4.507% due 3/3/08	152,148
42,269,556		Wells Fargo — Grand Cayman, 2.540% due 3/3/08	42,269,556

		TOTAL TIME DEPOSITS (Cost — $50,366,487)	50,366,487

		TOTAL SHORT-TERM INVESTMENTS (Cost — $178,956,712)	178,956,712

		TOTAL INVESTMENTS — 105.4% (Cost — $1,698,163,534#)	1,793,130,215
		Liabilities in Excess of Other Assets — (5.4%)	(91,660,551)

		TOTAL NET ASSETS — 100.0%	$1,701,469,664

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 3%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments
Summary of Investments by Sector* (unaudited)

Financials	19.4%
Industrials	13.1
Consumer Discretionary	10.6
Materials	9.5
Energy	8.5
Health Care	7.6
Telecommunication Services	7.0
Information Technology	5.8
Consumer Staples	5.7
Utilities	2.8
Short-Term Investments	10.0

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.9%

Argentina — 0.2%

26,043	Banco Patagonia SA*	$522,856
38,046	Grupo Clarin SA Class B, GDR (a)*	528,839

	Total Argentina	1,051,695

Bermuda — 0.7%

56,874	Credicorp Ltd.	4,227,444
31,877	Dufry South America Ltd.*	718,560

	Total Bermuda	4,946,004

Brazil — 15.0%

61,656	Acucar Guarani SA*	428,485
48,367	Agra Empreendimentos Imobiliarios SA*	313,148
124,382	Agrenco Ltd.*	443,285
93,101	Amil Participacoes SA*	774,206
47,918	Anhanguera Educacional Participacoes SA*	788,411
23,511	Banco Bradesco SA, ADR	738,010
89,237	Banco Cruzeiro do Sul SA	671,577
63,004	Banco Daycoval SA*	475,276
181,337	Banco do Brasil SA	3,044,992
105,263	Banco do Estado do Rio Grande do Sul	622,118
89,745	Banco Industrial e Commercial SA*	517,611
97,183	Banco Sofisa SA	652,293
126,243	Bolsa de Mercadorias e Futuros — BM&F	1,352,001
28,393	Brasil Telecom Participacoes SA, ADR	1,961,956
32,837	Cia Siderurgica Nacional SA, ADR (b)	1,227,775
269,415	Cia Vale do Rio Doce	9,387,238
416,477	Cia Vale do Rio Doce, ADR	14,510,059
79,159	Construtora Tenda SA*	540,720
49,630	Cyrela Brazil Realty SA	795,943
46,645	Equatorial Energia SA	516,723
54,200	Estacio Participacoes SA*	331,597
109,632	Ez Tec Empreendimentos e Participacoes SA*	446,069
27,311	Fertilizantes Heringer SA	347,968
116,966	General Shopping Brasil SA*	1,006,010
48,136	Gerdau SA, ADR (b)	1,577,417
127,321	Inpar SA*	975,582
53,080	Klabin Segall SA*	343,662
6,047	Kroton Educacional SA*	91,591
83,846	Log-in Logistica Intermodal SA*	542,854
36,149	Lojas Americanas SA	330,667
141,096	Lojas Renner SA	2,813,455
39,012	LPS Brasil Consultoria de Imoveis SA*	729,933
39,208	Medial Saude SA*	482,080
5,098	MMX Mineracao e Metalicos SA*	2,725,313
3,500	MPX Energia SA*	2,116,361
49,900	Multiplan Empreendimentos Imobiliarios SA*	604,354
3,676	Odontoprev SA	98,235
260,331	PDG Realty SA Empreendimentos e Participacoes*	3,827,146
64,256	Petroleo Brasileiro SA (b)	7,539,799
302,770	Petroleo Brasileiro SA, Sponsored ADR	29,650,266
116,009	Rossi Residencial SA	2,677,051
80,715	Tecnisa SA*	433,887
12,255	Tele Norte Leste Participacoes SA	465,145
35,674	Tempo Participacoes SA*	139,852
46,700	Tractebel Energia SA	578,358
239,353	Unibanco — Uniao de Bancos Brasileiros SA	3,255,730

	Total Brazil	103,892,209

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Chile — 0.4%

400,068	Centros Comerciales Sudamericanos SA	$1,644,959
262,792	SACI Falabella	1,363,652

	Total Chile	3,008,611

China — 8.0%

269,200	Angang Steel Co., Ltd.	705,454
5,152	Baidu.com Inc., ADR (b)*	1,294,852
520,000	China Coal Energy Co., Class H Shares*	1,145,589
837,500	China Communications Construction Co., Ltd., Class H Shares*	2,137,219
6,238,000	China Construction Bank Corp., Class H Shares	4,721,844
491,500	China COSCO Holdings Co., Ltd.	1,423,207
1,367,000	China Life Insurance Co., Ltd.	5,335,487
297,500	China Merchants Bank Co., Ltd., Class H Shares	1,018,154
2,525,000	China Molybdenum Co., Ltd., Class H Shares*	3,528,127
532,000	China National Materials Co., Ltd.*	538,701
2,596,000	China Petroleum & Chemical Corp., Class H Shares	2,824,855
590,000	China Railway Group Ltd.*	690,098
784,570	China Shenhua Energy Co., Ltd., Class H Shares	4,000,012
199	China Shipping Container Lines Co., Ltd., Class H Shares	88
546,000	China Shipping Development Co., Ltd., Class H Shares	1,685,082
862,000	China Telecom Corp., Ltd.	642,689
876,000	Country Garden Holdings Co., Ltd.*	808,124
312,400	Guangzhou R&F Properties Co., Ltd., Class H Shares	940,778
406,000	Harbin Power Equipment Co., Ltd., Class H Shares	899,801
760,000	Honghua Group Ltd.*	377,863
5,507,000	Industrials & Commercial Bank of China*	3,812,669
225,000	Jiangxi Copper Co., Ltd., Class H Shares	523,839
7,700	New Oriental Education & Technology Group Inc., ADR*	480,095
4,351,400	PetroChina Co., Ltd., Class H shares	6,381,113
255,500	Ping An Insurance Group Co. of China Ltd.	1,921,294
872,000	Sinopec Shanghai Petrochemical Co., Ltd.	411,213
401,600	Tencent Holdings Ltd.	2,487,127
332,000	Xinao Gas Holdings Ltd.	611,755
453,960	Yangzijiang Shipbuilding Holdings Ltd.*	339,594
1,156,719	Yanzhou Coal Mining Co., Ltd.	1,909,032
46,800	Yingli Green Energy Holding Co., Ltd., ADR (b)*	789,516
612,500	Zijin Mining Group Co., Ltd., Class H Shares	804,577

	Total China	55,189,848

Colombia — 0.1%

17,800	BanColombia SA, ADR (a)	600,750

Egypt — 0.8%

150,389	Egyptian Financial Group-Hermes Holding	1,746,972
24,746	El Sewedy Cables Holding Co.*	699,609
45,379	Orascom Hotels & Development*	733,645
57,438	Orascom Telecom Holding SAE	864,373
10,200	Orascom Telecom Holding SAE, GDR (a)	745,620
179,742	Telecom Egypt	747,766

	Total Egypt	5,537,985

Hong Kong — 6.4%

1,175,000	Agile Property Holdings Ltd.	1,628,987
110,000	Beijing Enterprises Holdings Ltd.	452,320
220,000	China Everbright Ltd.*	503,136
377,000	China Mengniu Dairy Co., Ltd.	1,014,767
926,000	China Mobile Ltd.	13,932,894
92,853	China Mobile Ltd., ADR	6,928,691
1,631,800	China Overseas Land & Investment Ltd.	3,164,763
120,000	China Resources Enterprise	424,736

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Hong Kong — 6.4% — (continued)

404,000	China Resources Power Holdings Co.	$1,006,259
4,501,000	CNOOC Ltd.	7,521,804
255,000	Nine Dragons Paper Holdings Ltd.	448,617
79,900	Parkson Retail Group Ltd.	826,649
746,000	Shimao Property Holdings Ltd.	1,475,273
287,000	Sun Hung Kai Properties Ltd.	5,007,389

	Total Hong Kong	44,336,285

Hungary — 0.8%

113,046	Magyar Telekom Telecommunications PLC	548,236
12,551	MOL Hungarian Oil and Gas Nyrt	1,716,432
59,806	OTP Bank Nyrt	2,420,709
2,337	Richter Gedeon Nyrt	506,748

	Total Hungary	5,192,125

India — 5.0%

131,902	ICICI Bank Ltd., ADR (b)	6,837,800
45,708	Infosys Technologies Ltd., ADR (b)	1,778,955
39,173	Larsen & Toubro Ltd., ADR (a)	3,447,157
108,227	Ranbaxy Laboratories Ltd., GDR (a)	1,205,605
224,390	Reliance Communications Ltd., GDR (a)*	3,222,712
8,177	Reliance Energy Ltd., GDR	979,506
33,190	Reliance Industries Ltd., GDR, London Shares (a)	4,023,761
45,922	Reliance Industries Ltd., GDR, Luxembourg Shares	5,601,566
92,578	Satyam Computer Services Ltd., ADR (b)	2,312,598
162,511	Sterlite Industries India Ltd.*	3,388,354
117,141	Tata Motors Ltd., ADR (b)	2,052,310

	Total India	34,850,324

Indonesia — 2.3%

827,083	Astra Agro Lestari Tbk PT	2,822,752
337,000	International Nickel Indonesia Tbk PT	343,923
117,000	Perusahaan Gas Negara PT	174,494
3,949,500	PT Aneka Tambang Tbk	1,728,803
420,675	PT Astra International Tbk	1,263,609
1,531,500	PT Bank Central Asia Tbk	592,376
1,448,500	PT Bank Mandiri Persero Tbk	508,848
1,037,000	PT Bank Rakyat Indonesia	806,168
2,748,500	PT Berlian Laju Tanker Tbk	722,351
1,405,000	PT Berlian Laju Tanker Tbk, Singapore Shares*	351,493
3,573,000	PT Bumi Resources Tbk	2,951,376
2,007,496	PT Telekomunikasi Indonesia Tbk	2,132,093
537,500	PT United Tractors Tbk	770,448
348,000	Tambang Batubara Bukit Asam Tbk PT	429,869

	Total Indonesia	15,598,603

Ireland — 0.1%

107,224	Dragon Oil PLC*	961,669

Israel — 1.0%

64,033	Bank Hapoalim BM	276,378
72,889	Bank Leumi Le-Israel BM	337,493
9,989	Elbit Systems Ltd.	566,332
100,152	Israel Chemicals Ltd.	1,381,805
107,215	Makhteshim-Agan Industries Ltd.*	896,109
29,041	Ormat Industries Ltd.	380,363
56,762	Teva Pharmaceutical Industries Ltd., ADR (b)	2,785,311

	Total Israel	6,623,791

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Luxembourg — 0.6%

97,083	Tenaris SA, ADR (b)	$4,315,339

Malaysia — 0.8%

185,800	Bumiputra-Commerce Holdings Bhd	603,759
19,000	Digi.Com Bhd	141,383
101,700	Genting Bhd	215,363
74,200	IJM Corp Bhd	166,842
207,750	IOI Corp Bhd	517,763
33,400	Kuala Lumpur Kepong Bhd	191,898
65,000	Malayan Banking Bhd	183,782
88,290	Resorts World Bhd	102,262
715,843	Sime Darby Berhad*	2,599,399
109,200	SP Setia Bhd	168,171
58,600	Telekom Malaysia Bhd	207,142
116,300	UEM World Bhd (c)	125,412

	Total Malaysia	5,223,176

Mauritius — 0.2%

2,060,074	Golden Agri-Resources Ltd.	1,622,831

Mexico — 5.1%

404,100	America Movil SA de CV, Series L Shares	1,219,751
222,278	America Movil SAB de CV (b)	13,438,928
29,759	Cemex SAB de CV, ADR (b)*	819,860
688,996	Corporacion GEO SA de CV*	2,196,587
14,400	Desarrolladora Homex SA de CV, ADR (b)*	857,232
19,000	Empresas ICA SAB de CV*	452,960
135,219	Financiera Independencia SAB de CV*	214,285
58,774	Fomento Economico Mexicano SAB de CV, ADR	2,350,960
15,450	Grupo Aeroportuario del Pacifico SA de CV, ADR	710,236
53,130	Grupo FAMSA SAB de CV, Series A*	165,917
888,125	Grupo Financiero Banorte SA de CV, Series O Shares	3,684,170
640,521	Grupo Mexico SAB de CV, Series B Shares	4,448,311
452,035	Grupo Televisa SA	1,994,830
82,900	Megacable Holdings SAB de CV*	232,995
142,100	Mexichem SAB de CV	740,477
281,475	Urbi Desarrollos Urbanos SA de CV*	983,958
62,597	Wal-Mart de Mexico SA de CV	227,808
14,444	Wal-Mart de Mexico SA de CV, Series V Shares, ADR (b)	526,104

	Total Mexico	35,265,369

Nigeria — 0.1%

44,235	Guaranty Trust Bank, GDR (a)*	689,845

Pakistan — 1.1%

552,500	Bank Alfalah Ltd.	543,776
123,625	Engro Chemical Pakistan Ltd.	629,212
217,055	MCB Bank Ltd.	1,501,646
203,826	National Bank of Pakistan	861,192
249,000	Nishat Mills Ltd.	460,015
492,800	Oil & Gas Development Co., Ltd.	1,011,494
118,000	Pakistan Petroleum Ltd.	500,221
131,000	Pakistan State Oil Co., Ltd.	1,033,579
1,065,500	Pakistan Telecommunication Co., Ltd.	716,163

	Total Pakistan	7,257,298

Peru — 0.4%

39,600	Cia de Minas Buenaventura SA, ADR	3,010,788

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Philippines — 0.4%

9,448	Ayala Corp.	$99,921
1,493,500	Ayala Land Inc.	426,456
1,823,000	Filinvest Land Inc.*	46,856
3,456,000	Megaworld Corp.	206,394
24,081	Philippine Long Distance Telephone Co., ADR (b)	1,708,547

	Total Philippines	2,488,174

Poland — 1.1%

27,427	Bank Pekao SA	2,065,438
68,989	KGHM Polska Miedz SA	3,242,419
115,693	Powszechna Kasa Oszczednosci Bank Polski SA	2,081,834

	Total Poland	7,389,691

Russia — 12.2%

35,698	Chelyabinsk Pipe Works*	141,007
39,753	Comstar United Telesystems, GDR (a)*	391,932
378,454	Fifth Power Generation Co.	61,688
35,350	Gazpromneft OAO	1,095,850
8,350	Integra Group Holdings, GDR (a)*	111,833
28,738	LSR Group OJSC, GDR (a)*	416,701
1,691	LUKOIL, ADR,	124,694
63,478	LUKOIL, ADR, London Shares	4,710,068
2,844	Magnit OAO*	143,967
11,567	Mechel, ADR	1,527,422
289,953	MMC Norilsk Nickel, ADR	8,223,067
71,170	Mobile Telesystems OJSC, ADR	5,840,210
39,311	Novolipetsk Steel, GDR (a)	1,790,129
342,716	OAO Gazprom ADR (a)	17,320,224
360,684	OAO Gazprom, ADR, London Shares	18,322,747
10,700	OAO NovaTek, ADR	813,200
2,900	OAO NovaTek, GDR (a)	220,010
61,920	OAO TMK, GDR	2,125,743
810	OAO Veropharm*	45,360
466	Open Investments*	117,530
21,200	Pharmstandard, GDR (a)*	369,845
13,600	Raspadskaya OAO	101,184
48,209	Rosneft Oil Co.	393,769
2,785,137	Sberbank RF	9,247,936
59,967	Severstal	1,520,909
4,538	Severstal-Avto	270,238
16,950	Sistema JSFC, GDR (a)*	607,574
13,157	Sistema-Hals, GDR (a)*	101,572
8,650	Tatneft, GDR (a)	1,078,977
1,150,004	Unified Energy System*	1,323,272
18,926	Uralkali, GDR*	756,774
141,051	Vimpel-Communications, ADR	4,898,701
2,505	Wimm-Bill-Dann Foods OJSC	203,155
965	Wimm-Bill-Dann Foods OJSC, ADR	101,576

	Total Russia	84,518,864

Singapore — 0.2%

400,000	Cosco Corp., Singapore Ltd.	1,171,026

South Africa — 5.3%

6,840	African Bank Investments Ltd.	27,253
17,356	African Rainbow Minerals Ltd.	455,112
7,978	Anglo Platinum Ltd.	1,264,611
226,646	Aveng Ltd.	1,800,138
1	Discovery Holdings Ltd.	4
152,570	Exxaro Resources Ltd.	1,988,787

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Africa — 5.3% — (continued)

367,308	FirstRand Ltd.	$879,512
117,877	Grindrod Ltd.*	365,463
173,129	Impala Platinum Holdings Ltd.	7,276,930
32,355	Kumba Iron Ore Ltd.	1,396,924
169,451	Metropolitan Holdings Ltd.	311,985
52,307	Mittal Steel South Africa Ltd.	1,261,141
376,269	MTN Group Ltd.	5,974,375
312,364	Murray & Roberts Holdings Ltd.	3,931,766
76,653	Pretoria Portland Cement Co., Ltd.	421,142
305,758	Sanlam Ltd.	736,810
114,861	Sasol Ltd.	5,961,824
129,655	Shoprite Holdings Ltd.	679,541
126,805	Standard Bank Group Ltd.	1,609,915
502	Telkom South Africa Ltd.	9,136
103,372	Truworths International Ltd.	353,226

	Total South Africa	36,705,595

South Korea — 14.0%

957	CJ CheilJedang Corp.*	269,643
17,983	Daelim Industrials Co.	2,797,730
839	DC Chemical Co., Ltd.	299,143
23,840	Dongbu Insurance Co., Ltd.	945,483
22,629	GS Engineering & Construction Corp.	3,460,285
82,864	Hana Financial Group Inc.	3,678,766
7,086	Hanjin Heavy Industries & Construction Co., Ltd.*	433,405
2,200	Hanjin Heavy Industries & Construction Holdings Co., Ltd.*	77,569
9,471	Hyundai Department Store Co., Ltd.	886,513
54,092	Hyundai Development Co.	3,840,513
3,618	Hyundai Heavy Industries	1,432,062
8,145	Hyundai Mipo Dockyard Co., Ltd.	2,288,709
10,962	Hyundai Mobis	842,899
18,062	Hyundai Motor Co.	1,265,463
12,046	Hyundai Steel Co.	933,771
34,850	Industrials Bank of Korea	562,215
132,194	Kookmin Bank	8,166,766
32,522	Kookmin Bank, ADR	1,991,322
209,226	Korea Exchange Bank	2,924,333
18,431	Korea Investment Holdings Co., Ltd.	1,000,188
7,911	Korea Kumho Petrochemical, Co., Ltd.	433,381
1,316	Korea Zinc Co., Ltd.	198,325
6,256	Korean Air Lines Co., Ltd.	470,374
32,656	KT&G Corp.	2,697,690
15,765	LG Chem Ltd.	1,316,477
25,716	LG Electronics Inc.	2,762,088
7,860	LG Fashion Corp.	208,573
1,671	LG Household & Health Care Ltd.	304,734
10,301	LS Cable Ltd.	972,940
16,289	Namhae Chemical	428,100
14,494	NHN Corp.*	3,220,189
12,338	POSCO	6,771,871
43,700	Pusan Bank	578,775
32,665	Samsung Electronics Co., Ltd.	19,175,406
3,348	Samsung Electronics Co., Ltd., Registered Shares, GDR	977,232
5,320	Samsung Engineering Co., Ltd.	555,466
8,756	Samsung Fire & Marine Insurance Co., Ltd.	1,729,605
11,170	Samsung Heavy Industries Co., Ltd.	371,412
13,674	Samsung Techwin Co., Ltd.	698,989
96,594	Shinhan Financial Group Co., Ltd.	5,207,646
5,048	Shinsegae Co., Ltd.	3,138,371
6,081	SK Corp.	1,080,086

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Korea — 14.0% — (continued)

12,502	SK Energy Co., Ltd.*	$1,699,596
5,789	SK Telecom Co., Ltd.	1,174,898
3,388	STX Engine Co., Ltd.	174,825
146,432	Woori Finance Holdings Co., Ltd.	2,626,295

	Total South Korea	97,070,122

Sri Lanka — 0.1%

4,878,280	Dialog Telekom Ltd. (d)	814,177

Taiwan — 7.0%

85,260	Acer Inc.	155,599
430,000	Advanced Semiconductor Engineering Inc.	397,270
367,200	Asia Cement Corp.	610,204
201,910	Asustek Computer Inc.	555,359
1,466,933	AU Optronics Corp.	2,818,408
1,735,790	Cathay Financial Holding Co., Ltd.	4,419,255
13,349	Cathay Financial Holding Co., Ltd., GDR	340,982
552,000	China Airlines	301,028
2,380,122	China Steel Corp.	3,560,037
440,160	Chunghwa Telecom Co., Ltd.	1,088,917
386,000	Compal Electronics Inc.	347,590
183,691	Delta Electronics Inc.	517,717
137,000	Far Eastern Department Stores Co., Ltd.	252,682
489,556	Far Eastern Textile Co., Ltd.	804,519
684,938	First Financial Holding Co., Ltd.	620,338
296,513	Formosa Chemicals & Fibre Corp.	729,085
168,000	Formosa Petrochemical Corp.	466,602
375,000	Formosa Plastics Corp.	1,016,599
286,000	Formosa Taffeta Co., Ltd.	285,869
623,000	Fubon Financial Holding Co., Ltd.	688,294
4,341,728	Fuhwa Financial Holding Co., Ltd.*	3,870,601
45,880	High Tech Computer Corp.	954,165
1,599,995	HON HAI Precision Industry Co., Ltd.	9,516,488
86,603	HON HAI Precision Industry Co., Ltd., Registered Shares, GDR	1,027,058
359,000	Hua Nan Financial Holdings Co., Ltd.	284,299
169,493	InnoLux Display Corp.	469,558
354,472	MediaTek Inc.	4,040,766
691	Pacific Electric Wire & Cable Co., Ltd. (c)(d)*	0
108,285	Powertech Technology Inc.	364,153
18,400	Richtek Technology Corp.	162,780
459,624	Siliconware Precision Industries Co.	747,422
57,000	Silitech Technology Corp.	175,720
324,000	Taiwan Cooperative Bank	269,949
75,000	Taiwan Fertilizer Co., Ltd.	299,200
310,098	Taiwan Mobile Co., Ltd. (c)	518,585
1,420,857	Taiwan Semiconductor Manufacturing Co., Ltd.	2,777,799
157,681	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,535,813
154,092	Tripod Technology Corp.	529,392
102,000	U-Ming Marine Transport Corp.	272,394
30	United Microelectronics Corp.	18
309,826	Wistron Corp.	504,382

	Total Taiwan	48,296,896

Thailand — 1.9%

63,550	Advanced Info Service Public Co., Ltd.	216,800
67,000	Bangkok Bank Public Co., Ltd.	284,228
219,100	Bangkok Bank Public Co., Ltd., NVDR	912,252
142,267	Banpu PCL	2,175,752
108,500	Banpu Public Co., Ltd.	1,658,017
73,700	Electricity Generating PCL	229,268

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Thailand — 1.9% — (continued)

379,800	Kasikornbank Public Co. Ltd., NVDR	$1,067,472
1,981,300	Krung Thai Bank Public Co. Ltd.	666,306
542,700	Land and Houses PCL	145,278
462,259	Minor International PCL	248,133
520,464	PTT Aromatics & Refining PCL*	711,062
213,209	PTT Chemical Public Co., Ltd.	813,538
173,600	PTT Public Co., Ltd.	1,914,231
20,900	Siam Cement Public Co. Ltd., NVDR	145,043
182,200	Thai Oil Public Co., Ltd.	465,442
19,600	Thoresen Thai Agencies PCL	30,422
385,000	Thoresen Thai Agencies PCL NVDR	590,706
236,600	Total Access Communication PCL*	334,331
4,031,400	True Corp. Public Co. Ltd.*	733,278

	Total Thailand	13,341,559

Turkey — 2.0%

255,457	Akbank TAS	1,377,261
367	Aktas Electric Ticaret AS (c)(d)*	0
71,705	Anadolu Efes Biracilik Ve Malt Sanayii AS	806,165
90,101	Asya Katilim Bankasi AS*	846,730
2,856	BIM Birlesik Magazalar AS	250,808
41,225	Enka Insaat ve Sanayi AS	629,732
127,504	Eregli Demir Ve Celik Fabrikalari TAS	905,798
29,317	Ford Otomotiv Sanayi AS	278,871
85,521	Haci Omer Sabanci Holding AS	390,543
73,829	KOC Holding AS	279,212
102,748	Tofas Turk Otomobil Fabrikasi AS	478,763
29,151	Tupras — Turkiye Petrol Rafinerileri AS	745,085
181,092	Turkcell Iletisim Hizmet AS	1,838,319
321,304	Turkiye Garanti Bankasi AS	1,930,142
248,838	Turkiye Halk Bankasi AS*	1,599,389
222,471	Turkiye Is Bankasi, Class C Shares	1,034,323
202,966	Yapi ve Kredi Bankasi AS	457,061

	Total Turkey	13,848,202

United Arab Emirates — 0.1%

549,422	DP World Ltd.*	494,480

United States — 0.5%

13,400	BMB Munai Inc.*	69,814
32,405	Sohu.com Inc.*	1,460,817
16,632	Southern Copper Corp. (b)	1,897,878

	Total United States	3,428,509

	TOTAL COMMON STOCKS (Cost — $475,714,267)	648,741,840

PREFERRED STOCKS — 2.0%

Brazil — 1.7%

206,463	Banco Itau Holding Financeira SA, 2.340%	5,224,272
53,848	Banco Pine SA, 0.860%	415,163
6,480	Bradespar SA, 2.330%	169,356
22,960,000	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares, 9.640%	1,882,160
11,942	Itausa - Investimentos Itau SA, 3.380%	76,254
27,400	Petroleo Brasileiro SA, 5.250%	1,325,610
9,600	Ultrapar Participacoes SA, 3.000%	360,381
43,662	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 4.280%	2,541,579

	Total Brazil	11,994,775

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value

South Korea — 0.3%

6,570		Hyundai Motor Co., 3.090%	$188,824
1,780		LG Electronics Inc., 1.880%	87,516
3,612		Samsung Electronics Co., Ltd., 1.310%	1,550,209

		Total South Korea	1,826,549

		TOTAL PREFERRED STOCKS (Cost — $7,517,509)	13,821,324

RIGHTS — 0.5%

Brazil — 0.0%

7		NET Servicos de Comunicacao SA*	0

Egypt — 0.4%

20,817		Orascom Construction Industries	2,504,528

Russia — 0.1%

11,806		Evraz Group SA, GDR (a)	1,106,073

		TOTAL RIGHTS (Cost — $929,924)	3,610,601

WARRANT — 0.1%

United Kingdom — 0.1%

66,700		UBS AG London, expires 2/22/10 (Cost — $566,079)	469,435

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $484,727,779)	666,643,200

Face
Amount †

SHORT-TERM INVESTMENTS (e) — 5.5%

MONEY MARKET FUND — 4.2%

29,031,952		BBH Securities Lending Trust (f) (Cost — $29,031,952)	29,031,952

TIME DEPOSITS — 1.3%

		Bank of America — London:
8,613,454		2.540% due 3/3/08	8,613,454
88,716	GBP	4.507% due 3/3/08	176,171
		BBH — Grand Cayman:
228,084	HKD	1.100% due 3/3/08	29,312
3,038,959	ZAR	9.550% due 3/3/08	392,565

		TOTAL TIME DEPOSITS (Cost — $9,211,502)	9,211,502

		TOTAL SHORT-TERM INVESTMENTS (Cost — $38,243,454)	38,243,454

		TOTAL INVESTMENTS — 102.0% (Cost — $522,971,233#)	704,886,654
		Liabilities in Excess of Other Assets — (2.0%)	(13,876,430)

		TOTAL NET ASSETS — 100.0%	$691,010,224

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 1.3%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	21.3%
Energy	20.5
Materials	15.7
Telecommunication Services	10.5
Industrials	9.2
Information Technology	8.7
Consumer Discretionary	4.8
Consumer Staples	1.7
Utilities	1.4
Health Care	0.8
Short-Term Investments	5.4

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 58.7%
FHLMC — 11.5%

	Federal Home Loan Mortgage Corp. (FHLMC):
$3,443	9.000% due 8/1/09-10/1/09	$3,518
4,790	10.000% due 4/1/09-10/1/09	4,971
2,425	10.250% due 5/1/09-2/1/10	2,568
28,197	11.500% due 10/1/15	33,280
11,296	9.500% due 10/1/08-8/1/16	12,076
67,958	8.000% due 4/1/09-6/1/17	73,093
151,303	8.500% due 10/1/08-7/1/17	165,018
225,608	5.000% due 6/1/21	228,743
161,373	4.344% due 12/1/34 (a)	162,920
162,668	4.090% due 1/1/35 (a)	161,671
1,329,699	5.016% due 3/1/36 (a)(b)	1,361,911
2,217,139	6.005% due 10/1/36 (a)	2,278,204
311,163	5.815% due 2/1/37	320,026
4,765,648	5.500% due 3/1/37-4/1/37	4,796,151
851,104	5.944% due 5/1/37	874,218
637,010	5.951% due 5/1/37	655,543
873,862	6.000% due 4/1/36-7/1/37	893,128
	Gold:
1,864	9.500% due 4/1/10	1,962
32,468	7.000% due 5/1/12-8/1/12	34,009
13,099	8.000% due 8/1/09-8/1/12	13,512
36,864	8.500% due 2/1/18	39,318
888,731	4.500% due 8/1/18-8/1/20	890,370
5,871,667	5.000% due 12/1/18-3/1/37 (b)	5,888,759
3,624,986	5.940% due 5/1/37	3,720,707
1,757,977	6.116% due 9/1/37	1,823,807
9,685,315	6.500% due 7/1/14-9/1/37 (b)	10,030,184
42,917,259	5.500% due 10/1/13-2/1/38 (b)	43,391,258
45,344,268	6.000% due 5/1/16-3/1/38 (b)	46,378,701

	TOTAL FHLMC	124,239,626

FNMA — 41.3%

	Federal National Mortgage Association (FNMA):
4,056	9.000% due 12/1/08-4/1/09	4,154
1,071	10.750% due 10/1/12	1,102
6,721	8.500% due 1/1/10-4/1/17	7,268
14,234	8.000% due 8/1/17	15,552
4,592	10.000% due 1/1/21	5,401
12,361	9.500% due 11/1/09-11/1/21 (b)	12,687
17,650	6.573% due 1/1/30 (a)(b)	18,486
53,779	6.565% due 3/1/30 (a)(b)	55,749
2,093,078	3.962% due 3/1/34	2,105,166
6,747,843	4.000% due 7/1/18-4/1/34 (b)	6,620,518
435,327	4.202% due 12/1/34 (a)	438,331
57,811	4.237% due 12/1/34 (a)	58,461
870,890	4.596% due 9/1/35 (a)	875,881
592,196	6.518% due 10/1/35 (a)	609,638
890,265	6.533% due 10/1/35 (a)	916,528
1,103,457	6.422% due 11/1/35 (a)(b)	1,135,751
400,421	6.502% due 11/1/35 (a)	412,196
182,348	6.514% due 11/1/35 (a)	187,715
187,092	6.516% due 11/1/35 (a)	192,599
183,931	6.519% due 11/1/35 (a)	189,348
188,985	6.527% due 11/1/35 (a)	194,551
187,671	6.540% due 11/1/35 (a)	193,207

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

FNMA — 41.3% — (continued)

$3,594,042	5.002% due 1/1/36 (a)	$3,751,163
1,422,410	5.748% due 6/1/36	1,465,330
1,894,845	5.820% due 7/1/36	1,926,352
2,104,623	6.065% due 8/1/36	2,154,653
255,100	5.651% due 12/1/36	262,120
1,957,748	5.856% due 2/1/37	1,998,220
10,196,572	4.500% due 5/1/19-3/1/37 (b)	9,906,736
2,769,039	5.598% due 4/1/37	2,839,656
1,937,538	5.663% due 4/1/37	1,947,305
2,426,782	6.134% due 4/1/37	2,510,488
3,177,000	7.000% due 9/1/26-4/1/37 (b)	3,329,362
2,156,564	5.633% due 5/1/37	2,204,580
3,200,186	5.950% due 8/1/37	3,269,570
297,034	0.000% due 10/1/37	292,714
80,950,594	5.500% due 12/1/08-12/1/37 (b)	81,650,254
29,633,172	5.000% due 1/1/18-1/1/38 (b)	29,362,879
39,285,647	6.000% due 5/1/12-2/1/38 (b)	40,191,950
16,279,223	6.500% due 11/1/23-2/1/38	16,894,158
155,647	6.204% due 4/1/40 (a)	163,165
	TBA:
83,500,000	6.000% due 3/1/22-3/1/38 (b)(c)	85,256,912
22,780,000	6.500% due 3/1/38 (b)(c)	23,609,329
54,100,000	5.000% due 3/1/38-4/1/38 (b)(c)	53,222,967
63,300,000	5.500% due 3/1/22-4/1/38 (b)(c)	63,638,312

	TOTAL FNMA	446,098,464

GNMA — 5.9%

	Government National Mortgage Association (GNMA):
5,892	11.000% due 7/15/10-9/15/10	6,479
9,155	9.500% due 12/15/16-8/15/17	10,166
73,583	5.125% due 10/20/27 (a)(b)	73,588
2,511	8.000% due 3/20/30 (b)	2,750
200,921	6.375% due 2/20/26-5/20/30 (b)	204,939
123,662	8.500% due 11/20/16-8/15/30 (b)	135,772
46,046	9.000% due 4/20/17-9/15/30 (b)	50,258
33,530	4.500% due 9/15/33 (b)	32,342
624,238	4.750% due 5/20/34 (a)	627,891
6,870,689	5.000% due 11/15/32-3/15/36 (b)	6,896,392
2,009,995	6.500% due 6/15/08-10/15/37 (b)	2,100,922
27,890,283	6.000% due 1/15/29-12/15/37 (b)	28,863,201
23,653,130	5.500% due 8/15/33-2/15/38 (b)	24,187,504
1,000,000	TBA, 6.500% due 4/1/37(c)	1,039,687

	TOTAL GNMA	64,231,891

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $626,698,740)	634,569,981

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

ASSET-BACKED SECURITIES — 0.5%

Airlines — 0.1%

$850,000	A−	Continental Airlines Inc. Pass Thru Certificates, Series 2001-ROCK, 7.056% due 3/15/11	$846,813
Automobiles — 0.2%

163,703	Aaa (e)	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2, 5.280% due 10/15/09 (b)	163,872
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,886,071
34,218	AAA	WFS Financial Owner Trust, Series 2005-1, Class A3, 3.590% due 10/19/09 (b)	34,237

		Total Automobiles	2,084,180

Credit Card — 0.1%

1,200,000	AAA	Bank One Issuance Trust, Series 2003-A3, Class A3, 3.231% due 12/15/10 (a)(b)	1,200,120
Student Loan — 0.1%

361,621	AAA	SLM Corp., Series 2005-5, Class A1, 3.331% due 1/25/18 (a)(b)	361,380
1,032,197	AAA	SLM Student Loan Trust, Series 2006-5, Class A2, 3.321% due 7/25/17	1,032,281

		Total Student Loan	1,393,661

		TOTAL ASSET-BACKED SECURITIES (Cost — $5,520,955)	5,524,774

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5%

511,983	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 3.375% due 9/25/35 (a)	471,840
317,962	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 3.625% due 11/25/33 (a)	289,781
287,620	A	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 3.385% due 6/25/29	190,134
2,005,604	AAA	American Home Mortgage Investment Trust, Series 4, Class 11A1, 3.365% due 3/25/47	1,721,287
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 3.485% due 6/25/34 (a)(b)	867,016
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 3.410% due 9/25/34 (a)(b)	91,209
344,038	Aaa (e)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	350,126
		Banc of America Commercial Mortgage Inc.:
883,347	Aaa (e)	Series 2001-1, Class A2, 6.503% due 4/15/36	903,700
1,060,000	AAA	Series 2005-1, Class A4, 4.989% due 11/10/42 (a)	1,041,225
		Banc of America Funding Corp.:
2,834,735	AAA	Series 1998-D7, Class 3A1, 6.000% due 7/25/37	2,857,674
10,396	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	10,430
541,465	AAA	Series 2005-B, Class 2A1, 5.095% due 4/20/35 (a)	553,661
		Banc of America Mortgage Securities Inc.:
729,540	AAA	Series 1865, Class 1A1, 5.641% due 7/25/34 (b)	723,280
3,813,441	AAA	Series 2006-B, Class 4A1, 6.218% due 11/20/46	3,838,565
525,499	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 3.800% due 2/28/44	509,408
		Bear Stearns Adjustable Rate Mortgage Trust:
110,870	AAA	Series 2002-11, Class 1A1, 5.610% due 2/25/33 (a)(b)	111,014
1,905,790	AAA	Series 2005-2, Class A2, 4.125% due 3/25/35 (b)	1,892,173
		Bear Stearns Alt-A Trust:
656,629	AAA	Series 2005-2, Class 2A4, 4.699% due 4/25/35 (a)	628,851
381,512	AAA	Series 2005-4, Class 23A2, 5.370% due 5/25/35 (a)(b)	365,030
558,821	AAA	Series 2005-7, Class 22A1, 5.711% due 9/1/35 (b)	504,318
1,061,734	AAA	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 4.135% due 10/25/37 (b)	1,035,827
		Bear Stearns Commercial Mortgage Securities:
400,000	AAA	Series 1999-LTL1, Class AJ, 5.457% due 3/11/39	321,501
2,480,000	AAA	Series 2001-T2, Class A2, 6.480% due 2/15/35	2,538,030
1,765,000	Aaa (e)	Series 2003-T12, Class A4, 4.680% due 8/13/39	1,708,332
1,030,000	Aaa (e)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,005,885
1,105,000	AAA	Series 2007-PW17, Class A4, 5.694% due 6/1/50	1,054,272
1,382,601	AAA	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 3.355% due 12/25/36 (b)(f)	1,036,951
		Bear Stearns Structured Products Inc.:
2,467,095	AAA	Series 2007-EMX1, Class A1, 4.135% due 3/25/37	2,374,308
2,342,226	AAA	Series 2007-R11, Class A1A, 3.635% due 9/27/37	2,278,307

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5% — (continued)

$409,603	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	$424,070
		Chase Funding Mortgage Loan Asset-Backed Certificates:
2,013	AAA	Series 2002-2, Class 2A1, 3.635% due 5/25/32 (a)	1,944
2,088	AAA	Series 2002-3, Class 2A1, 3.775% due 8/25/32 (a)	2,000
1,300,000	AAA	Chase Issuance Trust, Series 2007-A17, Class A, 5.120% due 10/15/14	1,350,172
3,543,708	AAA	Citigroup Mortgage Loan Trust Inc., Series 2000-34, Class A, 5.344% due 8/25/35	3,517,517
789,571	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (a)	807,682
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,436,166
2,000,000	AAA	Series 2004-SL4, Class AM, 5.793% due 6/10/46 (a)	1,821,152
		Countrywide Alternative Loan Trust:
995,493	AAA	Series 2005-24, Class 4A1, 3.344% due 7/20/35 (a)	902,592
572,125	AAA	Series 2005-27, Class 2A3, 6.082% due 8/25/35 (a)	544,257
1,032,941	AAA	Series 2005-59, Class 1A1, 4.264% due 11/20/35 (a)	931,972
2,052,430	AAA	Series 4, Class 2A1, 3.265% due 3/25/47	1,749,256
		Countrywide Asset-Backed Certificates:
1,511,948	AAA	Series 1998-C1, Class 3A1, 3.255% due 6/25/36	1,428,345
2,669	AAA	Series 2001-BC3, Class A, 3.615% due 12/25/31 (a)	2,392
5,025	AAA	Series 2002-3, Class 1A1, 3.875% due 5/25/32 (a)	4,692
12,759	AAA	Series 2003-BC2, Class 2A1, 3.735% due 6/25/33 (a)	12,064
167,684	AAA	Series 2004-SD4, Class A1, 3.515% due 12/25/34 (a)(f)	144,740
255,119	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	253,795
325,852	AAA	Series 2006-11, Class 3AV1, 3.195% due 9/25/46 (a)(b)	320,176
1,121,446	AAA	Series 2006-SD3, Class A1, 3.465% due 7/25/36 (a)(f)	890,587
		Countrywide Home Loan Mortgage Pass Through Trust:
469,393	AAA	Series 2005-11, Class 3A3, 6.071% due 4/25/35 (a)	427,589
344,818	AAA	Series 2005-11, Class 6A1, 3.435% due 3/25/35 (a)	324,417
726,593	AAA	Series 2005-R1, Class 1AF1, 3.495% due 3/25/35 (a)(f)	720,117
765,747	AAA	Series 2007-16, Class A1, 6.500% due 10/25/37	775,389
2,365,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2005-C3, Class A3, 5.311% due 12/15/39	2,231,579
		CS First Boston Mortgage Securities Corp.:
1,743,577	AAA	Series 1997-1, Class A1, 3.819% due 5/15/36	1,673,889
2,070,000	AAA	Series 1998-1, Class AM, 5.100% due 8/15/38	1,831,348
1,731,784	AAA	Series 2005-A2, Class 5A6, 5.500% due 11/25/35	1,750,848
1,760,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40	1,692,731
725,000	AAA	CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.820% due 5/15/46	702,413
2,016,507	Aaa (e)	DLJ Commercial Mortgage Corp., Series 2000-3, Class A1B, 6.460% due 3/10/32	2,030,335
339,907	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 3.519% due 11/19/44 (a)	300,403
		EMC Mortgage Loan Trust:
12,712	AAA	Series 2002-B, Class A1, 3.785% due 2/25/41 (a)(f)	11,606
57,164	AAA	Series 2003-A, Class A1, 3.685% due 8/25/40 (a)(f)	51,974
		Federal Home Loan Mortgage Corp. (FHLMC):
197,684	AAA	Series 1565, Class G, 6.000% due 8/15/08 (b)	197,452
8,053	AAA	Series 1865, Class DA, 10.300% due 2/15/24 (a)(g)(h)	3,493
10,677,026	AAA	Series 3346, Class SC, 3.429% due 10/15/33	987,551
863,390	AAA	STRIPS, Series 1998-C2, Class IO, 5.500% due 8/1/35 (h)	198,856
1,116,572	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 6.062% due 7/25/44 (a)(b)	1,128,445
		Federal National Mortgage Association (FNMA):
52,218	AAA	Series 1999-18, Class A, 5.500% due 10/18/27	53,370
81,424	AAA	Series 2000-34, Class F, 3.585% due 10/25/30 (a)(b)	82,441
193,112	AAA	Series 2002-34, Class FE, 3.516% due 5/18/32 (a)(b)	193,528
940,000	AAA	Series 2002-T3, Class B, 5.763% due 12/25/11	995,369
270,000	AAA	Series 2003-16, Class BC, 5.000% due 3/25/18	278,669
1,006,706	AAA	Series 2004-25, Class PA, 5.500% due 10/25/30	1,028,006
647,537	AAA	Series 2004-36, Class BS, 5.500% due 11/25/30	663,585
310,547	AAA	Series 2004-88, Class HA, 6.500% due 7/25/34	327,284

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5% — (continued)

$660,160	AAA	Series 2005-105-1, Class TL, 5.500% due 11/25/31	$681,712
1,371,328	NR	Series 2005-47, Class PA, 5.500% due 9/25/24 (a)(b)	1,390,122
1,300,193	AAA	Series 2962, Class YC, 4.500% due 9/15/14 (b)	1,309,232
1,255,719	AAA	Series 3110, Class HA, 5.500% due 1/15/27	1,287,784
1,267,494	AAA	Series 3117, Class PN, 5.000% due 11/15/21 (b)	1,278,677
3,334,048	AAA	STRIPS, Series 2005-105, Class 19, 5.000% due 6/1/35	793,818
		Federal National Mortgage Association (FNMA), Grantor Trust:
238,076	AAA	Series 2000-T06, Class A3, 6.174% due 1/25/28 (a)	245,967
157,597	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	155,702
		First Union National Bank Commercial Mortgage:
1,394,553	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,434,122
1,700,000	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,748,900
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2002-20K, Class A5, 4.772% due 6/10/48	1,812,469
1,850,000	AAA	Series 2005-C4, Class A4, 5.334% due 11/10/45 (a)	1,801,331
2,400,000	AAA	Series 2007, Class A4, 5.543% due 12/10/49 (a)	2,278,020
		GMAC Commercial Mortgage Securities Inc.:
6,872	Aaa (e)	Series 1998-C1, Class A2, 6.700% due 5/15/30	6,858
1,950,000	AAA	Series 1999-1, Class A4, 4.547% due 12/10/41	1,879,514
651,594	Aaa (e)	Series 1999-C3, Class A2, 7.179% due 8/15/36	665,079
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33	1,019,676
1,736,439	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,775,695
2,614,571	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 3.885% due 2/25/31	2,513,251
		Government National Mortgage Association (GNMA):
157,013	AAA	Series 2000-35, Class F, 3.666% due 12/16/25 (a)(b)	157,958
134,867	AAA	Series 2002-21, Class FV, 3.516% due 3/16/32 (a)(b)	135,214
706,253	AAA	Series 2004-65, Class VA, 6.000% due 6/20/15	742,349
2,355,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,224,084
		GS Mortgage Securities Corp. II:
910,000	Aaa (e)	Series 2001-C1, Class A4, 5.560% due 11/10/39	876,230
1,950,000	AAA	Series 2001-C2, Class A4A, 4.751% due 7/1/39	1,825,779
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (b)(f)	330,528
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,147,509
1,055,000	AAA	Series 2007-GG10, Class A4, 5.799% due 8/10/45	1,022,214
		GSR Mortgage Loan Trust:
3,657,242	AAA	Series , Class 6A1, 5.250% due 7/25/35	3,499,783
574,774	AAA	Series 2005-AR6, Class 2A1, 4.539% due 9/25/35 (a)(b)	577,095
		Harborview Mortgage Loan Trust:
516,368	AAA	Series 2006-2, Class 1A, 5.457% due 2/25/36	507,741
448,919	AAA	Series 2006-9, Class 2A1A, 3.329% due 11/19/36	385,889
54,218,200	AAA	Series 2007-GG9, Class X2A, 5.250% due 10/19/35 (g)(h)	525,239
695,292	AAA	Home Equity Asset Trust, Series 2007-2, Class 2A1, 3.245% due 7/25/37	655,885
9,883	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 3.935% due 3/25/33 (a)	9,520
		Indymac Index Mortgage Loan Trust:
256,101	AAA	Series 2004-AR15, Class 1A1, 6.861% due 2/25/35 (a)	233,614
229,959	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (a)	215,431
531,807	AAA	Series 2007-AR7, Class 1A1, 6.258% due 11/25/37	519,800
1,700,000	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 3.295% due 8/25/36	1,353,996
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	612,049
80,000	Aaa (e)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	75,480
100,000	Aaa (e)	Series 2005-CB13, Class A4, 5.294% due 1/12/43 (a)	96,980
1,200,000	Aaa (e)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42 (a)	1,132,860
1,980,000	AAA	Series 2007-CB19, Class A4, 5.747% due 2/12/49	1,907,708
500,000	AAA	Series 2007-LD11, Class A2, 5.804% due 6/15/49	495,735

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5% — (continued)

$400,000	AAA	Series 2007-LD12, Class A2, 5.827% due 2/15/51	$394,930
620,000	Aaa (e)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	582,101
86,103	AAA	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2, 3.205% due 3/25/36 (a)(b)	85,896
		JP Morgan Mortgage Trust:
672,096	AAA	Series 2001-A1, Class 6T1, 5.023% due 2/1/35 (b)	665,308
2,190,061	AAA	Series 2006-A2, Class 5A3, 3.755% due 11/25/33 (a)	2,193,895
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa (e)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,996,173
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,133,579
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	290,154
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	381,393
500,000	AAA	Series 2005-F, Class AM, 5.712% due 3/15/39	452,489
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	765,748
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	1,181,512
		Lehman XS Trust:
555,138	AAA	Series 2005-5N, Class 1A1, 3.435% due 11/25/35 (a)	502,677
418,834	AAA	Series 2005-7N, Class 1A1B, 3.435% due 12/25/35 (a)	340,037
325,984	AAA	Long Beach Mortgage Loan Trust, Series 2005-WL3, Class 2A2A, 3.275% due 11/25/35	323,334
		Master Adjustable Rate Mortgages Trust:
1,900,000	AAA	Series 2004-13, Class 3A7, 3.786% due 11/21/34 (a)	1,896,721
211,525	AAA	Series 2004-4, Class 4A1, 5.188% due 5/25/34 (a)(b)	203,271
2,553,540	AAA	Series 2007-3, Class 12A1, 3.335% due 5/25/47	2,188,667
591,958	AAA	Medallion Trust, Series 2003-1G, Class A, 5.100% due 12/21/33	542,527
		Merrill Lynch Mortgage Investors Inc.:
568,246	AAA	Series 2005-3, Class 4A3, 5.025% due 5/1/34	555,265
620,457	AAA	Series 2005-A2, Class A2, 4.488% due 2/25/35 (a)	611,098
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.658% due 5/12/39 (a)	656,402
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA	Series 2001-C2, Class A4, 5.378% due 8/12/48	178,391
1,210,000	Aaa (e)	Series 2005-5N, Class A4, 5.485% due 3/12/51	1,141,441
804,370	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	812,566
		MLCC Mortgage Investors Inc.:
		Series 2005-1, Class 2A1:
614,587	Aaa (e)	4.966% due 4/25/35 (a)	626,755
200,409	Aaa (e)	4.970% due 4/25/35 (a)	204,377
		Morgan Stanley Capital I:
1,700,000	Aaa (e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,569,383
660,000	AAA	Series 2004-8AR, Class A4, 5.692% due 4/15/49 (a)	630,607
801,306	AAA	Series 2004-SD3, Class A, 3.595% due 6/25/34	782,946
1,955,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	1,855,492
1,300,000	AAA	Series 2006-BC3, Class A4, 5.650% due 6/11/42	1,248,048
607,856	AAA	Series 2006-HE7, Class A2A, 3.185% due 9/25/36 (a)(b)	581,229
705,000	AAA	Series 2006-HQ8, Class A4, 5.388% due 3/12/44	679,556
780,000	AAA	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	750,537
861,272	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.354% due 10/25/34 (a)	860,709
120,118	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26 (b)	121,142
		Option One Mortgage Loan Trust:
5,378	AAA	Series 2002-6, Class A2, 3.935% due 11/25/32 (a)	4,891
26,471	AAA	Series 2003-1, Class A2, 3.975% due 2/25/33 (a)	24,560
1,800,000	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2003-KS1, Class AF6, 4.759% due 7/25/35	1,652,982
		Prime Mortgage Trust:
1,135,357	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (f)	1,136,022
525,619	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (f)	530,998
2,648,319	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/36 (f)	2,596,697
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	108,139
2,783,904	AAA	Residential Accredit Loans Inc., Series 2006-WMC1, Class A10, 6.000% due 6/25/37	2,855,923

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5% — (continued)

		Residential Asset Mortgage Products Inc.:
$255,740	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	$251,016
1,965,290	AAA	Series 2006-NC1, Class AI6A, 6.110% due 10/25/33	1,960,927
12,536	AAA	Residential Asset Mortgage Products Inc., Series 2003-RS4, Class AIIB, 3.795% due 5/25/33 (a)	9,676
243,100	A	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 3.255% due 9/25/35 (a)	234,392
1,087,627	B	SACO I Inc., Series 2006-7, Class A1, 3.265% due 7/25/36 (a)	437,493
		Small Business Administration:
388,315	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09 (b)	401,908
630,435	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10 (b)	662,296
925,770	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/10	929,494
		Small Business Administration Participation Certificates:
857,028	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13 (b)	880,961
250,965	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15 (b)	260,889
576,297	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15 (b)	598,224
385,612	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16 (b)	406,335
1,842,957	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19 (b)	1,964,252
1,222,705	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20 (b)	1,313,075
1,615,262	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22 (b)	1,648,643
98,874	AAA	Soundview Home Equity Loan Trust, Series 2006-OPT3, Class 2A1, 3.195% due 6/25/36 (a)(b)	98,579
		Structured Adjustable Rate Mortgage Loan Trust:
324,728	AAA	Series 2004-16, Class 1A2, 7.349% due 11/25/34 (a)	327,251
1,211,581	AAA	Series 2004-6, Class 4A1, 4.839% due 6/25/34 (a)	1,213,159
469,668	AAA	Series 2005-19XS, Class 1A1, 3.455% due 10/25/35 (a)	434,036
2,950,157	AAA	Series 2005-7N, Class 4A1, 5.506% due 7/25/35	2,933,401
		Structured Asset Securities Corp.:
12,324	AAA	Series 2002-14A, Class 2A1, 7.094% due 7/25/32 (a)(b)	12,292
341,323	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (f)	318,032
682,957	AAA	Series 2006-BC3, Class A2, 3.185% due 10/25/36 (a)(b)	640,523
2,218,800	AAA	Terwin Mortgage Trust, 4.500% due 5/25/37 (b)(f)	2,024,438
		Thornburg Mortgage Securities Trust:
1,697,182	AAA	Series 2005-2, Class A4, 3.385% due 7/25/45	1,696,246
2,569,311	AAA	Series 2006-1, Class A3, 3.305% due 1/25/46	2,518,501
1,597,136	Aaa (e)	Series 2006-3, Class A2, 3.240% due 5/25/46 (a)	1,567,813
1,682,143	Aaa (e)	Series 2006-3, Class A3, 3.245% due 6/25/46 (a)	1,662,558
480,000	AAA	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.096% due 8/15/39	476,359
245,260	AAA	UDR Inc., 3.361% due 12/15/35 (a)	211,790
		Wachovia Bank Commercial Mortgage Trust:
700,000	AAA	Series 2005-C22, Class A4, 5.266% due 12/15/44	678,329
1,970,000	Aaa (e)	Series 2006-C25, Class AM, 5.742% due 5/15/43	1,786,715
550,000	AAA	Series 2007-C33, Class A4, 5.903% due 7/15/17	537,884
1,020,000	AAA	Wamu Master Note Trust 2006-A3A, Class A3, 3.151% due 9/15/13	972,403
		WaMu Mortgage Pass Through Certificates:
720,369	AAA	Series 2005-AR11, Class A1A, 3.455% due 8/25/45	667,131
33,002,522	AAA	Series 2007-0A1, Class XPPP, 9.800% due 2/25/47 (a)(g)	402,218
1,679,918	AAA	Series 2007-OA5, Class 1A, 5.272% due 6/25/47	1,365,768
		Washington Mutual Inc.:
1,975,467	AAA	Series 2002-3, Class 2A, 5.222% due 1/25/47	1,922,588
928,696	AAA	Series 2003-A3, Class 4A1, 5.501% due 9/25/36	941,178
1,370,486	AAA	Series 2003-R1, Class A1, 3.675% due 12/25/27 (a)(b)	1,318,480
95,210	AAA	Series 2004-AR11, Class A, 4.556% due 10/25/34 (a)	95,924
287,122	AAA	Series 2004-AR12, Class A2A, 3.765% due 10/25/44 (a)	274,722
1,000,000	AAA	Series 2005-AR 4, Class A5, 4.671% due 4/25/35 (a)	983,523
1,643,164	AAA	Series 2005-AR13, Class A1A1, 3.425% due 10/25/45 (a)(b)	1,503,183
696,836	AAA	Series 2005-AR15, Class A1A2, 3.415% due 11/25/45 (a)	639,657
689,560	AAA	Series 2005-AR19, Class A1A2, 3.425% due 12/25/45 (a)	622,922
1,797,528	AAA	Series 2006-AR13, Class 2A, 5.670% due 10/25/46 (a)(b)	1,754,377

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5% — (continued)

		Wells Fargo Mortgage Backed Securities Trust:
$1,323,124	AAA	Series 2004-H, Class A1, 4.527% due 6/25/34 (a)	$1,320,899
400,000	AAA	Series 7, Class 2A4, 5.773% due 4/25/36	396,896

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $205,423,079)	200,002,916

CORPORATE BONDS & NOTES — 18.6%

Aerospace & Defense — 0.0%

25,000	BB−	DRS Technologies Inc., Company Guaranteed Notes, 6.625% due 2/1/16	24,562
300,000	BBB	Goodrich (BF) Co., Notes, 6.290% due 7/1/16 (b)	322,780

		Total Aerospace & Defense	347,342

Airlines — 0.4%
		Continental Airlines Inc.:
		Pass Thru Certificates:
741,421	BB	7.461% due 4/1/15	709,692
457,605	A−	7.256% due 3/15/20	460,092
		Delta Air Lines Inc.:
		Pass Thru Certificates:
282,632	BBB	7.379% due 5/18/10	282,455
843,816	BBB	6.619% due 3/18/11	835,118
500,000	BBB−	7.111% due 9/18/11	496,789
		Northwest Airlines Inc.:
		Pass Thru Certificates:
1,000,000	BBB	6.841% due 4/1/11	987,500
478,912	BBB	7.041% due 4/1/22	475,604

		Total Airlines	4,247,250

Auto Components — 0.0%

50,000	B−	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	41,875

Automobiles — 0.3%
		DaimlerChrysler NA Holding Corp.:
		Company Guaranteed Notes:
330,000	BBB+	4.050% due 6/4/08	330,401
300,000	BBB+	5.875% due 3/15/11	313,330
900,000	BBB+	5.750% due 9/8/11 (b)	935,905
285,000	BBB+	Notes, 4.875% due 6/15/10	291,281
610,000	CCC+	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	419,375
		General Motors Corp.:
1,325,000	B−	Debentures Notes, 8.250% due 7/15/23	1,008,656
20,000	B−	Senior Unsubordinated Notes, 8.375% due 7/15/33 (d)	15,400

		Total Automobiles	3,314,348

Capital Markets — 1.0%

577,000	A+	Credit Suisse London, Senior Unsubordinated Notes, 9.650% due 3/24/10 (f)	581,501
400,000	BB	CSC Holdings Inc., Senior Unsecured Notes, 7.250% due 7/15/08 (b)	402,000
		Goldman Sachs Group Inc.:
		Notes:
230,000	AA−	4.500% due 6/15/10	236,104
135,000	AA−	4.750% due 7/15/13	136,522
1,000,000	AA−	5.750% due 10/1/16 (b)	1,012,867
650,000	A−	Lehman Brothers Holdings Capital Trust V, Notes, 5.857% due 12/31/49	487,926

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Capital Markets — 1.0% — (continued)

		Lehman Brothers Holdings Inc.:
		Notes:
$300,000	A+	4.500% due 7/26/10	$300,381
640,000	A+	11.000% due 11/7/16	696,384
416,000	A+	8.920% due 2/16/17	398,112
		Senior Notes:
120,000	A+	5.250% due 2/6/12	119,232
1,550,000	A+	6.000% due 7/19/12	1,594,965
300,000	A+	6.691% due 9/15/22	285,601
		Morgan Stanley:
		Notes:
60,000	AA−	3.625% due 4/1/08	59,968
25,000	AA−	6.750% due 4/15/11	26,769
565,000	AA−	5.550% due 4/27/17	554,607
1,170,000	AA−	6.250% due 8/28/17	1,207,140
		Senior Unsecured Notes:
900,000	AA−	5.625% due 1/9/12	931,993
2,000,000	AA−	5.750% due 10/18/16 (b)	1,987,018

		Total Capital Markets	11,019,090

Chemicals — 0.0%

30,000	CCC+	Georgia Gulf Corp., Company Guaranteed Notes, 9.500% due 10/15/14	22,800
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	25,810

		Total Chemicals	48,610

Commercial Banks — 1.4%

800,000	BBB−	Banponce Trust 1, Company Guaranteed Notes, 8.327% due 2/1/27	800,728
1,048,000	AA	BNP Paribas, Notes, 9.230% due 6/8/17	1,207,820
2,165,000	A+	Credit Suisse New York, Subordinated Notes, 6.000% due 2/15/18	2,213,336
3,100,000	AA	Deutsche Bank AG/London, Senior Unsecured Notes, 6.000% due 9/1/17 (b)	3,294,534
		Glitnir Banki HF:
270,000	A−	Notes, 6.330% due 7/28/11	252,114
460,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(f)	424,660
1,250,000	A	HBOS PLC, 5.920% due 12/31/49 (f)	1,066,127
		ICICI Bank Ltd.:
400,000	BB	6.375% due 4/30/22 (a)(f)	343,770
150,000	BB	6.375% due 4/30/22	129,195
100,000	A1 (e)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/4/11 (f)	88,507
690,000	A2 (e)	Landsbanki Islands HF, Notes, 6.100% due 8/25/11 (f)	676,782
1,500,000	AA	National Australia Bank Ltd., 3.578% due 2/8/10 (b)(f)	1,500,004
750,000	A+	Nationsbank Cap Trust III, Bank Guaranteed Notes, 4.808% due 1/15/27	583,384
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49 (a)(f)	19,107
40,000	AA	Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/31/49 (a)(f)	37,033
660,000	AA3	Royal Bank of Scotland Group PLC, 9.118% due 12/31/49	718,892
390,000	AA−	Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(f)	391,557
400,000	BBB	Shinsei Finance Cayman Ltd., 6.418% due 12/31/49 (a)(f)	321,074
10,000	A	Sumitomo Mitsui Banking Corp./New York, 8.000% due 6/15/12	11,427
190,000	A−	Sun Trust Capital VIII, 6.100% due 12/1/66	161,007
230,000	A	Wachovia Capital Trust III, 5.800% due 3/15/42 (a)	181,243
150,000	AA−	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	136,845

		Total Commercial Banks	14,559,146

Commercial Services & Supplies — 0.1%

27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	28,012
55,000	B	RH Donnelley Corp., Senior Notes, 8.875% due 10/15/17	35,750

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Commercial Services & Supplies — 0.1% — (continued)

		Service Corp. International:
		Senior Unsecured Notes:
$40,000	BB−	6.750% due 4/1/16	$40,000
95,000	BB−	7.500% due 4/1/27	82,412
		Waste Management Inc.:
		Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	198,184
40,000	BBB	7.375% due 5/15/29	42,627
100,000	BBB	7.750% due 5/15/32	113,063

		Total Commercial Services & Supplies	540,048

Computers & Peripherals — 0.0%

60,000	B+	Sungard Data Systems Inc., Company Guaranteed Notes, 9.125% due 8/15/13	60,750

Consumer Finance — 1.1%
		Ford Motor Credit Co.:
		Notes:
300,000	B	7.375% due 10/28/09	284,586
30,000	B	7.875% due 6/15/10	27,661
100,000	B	7.375% due 2/1/11	88,627
1,400,000	B	7.000% due 10/1/13 (b)	1,150,051
		Senior Notes:
2,850,000	B	5.800% due 1/12/09	2,755,389
85,000	B	7.250% due 10/25/11	72,755
674,000	B	Senior Unsecured Notes, 10.241% due 6/15/11	582,885
		GMAC LLC:
1,600,000	B+	Bonds, 8.000% due 11/1/31 (b)	1,212,266
		Notes:
100,000	B+	5.125% due 5/9/08 (d)	99,207
220,000	B+	7.750% due 1/19/10	199,004
400,000	B+	6.750% due 12/1/14 (b)	301,660
960,000	BB+	Senior Unsecured Notes, 6.625% due 5/15/12	761,974
2,230,000	B+	Senior Unsubordinated Notes, 5.850% due 1/14/09	2,152,675
		SLM Corp.:
		Notes:
90,000	BBB−	5.430% due 4/1/09 (a)	83,025
625,000	BBB−	5.375% due 5/15/14	534,904
70,000	BBB−	5.050% due 11/14/14	58,695
80,000	BBB−	5.625% due 8/1/33	61,918
		Unsecured:
900,000	BBB−	3.131% due 4/14/08 (b)(g)	896,016
470,000	BBB−	5.000% due 10/1/13	399,688

		Total Consumer Finance	11,722,986

Containers & Packaging — 0.0%

10,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14	8,575

Diversified Consumer Services — 0.1%
		Hertz Corp.:
		Company Guaranteed Notes:
35,000	BB−	8.875% due 1/1/14	33,512
40,000	B	10.500% due 1/1/16	38,200
1,200,000	NR	Service Corp. International, Senior Unsecured Notes, 6.500% due 3/15/08 (b)	1,206,000

		Total Diversified Consumer Services	1,277,712

Diversified Financial Services — 6.3%

200,000	A−	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67 (a)	181,350

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Financial Services — 6.3% — (continued)

$200,000	BBB	Aiful Corp., Notes, 5.000% due 8/10/10 (f)	$190,822
260,000	A−	American Express Co., 6.800% due 9/1/66 (a)	252,595
50,000	BBB−	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	55,969
50,000	AA+	ASIF Global Financing XIX, Secured Notes, 4.900% due 1/17/13 (f)	50,070
		Bank of America Corp.:
1,300,000	A+	Notes, 8.000% due 12/31/49	1,348,845
		Senior Notes:
375,000	AA	5.625% due 10/14/16	385,992
800,000	AA	6.000% due 9/1/17	841,589
		Senior Unsecured Notes:
40,000	AA	5.375% due 8/15/11	42,066
5,505,000	AA	5.750% due 12/1/17 (b)	5,636,102
580,000	AA−	Subordinated Notes, 7.800% due 2/15/10	625,348
450,000	A	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/1/12	483,114
7,400,000	AA−	Barclays Bank PLC, Subordinated Notes, 6.050% due 12/4/17 (b)(f)	7,604,186
		Bear Stearns Cos. Inc.:
760,000	A+	Notes, 6.950% due 8/10/12	773,852
340,000	BBB−	Subordinated Notes, 5.550% due 1/22/17	295,927
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47 (f)	124,872
600,000	BBB−	Capital One Capital III, Company Guaranteed Notes, 7.686% due 8/15/36	461,377
1,293,949	BBB−	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13 (f)	1,460,856
		Countrywide Financial Corp.:
		Company Guaranteed Notes:
50,000	BBB+	3.345% due 5/5/08	49,106
250,000	BBB+	5.076% due 6/18/08	237,567
400,000	BBB+	5.211% due 12/19/08	354,774
680,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (f)	708,780
1,100,000	B	Ford Motor Credit Co., Senior Unsecured Notes, 7.800% due 6/1/12	939,683
		General Electric Capital Corp.:
3,050,000	AA+	6.375% due 11/15/67	3,109,232
		Notes:
2,080,000	AAA	5.000% due 11/15/11	2,162,237
145,000	AAA	5.875% due 2/15/12	154,844
55,000	AAA	5.000% due 4/10/12	57,032
710,000	AAA	6.150% due 8/7/37	712,364
500,000	AAA	Senior Unsecured Notes, 5.875% due 1/14/38 (b)	479,615
1,100,000	NR	Subordinated Notes, 6.500% due 9/15/67 (f)	2,134,563
		General Electric Co.:
		Notes:
20,000	AAA	5.450% due 1/15/13	21,128
130,000	AAA	5.000% due 2/1/13	135,516
1,500,000	AAA	Senior Unsecured Notes, 5.250% due 12/6/17	1,508,320
250,000	B+	GMAC LLC, Notes, 7.324% due 12/1/14	187,916
450,000	A	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/31/49	336,537
		Goldman Sachs Group Inc.:
1,375,000	AA−	Notes, 5.250% due 10/15/13	1,418,651
1,725,000	A+	Subordinated Notes, 6.750% due 10/1/37 (b)	1,615,435
1,600,000	AA−	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/9/17 (b)	1,680,115
		HSBC Finance Corp.:
		Notes:
585,000	AA−	4.125% due 11/16/09	588,270
20,000	AA−	8.000% due 7/15/10	21,727
50,000	AA−	6.375% due 10/15/11	52,567
270,000	A	ILFC E-Capital Trust II, 6.250% due 12/21/65 (a)(f)	250,989
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (f)	210,919
1,760,000	A	JP Morgan Chase Capital XIII, 5.780% due 9/30/34 (a)	1,334,133

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Financial Services — 6.3% — (continued)

		JPMorgan Chase & Co.:
$429,000	AA	8.750% due 11/28/21	$424,581
1,450,000	AA−	Senior Notes, 6.000% due 1/15/18	1,507,318
2,475,000	AA−	Senior Unsecured Notes, 5.375% due 10/1/12	2,602,017
		Subordinated Notes:
355,000	A+	5.125% due 9/15/14	358,090
400,000	A+	5.150% due 10/1/15	399,599
775,000	AA−	6.000% due 7/5/17	811,387
		Lehman Brothers Holdings Inc.:
1,400,000	A+	Senior Notes, 3.175% due 11/24/08	1,380,033
650,000	A	Subordinated Notes, 6.750% due 12/28/17	654,150
		Merrill Lynch & Co. Inc.:
1,000,000	A+	Notes, 8.680% due 5/2/17	1,032,500
		Senior Unsecured Notes:
1,050,000	AA−	8.950% due 5/18/17	1,111,057
1,584,000	AA−	9.570% due 6/6/17	1,706,760
190,000	BBB+	MUFG Capital Finance, 1 Ltd., 6.346% due 12/31/49 (a)	165,159
3,114,562	AAA	Residential Asset Securitization Trust, 6.000% due 7/25/37	3,161,088
		Residential Capital LLC:
		Company Guaranteed Notes:
475,000	B	5.646% due 6/9/08	425,125
40,000	B	6.193% due 4/17/09	26,200
110,000	B	6.193% due 5/22/09	75,350
960,000	B	7.500% due 2/22/11	516,000
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/31/49 (a)(f)	65,270
		SLM Corp.:
3,000,000	NR	Notes, 3.625% due 3/17/08 (b)	2,996,854
		Senior Notes:
1,200,000	BBB−	3.124% due 4/18/08 (b)(f)(g)	1,199,219
385,000	BBB−	3.631% due 1/27/14	297,685
240,000	BBB−	Senior Unsecured Notes, 3.471% due 7/27/09	215,583
604,426	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR5 , Class A3, 3.369% due 7/19/35 (b)	496,526
410,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16 (f)	394,133
		Wachovia Bank NA/Charlotte NC:
		Subordinated Notes:
1,375,000	AA−	6.000% due 11/15/17	1,424,745
1,000,000	AA−	6.600% due 1/15/38	956,510
		Wachovia Corp.:
790,000	AA−	Notes, 5.750% due 2/1/18	795,630
340,000	A+	Subordinated Notes, 5.250% due 8/1/14	341,140
		Wells Fargo & Co.:
		Senior Unsecured Notes:
420,000	AA+	4.200% due 1/15/10	427,398
1,200,000	AA+	5.250% due 10/23/12	1,261,608
10,000	AA	Subordinated Notes, 5.000% due 11/15/14	10,213

		Total Diversified Financial Services	68,515,880

Diversified Telecommunication Services — 1.4%
		AT&T Inc.:
200,000	A	6.500% due 9/1/37	203,009
170,000	A	Notes, 5.100% due 9/15/14	172,779
4,000,000	A	Senior Unsecured Notes, 6.300% due 1/15/38 (b)	3,953,980
		Bellsouth Corp.:
1,900,000	A	Notes, 4.240% due 4/26/08 (a)(b)(f)	1,896,895
70,000	A	Senior Unsecured Notes, 4.750% due 11/15/12	71,870
295,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	332,027
60,000	B+	Cincinnati Bell Telephone Co., Senior Notes, 7.000% due 2/15/15	56,700

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 1.4% — (continued)
		Citizens Communications Co.:
$20,000	BB+	Notes, 9.250% due 5/15/11	$21,150
		Senior Unsecured Notes:
25,000	BB+	7.125% due 3/15/19	22,875
55,000	BB+	7.875% due 1/15/27	49,225
220,000	A−	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	225,615
		Embarq Corp., Senior Unsecured Notes:
910,000	BBB−	6.738% due 6/1/13	938,175
3,000,000	BBB−	7.082% due 6/1/16 (b)	2,991,600
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	51,953
10,000	BB−	Intelsat Bermuda Ltd., Company Guaranteed Notes, 9.250% due 6/15/16	10,050
65,000	BB−	Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	65,325
95,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/1/14	77,425
1,500,000	BBB	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17 (b)	1,405,026
55,000	A	New Cingular Wireless Services Inc., Senior Unsubordinated Notes, 8.125% due 5/1/12	62,705
		Qwest Communications International Inc.:
		Company Guaranteed Notes:
156,000	B+	6.565% due 2/15/09 (a)	155,610
20,000	B+	7.250% due 2/15/11	19,850
300,000	BBB+	Royal KPN NV, Senior Unsubordinated Notes, 8.375% due 10/1/30	350,772
100,000	BBB−	Sprint Capital Corp., Company Guaranteed Notes, 6.125% due 11/15/08	97,516
		Telecom Italia Capital SA:
		Company Guaranteed Notes:
30,000	BBB	5.250% due 11/15/13	29,755
160,000	BBB	4.950% due 9/30/14	152,357
770,000	BBB	5.250% due 10/1/15	737,260
		Verizon:
165,000	A	Maryland Inc., Senior Unsecured Notes, 5.125% due 6/15/33	137,257
340,000	A	New York Inc., 6.875% due 4/1/12	366,229
700,000	A	Verizon Communications Inc., Senior Unsecured Notes, 5.550% due 2/15/16 (b)	716,899
		Verizon Global Funding Corp.:
5,000	A	Debenture Notes, Senior Unsecured Notes, 6.875% due 6/15/12	5,515
165,000	A	Senior Unsecured Notes, 7.375% due 9/1/12	185,748

		Total Diversified Telecommunication Services	15,563,152

Electric Utilities — 0.8%

		AES Corp.:
53,000	BB+	Secured Notes, 8.750% due 5/15/13 (f)	55,650
		Senior Unsecured Notes:
130,000	B	7.750% due 10/15/15	132,600
690,000	B	8.000% due 10/15/17	707,250
900,000	BBB+ (i)	DPL Inc., Senior Notes, 8.000% due 3/31/09 (b)	943,129
		Edison Mission Energy:
		Senior Unsecured Notes:
220,000	BB−	7.200% due 5/15/19	216,700
50,000	BB−	7.625% due 5/15/27	47,375
135,000	BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	120,996
		FirstEnergy Corp.:
40,000	BBB−	6.450% due 11/15/11	42,391
670,000	BBB−	7.375% due 11/15/31	732,884
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	127,568
195,000	A−	Florida Power Corp., 5.900% due 3/1/33	196,117
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,551
		Midamerican Energy Holdings Co.:
		Senior Unsecured Notes:
40,000	BBB+	5.875% due 10/1/12	42,988
250,000	BBB+	5.950% due 5/15/37	242,703

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Electric Utilities — 0.8% — (continued)

$225,000	BBB+	6.500% due 9/15/37	$234,212
473,478	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/2/09 (b)	480,580
110,000	BBB+	Niagara Mohawk Power Corp., Senior Notes, 7.750% due 10/1/08	112,548
		Pacific Gas & Electric Co.:
250,000	BBB+	6.050% due 3/1/34	249,478
430,000	BBB+	Senior Unsecured Notes, 5.625% due 11/30/17	446,950
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11 (b)	873,017
95,000	A−	Public Service Electric & Gas Co., 1St Mortgage Notes, 5.250% due 7/1/35	86,831
300,000	A−	Scottish Power PLC, 4.910% due 3/15/10	309,003
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (f)	175,541
2,000,000	BB+	SWEPCO Capital I, Company Guaranteed Notes, 5.250% due 10/1/43	2,025,454

		Total Electric Utilities	8,607,516

Electronic Equipment & Instruments — 0.0%
		NXP BV/NXP Funding LLC:
75,000	B	Company Guaranteed Notes, 9.500% due 10/15/15	62,391
15,000	BB−	Secured Notes, 7.875% due 10/15/14	13,725

		Total Electronic Equipment & Instruments	76,116

Energy Equipment & Services — 0.1%

160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	149,600
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	371,171
60,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	62,700
58,000	BB	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	63,828
110,000	BB	Tennessee Gas Pipeline Co., Debentures Notes, 7.625% due 4/1/37	117,449

		Total Energy Equipment & Services	764,748

Food Products — 0.1%
		Kraft Foods Inc.:
		Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	626,390
675,000	BBB+	6.125% due 2/1/18	684,829

		Total Food Products	1,311,219

Gas Utilities — 0.0%

200,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	207,039

Health Care Providers & Services — 0.4%

50,000	BBB	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	49,195
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	137,900
		HCA Inc.:
120,000	B−	Debentures Notes, 7.190% due 11/15/15	103,460
		Secured Notes:
1,260,000	BB−	9.250% due 11/15/16 (b)	1,294,650
63,000	BB−	9.625% due 11/15/16 (j)	65,205
		Senior Unsecured Notes:
30,000	B−	7.875% due 2/1/11	29,700
200,000	B−	6.250% due 2/15/13	174,500
29,000	B−	6.500% due 2/15/16	24,650
		Tenet Healthcare Corp.:
		Senior Notes:
76,000	B	6.375% due 12/1/11	68,495
311,000	B	9.875% due 7/1/14	291,951
940,000	A−	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	967,406
		WellPoint Inc.:
150,000	A−	5.950% due 12/15/34	135,294

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services — 0.4% — (continued)

		Senior Unsecured Notes:
$910,000	A−	5.000% due 1/15/11	$934,067
30,000	A−	5.875% due 6/15/17	30,490

		Total Health Care Providers & Services	4,306,963

Hotels, Restaurants & Leisure — 0.0%
		Boyd Gaming Corp.:
		Senior Subordinated Notes:
25,000	BB	6.750% due 4/15/14	20,750
80,000	BB	7.125% due 2/1/16	65,600
30,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	29,700
		Mandalay Resort Group:
20,000	BB	Notes, 7.000% due 11/15/36	20,125
10,000	BB	Senior Unsecured Notes, 9.500% due 8/1/08	10,175
		MGM Mirage:
		Company Guaranteed Notes:
35,000	BB	8.500% due 9/15/10	36,356
20,000	BB	6.625% due 7/15/15	17,975
130,000	BB	7.625% due 1/15/17	123,175
30,000	BB	Senior Notes, 6.750% due 9/1/12	28,350
		Mohegan Tribal Gaming Authority:
2,000	B	Company Guaranteed Notes, 6.375% due 7/15/09	1,990
10,000	B	Senior Subordinated Notes, 8.000% due 4/1/12	9,750
20,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	20,550
		Station Casinos Inc.:
28,000	B+	Senior Notes, 6.000% due 4/1/12	23,800
5,000	B−	Senior Subordinated Notes, 6.875% due 3/1/16	3,175
95,000	B+	Senior Unsecured Notes, 7.750% due 8/15/16	79,562

		Total Hotels, Restaurants & Leisure	491,033

Household Products — 0.0%

20,000	B	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	18,200

Independent Power Producers & Energy Traders — 0.1%
		NRG Energy Inc.:
		Company Guaranteed Notes:
115,000	B	7.250% due 2/1/14	112,556
40,000	B	7.375% due 2/1/16	38,650
15,000	B	7.375% due 1/15/17	14,475
		TXU Corp.:
755,000	CCC	Notes, 6.550% due 11/15/34	537,800
		Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	94,571
160,000	CCC	6.500% due 11/15/24	115,641

		Total Independent Power Producers & Energy Traders	913,693

Industrial Conglomerates — 0.1%
		Tyco International Group SA:
		Company Guaranteed Notes:
30,000	BBB	6.125% due 11/1/08	30,352
10,000	BBB	6.125% due 1/15/09	10,221
300,000	BBB	6.375% due 10/15/11	316,036
420,000	BBB	6.000% due 11/15/13	441,831
236,000	BBB	6.875% due 1/15/29	227,140

		Total Industrial Conglomerates	1,025,580

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Insurance — 0.8%

$2,100,000	AA	American International Group Inc., Senior Unsecured Notes, 5.850% due 1/16/18 (b)	$2,099,030
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	257,149
1,540,000	BBB+	Metlife Inc., 6.400% due 12/15/36	1,335,251
2,900,000	AA	Metropolitan Life Global Funding I, Notes, 3.110% due 5/17/10 (b)(f)	2,881,426
720,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/37	657,087
1,200,000	BBB	United Dominion, 4.250% due 1/15/09	1,198,736

		Total Insurance	8,428,679

IT Services — 0.0%

110,000	BBB−	Electronic Data Systems Corp., 7.125% due 10/15/09	115,046

Media — 1.0%

		Clear Channel Communications Inc.:
		Senior Notes:
310,000	B−	5.500% due 9/15/14	204,854
100,000	B−	4.900% due 5/15/15	64,088
10,000	B−	Senior Unsecured Notes, 6.250% due 3/15/11	8,406
		Comcast Corp.:
		Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,375,537
30,000	BBB+	8.375% due 3/15/13	33,719
350,000	BBB+	6.500% due 1/15/15	365,586
30,000	BBB+	6.500% due 1/15/17	31,215
210,000	BBB+	8.875% due 5/1/17	247,882
30,000	BBB+	5.875% due 2/15/18	29,821
80,000	BBB+	7.050% due 3/15/33	81,939
360,000	BBB+	6.500% due 11/15/35	345,440
250,000	BBB+	6.450% due 3/15/37	238,790
160,000	BBB−	COX Communications Inc., Notes, 3.875% due 10/1/08	159,846
		CSC Holdings Inc.:
4,000	BB	Debentures Notes, 7.875% due 2/15/18	3,710
65,000	BB	Senior Notes, 7.625% due 4/1/11	64,919
70,000	BB−	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	72,450
		Echostar DBS Corp.:
		Company Guaranteed Notes:
20,000	BB−	7.000% due 10/1/13	19,800
50,000	BB−	6.625% due 10/1/14	48,250
50,000	BB−	7.125% due 2/1/16	49,375
145,000	BB−	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	86,275
		Lamar Media Corp.:
		Company Guaranteed Notes:
40,000	BB−	7.250% due 1/1/13	38,900
50,000	BB−	6.625% due 8/15/15	46,250
		Liberty Media LLC:
10,000	BB+	Senior Notes, 5.700% due 5/15/13	8,992
640,000	BB+	Senior Unsecured Notes, 7.875% due 7/15/09	653,967
		News America Inc.:
		Company Guaranteed Notes:
125,000	BBB+	8.500% due 2/23/25	145,422
315,000	BBB+	7.625% due 11/30/28	346,571
35,000	BBB+	6.200% due 12/15/34	33,565
30,000	BBB+	Senior Unsecured Notes, 6.650% due 11/15/37	30,316
70,000	BBB−	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	74,185
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,825
		Time Warner Inc.:
		Company Guaranteed Notes:
4,000,000	BBB+	3.300% due 11/13/09 (b)	3,869,532

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Media — 1.0% — (continued)

$275,000	BBB+	6.875% due 5/1/12	$291,286
550,000	BBB+	5.850% due 5/1/17	544,392
385,000	BBB+	7.700% due 5/1/32	414,912
125,000	BBB+	Debentures Notes, 7.570% due 2/1/24	131,071
50,000	BBB+	Senior Notes, 8.375% due 7/15/33	57,861
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	312,345

		Total Media	10,536,294

Metals & Mining — 0.1%

100,000	A	Corp. Nacional del Cobre de Chile — CODELCO, Senior Notes, 4.750% due 10/15/14 (f)	99,129
190,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	201,875
		Steel Dynamics Inc.:
90,000	BB+	Company Guaranteed Notes, 6.750% due 4/1/15	88,425
45,000	BB+	Senior Notes, 7.375% due 11/1/12	45,788
250,000	BBB	Teck Cominco Ltd., Notes, 6.125% due 10/1/35	201,243
		Vale Overseas Ltd.:

		Company Guaranteed Notes:
40,000	BBB	8.250% due 1/17/34	44,132
550,000	BBB	6.875% due 11/21/36	534,265

		Total Metals & Mining	1,214,857

Multiline Retail — 0.0%

20,000	BBB−	JC Penney Corp. Inc., Debentures Notes, 7.400% due 4/1/37	19,227

Multi-Utilities — 0.1%

		Dominion Resources Inc./VA:
		Senior Notes:
175,000	A−	5.125% due 12/15/09	180,260
80,000	A−	4.750% due 12/15/10	82,587
330,000	A−	5.700% due 9/17/12	349,997
105,000	A−	Senior Unsecured Notes, 7.195% due 9/15/14	116,132
175,000	BBB	Energy East Corp., 6.750% due 7/15/36	178,645

		Total Multi-Utilities	907,621

Office Electronics — 0.0%

30,000	BBB−	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/1/17	31,948

Oil, Gas & Consumable Fuels — 1.6%

3,000,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Senior Unsecured Notes, 9.625% due 3/1/13	3,447,900
		Anadarko Petroleum Corp.:
		Senior Unsecured Notes:
1,125,000	BBB−	5.950% due 9/15/16	1,167,986
710,000	BBB−	6.450% due 9/15/36	721,638
670,000	A−	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	706,750
		Atlantic Richfield Co.:
755,000	AA+	Debentures Notes, 9.125% due 3/1/11	880,476
40,000	AA+	Notes, 5.900% due 4/15/09	41,215
		Chesapeake Energy Corp.:
		Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	38,900
30,000	BB	6.250% due 1/15/18	28,800
		Compagnie Generale de Geophysique-Veritas:
		Company Guaranteed Notes:
35,000	BB	7.500% due 5/15/15	35,350
110,000	BB	7.750% due 5/15/17	111,375
120,000	BB−	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	115,950
80,000	A	Conoco Funding Co., Company Guaranteed Notes, 7.250% due 10/15/31	94,059
355,000	A	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	408,815

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 1.6% — (continued)

		Devon Financing Corp.:
		ULC, Company Guaranteed Notes:
$940,000	BBB+	6.875% due 9/30/11	$1,035,090
75,000	BBB+	7.875% due 9/30/31	91,686
		El Paso Corp.:
325,000	BB−	Senior Notes, 7.750% due 1/15/32	336,975
227,000	BB−	Senior Unsecured Notes, 7.800% due 8/1/31	235,289
9,000	BB	El Paso Natural Gas Co., 8.375% due 6/15/32	10,236
		Gaz Capital for Gazprom:
350,000	BBB	Notes, 6.212% due 11/22/16 (f)	329,455
300,000	BBB	Senior Unsecured Notes, 6.510% due 3/7/22 (f)	274,140
		Hess Corp.:
460,000	BBB−	Notes, 7.300% due 8/15/31	521,156
		Senior Unsecured Notes:
370,000	BBB−	6.650% due 8/15/11	403,800
50,000	BBB−	7.875% due 10/1/29	59,516
875,000	BBB−	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	1,012,539
		Kinder Morgan Energy Partners LP:
70,000	BBB	Senior Notes, 6.300% due 2/1/09	71,489
		Senior Unsecured Notes:
300,000	BBB	6.750% due 3/15/11	320,094
280,000	BBB	6.000% due 2/1/17	284,710
55,000	BB+	OPTI Canada Inc., Company Guaranteed Notes, 8.250% due 12/15/14 (f)	54,588
39,000	BB	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	39,926
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	30,475
		Petrozuata Finance Inc.:
283,000	NR	8.220% due 4/1/17	284,415
30,000	B	Company Guaranteed Notes, Series 8.22, 8.220% due 4/1/17 (f)	30,150
1,455,000	BB	Sabine Pass LNG LP, Secured Notes, 7.250% due 11/30/13	1,433,175
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	76,252
25,000	B1 (e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (f)	23,375
40,000	BB	Southern Natural Gas Co., Notes, 5.900% due 4/1/17	40,115
49,000	BB+	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	52,430
		Williams Cos. Inc.:
340,000	BB+	Debentures, 7.500% due 1/15/31	362,100
353,000	BB+	Notes, 8.750% due 3/15/32	417,423
		Senior Unsecured Notes:
80,000	BB+	7.875% due 9/1/21	87,600
240,000	BB+	7.750% due 6/15/31	260,100
		XTO Energy Inc.:
		Senior Notes:
540,000	BBB	7.500% due 4/15/12	608,237
30,000	BBB	6.250% due 4/15/13	32,718
		Senior Unsecured Notes:
40,000	BBB	5.650% due 4/1/16	41,239
150,000	BBB	6.250% due 8/1/17	160,382
120,000	BBB	6.750% due 8/1/37	128,273

		Total Oil, Gas & Consumable Fuels	16,948,362

Paper & Forest Products — 0.0%

1,000	B+	Georgia-Pacific Corp., Notes, 8.125% due 5/15/11	995
475,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	493,989

		Total Paper & Forest Products	494,984

Pharmaceuticals — 0.1%

800,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	845,075

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Real Estate Investment Trusts (REITs) — 0.9%

$675,000	BBB−	Brandywine Operating Partnership LP, Company Guaranteed Notes, 4.500% due 11/1/09	$633,772
625,000	BBB	BRE Properties Inc., Senior Unsecured Notes, 7.450% due 1/15/11	650,504
1,100,000	BBB	Developers Diversified Realty Corp., Notes, 5.250% due 4/15/11	1,061,235
700,000	BBB+	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	641,743
1,100,000	BBB−	Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,075,357
		Forest City Enterprises Inc.:
10,000	BB−	Notes, 7.625% due 6/1/15	9,450
19,000	BB−	Senior Notes, 6.500% due 2/1/17	16,910
		Health Care Property Investors Inc.:
		Senior Notes:
820,000	BBB	5.950% due 9/15/11	797,227
700,000	BBB	6.450% due 6/25/12	687,639
9,000	BBB−	Health Care REIT Inc., Notes, 8.000% due 9/12/12	9,298
30,000	BB	Host Marriott LP, Company Guaranteed Notes, 6.750% due 6/1/16	28,575
300,000	BBB	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11 (b)	264,641
1,700,000	BBB−	Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,756,423
330,000	CCC+	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (d)	176,550
		Rouse Co.:
980,000	BB−	3.625% due 3/15/09	932,974
325,000	BB−	5.375% due 11/26/13	266,017
800,000	BBB	UDR Inc., 5.000% due 1/15/12	778,847
		Ventas Realty LP/Ventas Capital Corp.:
		Company Guaranteed Notes:
10,000	BBB−	8.750% due 5/1/09	10,275
30,000	BBB−	6.750% due 6/1/10	30,375
30,000	BBB−	9.000% due 5/1/12	32,250
20,000	BBB−	6.750% due 4/1/17	19,800

		Total Real Estate Investment Trusts (REITs)	9,879,862

Road & Rail — 0.0%

10,000	B	Kansas City Southern Railway, Company Guaranteed Notes, 9.500% due 10/1/08	10,275
20,000	BBB+	Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	21,593
		Union Pacific Corp.:
		Notes:
45,000	BBB	6.650% due 1/15/11	48,005
140,000	BBB	5.375% due 5/1/14	143,036

		Total Road & Rail	222,909

Specialty Retail — 0.0%

60,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	58,500

Textiles, Apparel & Luxury Goods — 0.0%

30,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	28,950

Thrifts & Mortgage Finance — 0.1%

1,375,000	BBB+	Countrywide Financial Corp., Company Guaranteed Notes, 5.104% due 3/24/09	1,233,209

Tobacco — 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures Notes, 7.750% due 1/15/27	374,915
145,000	BBB	Senior Unsecured Notes, 7.000% due 11/4/13	168,589
85,000	BBB	Reynolds American Inc., Company Guaranteed Notes, 7.250% due 6/1/12	90,833

		Total Tobacco	634,337

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating‡	Security	Value

Wireless Telecommunication Services — 0.1%
			Nextel Communications Inc.:
			Company Guaranteed Notes:
$700,000		BBB−	6.875% due 10/31/13	$549,915
15,000		BBB−	5.950% due 3/15/14	11,188
60,000		BBB−	7.375% due 8/1/15	46,533
10,000		BBB−	Rogers Wireless Inc., Secured Notes, 6.375% due 3/1/14	10,413
225,000		A−	Vodafone Group PLC, 6.150% due 2/27/37	215,173
105,000		BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	107,363

			Total Wireless Telecommunication Services	940,585

			TOTAL CORPORATE BONDS & NOTES (Cost — $203,438,817)	201,529,316

MUNICIPAL BONDS — 0.5%

California — 0.2%
			State of California, GO:
700,000		A+	5.000% due 6/1/37 (b)	655,109
1,100,000		A+	5.000% due 11/1/37 (b)	1,029,061
200,000		A+	5.000% due 12/1/37 (b)	187,086

			Total California	1,871,256

Illinois — 0.0%

170,000		AAA	Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 6.991% due 1/1/14 (a)(b)(f)	105,633
210,000		AA	Illinois State, GO, 5.100% due 6/1/33	206,224

			Total Illinois	311,857

New York — 0.0%

130,000		AA+	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 6.990% due 12/15/13 (a)(b)(f)(g)	83,963

Ohio — 0.1%

1,000,000		BBB	Buckeye Ohio Tobacco Settlement, 5.750% due 6/1/34 (b)	914,230

Oregon — 0.1%

600,000		A+	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield, 4.170% due 6/30/09 (k)	575,388

Virginia — 0.1%

1,600,013		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,600,205

			TOTAL MUNICIPAL BONDS (Cost — $5,568,207)	5,356,899

SENIOR LOANS — 0.1%

1,290,250		AAA	MGM Studios Term B1, 8.410% due 4/8/12	1,075,566

			TOTAL SENIOR LOANS (Cost — $1,290,250)	1,075,566

SOVEREIGN BONDS — 1.4%†

Brazil — 0.1%

2,500,000	BRL	BB+	Federative Republic of Brazil, 12.500% due 1/5/22	1,629,741

France — 0.3%

1,800,000	EUR	AAA	Government of France, 5.750% due 10/25/32	3,207,396

Germany — 0.3%
1,800,000	EUR	AAA	Bundesrepublik Deutschland, 6.250% due 1/4/30	3,404,074

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating‡	Security	Value

Hong Kong — 0.1%

$1,000,000		AA	Hong Kong Government International Bond, 5.125% due 8/1/14 (b)(f)	$1,067,814

Mexico — 0.2%
45,000		BBB+	Mexico Government International Bond, 7.500% due 4/8/33	53,775
			United Mexican States:
1,208,000		BBB+	6.750% due 9/27/34	1,330,612
70,000		BBB+	Medium-Term Notes, 5.625% due 1/15/17	73,080
275,000		BBB+	Series A, 6.375% due 1/16/13	299,612

			Total Mexico	1,757,079

Russia — 0.1%

1,019,700		BAA2	Russian Federation, 7.500% due 3/31/30	1,167,117

South Korea — 0.1%

1,050,000		A	Export-Import Bank of Korea, Notes, 4.901% due 10/4/11 (a)(b)(f)	1,052,978

United Kingdom — 0.2%

900,000	GBP	AAA	United Kingdom Treasury Notes, 4.250% due 3/7/11	1,794,299

			TOTAL SOVEREIGN BONDS (Cost — $14,031,883)	15,080,498

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. GOVERNMENT OBLIGATIONS — 14.2%

			U.S. Treasury Bonds:
200,000			8.875% due 8/15/17	284,219
5,177,000			8.125% due 8/15/19 (b)	7,208,973
1,400,000			8.500% due 2/15/20 (b)	2,009,766
670,000			8.750% due 8/15/20 (b)	983,749
3,255,000			6.250% due 8/15/23	4,002,381
1,865,000			6.625% due 2/15/27	2,411,678
11,365,000			6.125% due 11/15/27	13,982,507
370,000			4.750% due 2/15/37 (b)	389,945
1,510,000			4.375% due 2/15/38	1,499,030
			U.S. Treasury Notes:
1,400,000			4.625% due 3/31/08	1,399,613
170,000			3.750% due 5/15/08 (b)	170,677
280,000			4.625% due 7/31/09	292,075
4,607,000			4.000% due 4/15/10	4,832,674
1,290,000			4.500% due 11/15/10	1,382,518
50,000			4.625% due 10/31/11	54,434
130,000			4.500% due 3/31/12	141,334
20,915,000			4.750% due 5/31/12	22,965,653
380,000			4.625% due 7/31/12	415,595
14,569,000			4.250% due 9/30/12	15,719,732
14,952,000			3.625% due 12/31/12	15,724,136
3,605,000			2.875% due 1/31/13	3,669,497
6,890,000			2.750% due 2/28/13	6,972,363
19,060,000			4.250% due 11/15/14 (b)	20,552,055
14,600,000			5.125% due 5/15/16 (b)	16,450,097
20,000			4.750% due 8/15/17 (b)	21,931
2,855,000			4.250% due 11/15/17 (b)	3,018,940
2,990,000			3.500% due 2/15/18	2,983,461
2,470,000			5.000% due 5/15/37 (b)	2,708,318

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 14.2% — (continued)

		U.S. Treasury Strip Principal (STRIPS),
$2,000,000		Zero coupon bond to yield, 5.396% due 11/15/24	$935,802

		TOTAL U.S. GOVERNMENT OBLIGATIONS	153,183,153

U.S GOVERNMENT AGENCIES — 0.7%

240,000	NR	Federal Agricultural Mortgage Corp.(FAMC), 4.250% due 7/29/08	241,419
400,000	AAA	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	427,013
580,000	AAA	Federal Home Loan Bank (FHLB), 5.125% due 6/13/08	583,756
1,109,000	NR	Federal Home Loan Bank (FHLB) (STRIP), 5.280% due 9/26/19	666,951
		Federal Home Loan Mortgage Corp. (FHLMC):
380,000	AAA	4.750% due 1/18/11	400,325
850,000	AAA	6.750% due 3/15/31	1,055,464
470,000	AAA	5.625% due 11/23/35	485,551
		Federal National Mortgage Association (FNMA):
670,000	AA−	5.250% due 8/1/12	717,270
2,075,000	AA−	5.125% due 1/2/14	2,197,564
1,170,000	AAA	5.550% due 2/16/17	1,229,014

		Total U.S GOVERNMENT AGENCIES	8,004,327

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $153,882,397)	161,187,480

U.S. TREASURY INFLATION PROTECTED SECURITIES — 2.1%

		U.S. Treasury Bonds, Inflation Indexed:
200,000		4.500% due 3/31/09	206,203
2,083,685		2.375% due 1/15/25 (b)	2,282,775
973,581		2.000% due 1/15/26 (b)	1,013,133
5,566,871		2.375% due 1/15/27 (b)(k)	6,139,218
		U.S. Treasury Notes, Inflation Indexed:
3,703,665		2.375% due 4/15/11 (b)	4,006,906
11,143		2.000% due 7/15/14	12,123
140,377		1.875% due 7/15/15	151,267
306,890		2.000% due 1/15/16	332,712
1,268,837		2.500% due 7/15/16 (b)	1,428,829
2,685,537		2.625% due 7/15/17	3,064,871
3,559,159		1.750% due 1/15/28	3,569,449

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $20,663,225)	22,207,486

Shares

CONVERTIBLE PREFERRED STOCK — 0.0%

CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%

3,000		General Motors Corp., 6.250% due 3/6/32	58,020

TELECOMMUNICATION SERVICES — 0.0%

Diversified Telecommunication Services — 0.0%
35		McLeodUSA Inc., 2.500% due 4/18/12 (l)*	0

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $74,125)	58,020

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Shares		Security	Value

PREFERRED STOCK — 0.0%

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
100		Home Ownership Funding CP II, 1.000% (f)(g)	$18,122

		TOTAL PREFERRED STOCK (Cost — $63,255)	18,122

Contracts		Security	Value

PURCHASED OPTIONS — 1.6%

United Kingdom — 0.8%

256,600,000	EUR	Swaption, 3 Month LIBOR, Call @ $4.18, expires 4/20/09	$4,586,702
47,200,000	GBP	Swaption, 6 Month LIBOR, Call @ $7.00, expires 3/18/09	3,671,934

		Total United Kingdom	8,258,636

United States — 0.8%

1,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.38, expires 5/21/10	41,132
1,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.38, expires 5/21/10	165,835
13,000,000		Fannie Mae TBA, Put @ $91.00, expires 4/7/08	104
1,000,000		Fannie Mae TBA, Put @ $92.00, expires 5/6/08	28
20,000,000		Fannie Mae TBA, Put @ $93.00, expires 5/6/08	3,920
4,000,000		Fannie Mae TBA, Put @ $91.00, expires 4/7/08	12
18,000,000		Swaption, 3 Month LIBOR, Call @ $4.50, expires 12/19/08	587,326
54,700,000		Swaption, 3 Month LIBOR, Call @ $4.55, expires 9/19/08	1,990,570
28,900,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 12/15/08	1,210,077
18,000,000		Swaption, 3 Month LIBOR, Call @ $4.50, expires 12/19/08	587,326
32,000,000		Swaption, 3 Month LIBOR, Call @ $3.75, expires 12/31/08	637,639
21,600,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 2/2/09	341,909
27,100,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	614,821
28,000,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	1,117,505
13,300,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	530,815
8,000,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	319,287
20,600,000		Swaption, 3 Month LIBOR, Call @ $3.15, expires 12/15/08	249,778
6,400,000		Swaption, 3 Month LIBOR, Call @ $3.15, expires 12/15/08	77,601
9,900,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY118.00, expires 9/16/08	15,761
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY104.65, expires 3/31/10	142,838
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY104.65, expires 3/31/10	62,722
287		U.S. Treasury Bonds Futures, Call @ $145.00, expires 5/23/08	4,484
202		U.S. Treasury Notes 10 Year Futures, Put @ $86.00, expires 5/23/08	3,156
450		U.S. Treasury Notes 10 Year Futures, Put @ $91.00, expires 5/23/08	7,031
86		U.S. Treasury Notes 2 Year Futures, Call @ $114.00, expires 5/23/08	1,344
139		U.S. Treasury Notes 2 Year Futures, Call @ $116.00, expires 5/23/08	973
458		U.S. Treasury Notes 5 Year Futures, Call @ $124.00, expires 5/23/08	14,312

		Total United States	8,728,306

		TOTAL PURCHASED OPTIONS (Cost — $7,929,071)	16,986,942

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,244,584,004)	1,263,598,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount †		Security	Value

SHORT-TERM INVESTMENTS (m) — 10.2%
COMMERCIAL PAPER — 4.4%
5,300,000		Bank of America Corp., 3.058% due 3/14/08 (b)(k)	5,294,163
4,495,000		BNP Paribas Finance Inc., 3.039% due 3/13/08 (k)	4,490,457
8,300,000		Fortis Funding LLC, 3.108% due 3/25/08 (b)(f)(k)	8,282,847
3,770,000		General Electric Capital Corp., 2.998% due 3/12/08 (k)	3,766,556
8,400,000		Intesa Funding Discount 03/03/08, 3.051% due 3/3/08 (b)(k)	8,398,577
2,005,000		Merrill Lynch Co., 3.139% due 3/26/08 (k)	2,000,645
		UBS Finance Delaware LLC:
5,875,000		3.118% due 3/4/08 (k)	5,873,477
3,000,000		3.066% due 3/6/08 (b)(k)	2,998,725
6,100,000		3.060% due 6/2/08 (b)(k)	6,052,174

		TOTAL COMMERCIAL PAPER (Cost — $47,157,620)	47,157,620

MONEY MARKET FUND — 2.3%

24,968,410		BBH Securities Lending Trust (Cost — $24,968,410) (n)	$24,968,410

REPURCHASE AGREEMENT — 0.1%

1,000,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 02/29/08, 2.109% due 03/3/08, Proceeds at maturity — $1,000,176; (Fully collateralized by U.S. Treasury Notes, 4.75% due 12/31/08; Market Value — ($1,023,482) (k)	1,000,000

TIME DEPOSITS — 2.2%

14,818,859		Bank of America — London, 2.540% due 3/3/08	14,818,859
		BBH — Grand Cayman:
240,688	JPY	0.010% due 3/3/08	2,309
108,721	CAD	3.095% due 3/3/08	110,974
5,614	AUD	5.750% due 3/3/08	5,991
		Wachovia — London:
354,155	EUR	3.231% due 3/3/08	537,731
286,203	GBP	4.507% due 3/3/08	568,342
7,878,846		Wells Fargo — Grand Cayman, 2.540% due 3/3/08	7,878,846

		TOTAL TIME DEPOSITS (Cost — $23,923,052)	23,923,052

U.S GOVERNMENT AGENCIES — 1.2%

11,035,000		Federal Home Loan Bank (FHLB), Discount Notes 2.897% due 3/24/08 (k)	11,014,623
140,000		Federal National Mortgage Association (FNMA), Discount Notes 2.921% due 4/23/08 (k)	139,402
1,980,000		4.764% due 3/17/08 (k)	1,975,937

		TOTAL U.S GOVERNMENT AGENCIES (Cost — $13,129,962)	13,129,962

		TOTAL SHORT-TERM INVESTMENTS (Cost — $110,179,044)	110,179,044

		TOTAL INVESTMENTS — 127.1% (Cost — $1,354,763,048)	1,373,777,044
		Liabilities in Excess of Other Assets — (27.1%)	(293,105,426)

		TOTAL NET ASSETS — 100.0%	$1,080,671,618

†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

(d)	All or a portion of this security is on loan (See Note 1).
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(g)	Illiquid security.
(h)	Interest only security.
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(k)	Rate shown represents yield-to-maturity.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 7.9%.
(n)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 100 and 101 for definition of ratings.

Abbreviations used in this schedule:

CPI	—	Consumer Price Index
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurancy
GO	—	General Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PAC	—	Planned Facilities Authority
PFA	—	Public Facilities Authority
STRIPS	—	Separate Trading of Registered Interest and Principals
Summary of Investments by Security Type* (unaudited)

Mortgage-Backed Securities	47.0%
Corporate Bonds & Notes	14.9
Collateralized Mortgage Obligations	14.8
U.S. Government & Agency Obligations	12.0
U.S. Treasury Inflation Protected Securities	1.7
Purchased Options	1.3
Sovereign Bonds	1.1
Asset-Backed Securities	0.4
Municipal Bonds	0.4
Senior Loans	0.1
Convertible Preferred Stock	0.0	**
Preferred Stocks	0.0	**
Short-Term Investments	6.3

	100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments
Schedule of Written Options

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom

14,500,000	GBP	Swaption, 6 Month LIBOR, Put	3/18/09	$7.00	$3,276,718
82,800,000	EUR	Swaption, 6 Month LIBOR, Put	4/20/09	4.44	3,167,320

		Total United Kingdom			6,444,038

United States

34		Eurodollar Futures, Put	9/15/08	97.25	56,525
18,200,000		Swaption, 3 Month LIBOR, Call	9/19/08	5.05	1,243,417
12,100,000		Swaption, 3 Month LIBOR, Put	9/26/08	4.95	760,558
5,800,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	364,565
3,500,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	219,996
9,700,000		Swaption, 3 Month LIBOR, Call	12/15/08	5.20	699,049
6,900,000		Swaption, 3 Month LIBOR, Call	12/15/08	4.30	231,747
2,200,000		Swaption, 3 Month LIBOR, Call	12/15/08	4.30	73,890
6,000,000		Swaption, 3 Month LIBOR, Call	12/19/08	5.00	372,805
6,000,000		Swaption, 3 Month LIBOR, Call	12/19/08	5.00	372,805
6,300,000		Swaption, 3 Month LIBOR, Call	12/31/08	5.22	454,967
4,300,000		Swaption, 3 Month LIBOR, Call	12/31/08	5.22	310,533
7,100,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.60	310,829
9,000,000		Swaption, 3 Month LIBOR, Put	7/6/09	4.90	460,682
4,900,000		U.S. Dollar vs. Japanese Yen, Put	9/16/08	100.00	113,465
34		U.S. Treasury Notes 10 Year, Put	3/20/08	112.50	2,125
34		U.S. Treasury Notes 10 Year, Call	3/20/08	116.50	51,531
39		U.S. Treasury Notes 10 Year, Put	5/23/08	113.00	22,547
57		U.S. Treasury Notes 10 Year, Put	5/23/08	118.00	41,859

		Total United States			6,163,895

		TOTAL WRITTEN OPTIONS (Premiums received — $6,851,010)			$12,607,933

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
$26,100,000	6.000% due 3/01/38 (a)	$26,658,697
	Federal Home Loan Mortgage Corp., (FHLMC)
8,400,000	5.500% due 3/01/38 (a)	8,448,561
	Federal National Mortgage Association (FNMA)
3,000,000	5.000% due 3/01/38 (a)	2,954,532
28,200,000	6.000% due 3/01/38 (a)	28,812,476
29,880,000	6.500% due 3/01/38 (a)	30,967,811
25,200,000	5.500% due 4/01/38 (a)	25,345,681
	Government National Mortgage Association (GNMA)
9,000,000	5.500% due 3/01/36 (a)	9,198,279
	U.S. Treasury Bonds
1,700,000	5.375% due 2/15/31	1,937,337
	U.S. Treasury Notes
1,800,000	6.000% due 8/15/09	1,915,173
18,800,000	4.625% due 2/15/17	20,462,634
42,000,000	4.250% due 11/15/14-11/15/17	44,543,142

	TOTAL OPEN SHORT SALES (Proceeds — $198,744,568)	$201,244,323

(a)	This security is traded on a to-be-announced (“TBA”) basis (See note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 88.0%

Aerospace & Defense — 0.9%

$80,000	B+	Alliant Techsystem Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$78,600
395,000	BB	Bombardier Inc., Notes, 6.300% due 5/1/14 (a)	377,225
135,000	B	DRS Technologies Inc., Company Guaranteed Notes, 7.625% due 2/1/18	135,675
355,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	347,012
250,000	CCC	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	232,812

		Total Aerospace & Defense	1,171,324

Airlines — 1.0%

350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	318,500
665,000	B−	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15 (a)	668,325
78,526	B	Delta Air Lines Inc., Pass Thru Certificates, 8.954% due 8/10/14	73,422
231,707	BB+	United Airlines Inc., Pass-Through Certificates, Series 2000-2, Senior Secured Notes, 7.032% due 10/1/10	231,186

		Total Airlines	1,291,433

Auto Components — 1.0%
		Allison Transmission:
		Company Guaranteed Notes:
170,000	B−	11.000% due 11/1/15	146,200
140,000	B−	11.250% due 11/1/15 (b)	115,850
170,000	CCC	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	104,550
245,000	B	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	237,650
876,000	CCC+	Visteon Corp., Senior Unsecured Notes, 8.250% due 8/1/10	733,650

		Total Auto Components	1,337,900

Automobiles — 1.3%

90,000	CCC+	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	61,875
		General Motors Corp.:
115,000	B−	Notes, 7.200% due 1/15/11 (c)	104,362
645,000	B−	Senior Unsecured Notes, 7.700% due 4/15/16	514,387
1,300,000	B−	Senior Unsubordinated Notes, 8.375% due 7/15/33 (c)	1,001,000

		Total Automobiles	1,681,624

Building Products — 0.8%
		Associated Materials Inc.:
65,000	CCC	Company Guaranteed Notes, 9.750% due 4/15/12	64,675
610,000	CCC	Senior Discount Notes, step bond to yield, 11.250% due 3/1/14 (c)	390,400
315,000	CCC+	Dayton Superior Corp., Company Guaranteed Notes, 13.000% due 6/15/09 (c)	276,412
100,000	BB−	KB Home, Senior Subordinated Notes, 8.625% due 12/15/08	100,500
160,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	124,800
250,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield, 10.750% due 3/1/14 (c)	133,750

		Total Building Products	1,090,537

Chemicals — 0.6%

15,000	B	Arco Chemical Co., Debentures, 10.250% due 11/1/10 (d)	15,300
		Georgia Gulf Corp.:
		Company Guaranteed Notes:
95,000	CCC+	9.500% due 10/15/14 (c)	72,200
450,000	CCC	10.750% due 10/15/16 (c)	294,750
80,000	B	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	83,200
480,000	B−	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27	319,200
27,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	24,030

		Total Chemicals	808,680

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Commercial Services & Supplies — 3.7%

$335,000	B−	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14 (a)	$276,375
865,000	B−	Aramark Corp., Company Guaranteed Notes, 8.500% due 2/1/15	856,350
475,000	B−	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	450,062
450,000	B	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	385,875
767,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	795,762
		Interface Inc.:
350,000	B−	Company Guaranteed Notes, 9.500% due 2/1/14	362,250
280,000	B+	Senior Notes, 10.375% due 2/1/10	294,000
405,000	B−	Mobile Services Group Inc. / Mobile Storage Group Inc., Company Guaranteed Notes, 9.750% due 8/1/14	380,700
450,000	B−	Rental Service Corp., Company Guaranteed Notes, 9.500% due 12/1/14	370,125
		RH Donnelley Corp.:
340,000	B	Senior Discount Notes, step bond to yield, 6.875% due 1/15/13	202,300
		Senior Notes:
100,000	B	8.875% due 1/15/16	60,000
80,000	B	8.875% due 10/15/17	52,000
290,000	BB−	Stewart Enterprises Inc., Senior Notes, 6.250% due 2/15/13	273,325
120,000	CCC+	US Investigations Services Inc., Company Guaranteed Notes, 11.750% due 5/1/16	95,400

		Total Commercial Services & Supplies	4,854,524

Communication Equipment — 0.4%

555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12	541,125

Computers & Peripherals — 0.6%

95,000	CCC+	Activant Solutions Inc., Company Guaranteed Notes, 9.500% due 5/1/16	79,325
		Sungard Data Systems Inc.:
		Company Guaranteed Notes:
340,000	B−	9.125% due 8/15/13	344,250
400,000	B−	10.250% due 8/15/15	400,000

		Total Computers & Peripherals	823,575

Consumer Finance — 2.8%
		Ford Motor Credit Co., LLC:
600,000	B	Notes, 7.000% due 10/1/13	492,879
		Senior Notes:
775,000	B	5.800% due 1/12/09	749,272
295,000	B	9.875% due 8/10/11	273,265
		Unsecured Notes:
160,000	B	8.625% due 11/1/10	146,598
62,500	B	7.127% due 1/13/12	49,224
240,000	B+	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	191,743
		GMAC LLC:
860,000	B+	Bonds, 8.000% due 11/1/31	651,593
740,000	B+	Notes, 6.750% due 12/1/14	558,071
685,000	B+	Unsecured Notes, 6.000% due 4/1/11	552,964

		Total Consumer Finance	3,665,609

Containers & Packaging — 1.6%

		Graham Packaging Co. Inc., Company Guaranteed Notes:
310,000	CCC+	8.500% due 10/15/12	279,775
153,000	CCC+	9.875% due 10/15/14	131,197
220,000	B−	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	208,450
145,000	BB−	Greif Inc., Senior Unsecured Notes, 6.750% due 2/1/17	140,650
130,000	NR	Newpage Holding Corp., Senior Notes, 14.098% due 11/1/13 (b)(e)	109,200
520,000	B+	Owens-Illinois Inc., Debentures Notes, 7.500% due 5/15/10	534,300
440,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15	412,500
255,000	CC	Portola Packaging Inc., Company Guaranteed Notes, 8.250% due 2/1/12 (c)	160,650

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Containers & Packaging — 1.6% — (continued)

$150,000	B−	Smurfit-Stone Container Enterprises Inc., Senior Unsecured Notes, 8.000% due 3/15/17	$133,500

		Total Containers & Packaging	2,110,222

Diversified Consumer Services — 1.5%

405,000	CCC+	Allied Security Escrow Corp., Notes, 11.375% due 7/15/11	357,412
		Education Management LLC / Education Management Corp.:
		Company Guaranteed Notes:
45,000	CCC+	8.750% due 6/1/14	39,825
150,000	CCC+	10.250% due 6/1/16	126,750
870,000	B	Hertz Corp., Company Guaranteed Notes, 10.500% due 1/1/16	830,850
250,000	CCC+	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15 (a)	211,875
245,000	B−	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14	207,025
290,000	B−	TeamHealth Inc., 11.250% due 12/1/13	279,850

		Total Diversified Consumer Services	2,053,587

Diversified Financial Services — 9.9%

880,000	CCC+	AAC Group Holding Corp., step bond to yield, 10.250% due 10/1/12	734,800
260,000	B−	Advanta Capital Trust I, Company Guaranteed Notes, 8.990% due 12/17/26 (d)	170,300
525,000	B+	AmeriCredit Corp.,Company Guaranteed Notes, 8.500% due 7/1/15	406,875
630,000	B−	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15	444,150
105,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13	92,400
8,000,000	B3(f)	CDX North America High Yield, 8.750% due 12/29/12	7,520,000
240,000	BBB+	Countrywide Financial Corp., Company Guaranteed Notes, 11.754% due 4/15/37 (e)	213,600
		Galaxy Entertainment Finance Co., Ltd.:
510,000	B+	Company Guaranteed Notes, 9.875% due 12/15/12 (a)	510,000
155,000	B+	Senior Notes, 9.377% due 12/15/10 (a)(e)	155,000
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	551,475
		Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.:
200,000	B−	Senior Subordinated Notes, 9.750% due 4/1/17	199,500
350,000	B−	Senior Unsecured Notes, 8.875% due 4/1/15 (b)	358,750
		LVB Acquisition Merger Sub Inc.:
		Company Guaranteed Notes:
295,000	B−	10.000% due 10/15/17 (a)	306,431
105,000	B−	11.625% due 10/15/17	103,819
270,000	B−	Nuveen Investments Inc., Senior Unsecured Notes, 5.500% due 9/15/15	171,450
		Residential Capital LLC:
		Company Guaranteed Notes:
135,000	CCC+	6.923% due 4/17/09	69,525
80,000	B	7.875% due 6/30/10	46,000
280,000	B	7.500% due 2/22/11	150,500
180,000	B	8.875% due 6/30/15	96,300
270,000	B−	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	256,500
200,000	BBB−	SLM Corp., Senior Unsecured Notes, 4.000% due 1/15/09	192,855
105,000	B	Snoqualmie Entertainment Authority, 6.936% due 2/1/14	91,350
130,000	CCC+	Vanguard Health Holding Co. I LLC, Company Guaranteed Notes, 11.250% due 10/1/15	95,875
250,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	240,000

		Total Diversified Financial Services	13,177,455

Diversified Telecommunication Services — 7.0%

		Cincinnati Bell Telephone Co.:
885,000	B−	Company Guaranteed Notes, 8.375% due 1/15/14	854,025
35,000	BB	Senior Debentures, 6.300% due 12/1/28	29,225
		Citizens Communications Co.:
50,000	BB+	Debentures Notes, 7.050% due 10/1/46	36,750
		Senior Unsecured Notes:
535,000	BB+	6.625% due 3/15/15	492,200
160,000	BB+	7.875% due 1/15/27	143,200

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 7.0% — (continued)

$475,000	B−	Global Crossing UK Finance PLC, 10.750% due 12/15/14	$482,125
140,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15 (c)	108,500
190,000	BB−	IKON Office Solutions Inc., Senior Unsecured Notes, 7.750% due 9/15/15	189,287
420,000	CCC+	Intelsat Bermuda Ltd, Senior Unsecured Notes, 11.250% due 6/15/16	420,525
210,000	CCC+	Intelsat Corp., Company Guaranteed Notes, 9.000% due 6/15/16	211,050
		Level 3 Financing Inc.:
		Company Guaranteed Notes:
270,000	CCC+	12.250% due 3/15/13	252,450
970,000	CCC+	9.250% due 11/1/14	790,550
243,000	NR	McLeodUSA Inc., 10.500% due 10/1/11 (a)	283,705
400,000	B	Nordic Telephone Co. Holdings ApS, Secured Notes, 8.875% due 5/1/16	396,000
		Primus Telecommunications GP:
215,000	NR	Notes, 3.750% due 9/15/10 (c)	122,012
895,000	Caa3 (f)	Senior Notes, 8.000% due 1/15/14 (c)	407,225
		Qwest Communications International Inc.:
		Company Guaranteed Notes:
9,000	B+	6.565% due 2/15/09	8,977
685,000	B+	7.500% due 2/15/14	669,587
180,000	BBB−	Senior Notes, 7.625% due 6/15/15	179,550
850,000	B+	Senior Notes, Class B, 7.500% due 2/15/14	830,875
475,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	373,469
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	446,400
635,000	CCC+	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	638,175
555,000	B−	Virgin Media Finance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	477,300
460,000	B	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15	468,050

		Total Diversified Telecommunication Services	9,311,212

Electric Utilities — 4.7%
		AES Corp.:
77,000	BB+	Secured Notes, 8.750% due 5/15/13	80,850
		Senior Unsecured Notes:
340,000	B	7.750% due 3/1/14	345,950
290,000	B	7.750% due 10/15/15	295,800
390,000	B	8.000% due 10/15/17	399,750
735,000	B+	Aquila Inc., Senior Unsecured Notes, 6.911% due 7/1/12 (e)	907,725
		Edison Mission Energy:
160,000	BB−	Senior Notes, 7.750% due 6/15/16	165,600
		Senior Unsecured Notes:
100,000	BB−	7.200% due 5/15/19	98,500
260,000	BB−	7.625% due 5/15/27	246,350
118,147	BB	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	117,947
2,020,000	CCC+	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/1/17 (b)	1,984,650
83,894	BB−	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (d)	84,140
12,520	BB+	Midwest Generation LLC, Pass-Through Certificate, Series B, 8.560% due 1/2/16	13,334
89,453	BB	Mirant Mid Atlantic LLC, Pass Thru Certificates, 9.125% due 6/30/17	98,957
545,000	B−	Reliant Energy Inc., Senior Notes, 7.625% due 6/15/14	540,912
		Texas Competitive Electric Holdings Co. LLC:
		Company Guaranteed Notes:
350,000	CCC	10.250% due 11/1/15 (a)	343,000
530,000	CCC	10.500% due 11/1/16 (b)	511,450

		Total Electric Utilities	6,234,915

Electrical Equipment — 0.6%
390,000	B	Coleman Cable Inc., Company Guaranteed Notes, 9.875% due 10/1/12	345,150
530,000	B+	Superior Essex Communications LLC/Essex Group Inc., Senior Notes, 9.000% due 4/15/12	511,450

		Total Electrical Equipment	856,600

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Electronic Equipment & Instruments — 0.5%
$355,000	BB−	Belden Inc., Senior Subordinated Notes, 7.000% due 3/15/17	$347,012
415,000	B+	Sanmina-SCI Corp., Company Guaranteed Notes, 7.741% due 6/15/14 (a)	383,875

		Total Electronic Equipment & Instruments	730,887

Energy Equipment & Services — 1.4%

130,000	A−	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	173,706
		Dynegy Holdings Inc.:
		Senior Unsecured Notes:
565,000	B−	8.375% due 5/1/16	555,112
240,000	B−	7.750% due 6/1/19	224,400
65,000	B+	Gulfmark Offshore Inc., Company Guaranteed Notes, 7.750% due 7/15/14	66,462
275,000	B	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.875% due 11/1/14	261,594
45,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	47,025
20,000	B	Roseton/Danskammer, Pass Thru Certificates, 7.670% due 11/8/16	19,987
268,000	BBB−	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	306,190
230,000	B−	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17	171,350

		Total Energy Equipment & Services	1,825,826

Food & Staples Retailing — 0.2%

185,000	BBB−	Delhaize America Inc., Debentures, 9.000% due 4/15/31	225,269

Food Products — 1.0%

350,000	BB−	Constellation Brands Inc., Company Guaranteed Notes, 7.250% due 9/1/16	340,375
335,000	B−	Dole Foods Co. Inc., 7.250% due 6/15/10	276,375
680,000	CC	Merisant Co., Company Guaranteed Notes, 9.500% due 7/15/13	465,800
770,000	CC	Merisant Worldwide Inc., Senior Subordinated Notes, 12.250% due 5/15/14	257,950

		Total Food Products	1,340,500

Health Care Equipment & Supplies — 1.3%

595,000	B−	Advanced Medical Optics Inc., Company Guaranteed Notes, 7.500% due 5/1/17	511,700
470,000	B−	Bausch & Lomb Inc., Senior Unsecured Notes, 9.875% due 11/1/15 (a)	478,225
		Boston Scientific Corp.:
		Senior Unsecured Notes:
405,000	BB+	6.400% due 6/15/16	374,625
200,000	BB+	5.125% due 1/12/17	169,000
140,000	B−	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	142,100

		Total Health Care Equipment & Supplies	1,675,650

Health Care Providers & Services — 4.5%

610,000	B−	Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	601,612
		DaVita Inc.:
305,000	B	Company Guaranteed Notes, 6.625% due 3/15/13	300,425
220,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	218,900
		HCA Inc.:
		Notes:
120,000	B−	9.000% due 12/15/14	116,707
190,000	B−	7.690% due 6/15/25	154,343
		Secured Notes:
1,445,000	BB−	9.250% due 11/15/16	1,484,737
860,000	BB−	9.625% due 11/15/16 (b)	890,100
550,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	453,750
300,000	CCC+	Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	290,250
		Tenet Healthcare Corp.:
		Senior Notes:
200,000	CCC+	6.375% due 12/1/11	180,250
519,000	CCC+	9.875% due 7/1/14	487,211

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services — 4.5% — (continued)

$100,000	CCC+	Senior Unsecured Notes, 6.500% due 6/1/12	$87,000
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/1/17	363,825
		Universal Hospital Services Inc.:
		Secured Notes:
40,000	B+	8.373% due 6/1/15 (e)	37,800
35,000	B+	8.500% due 6/1/15 (b)	35,088
375,000	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 15.327% due 3/15/12 (b)(e)	290,625

		Total Health Care Providers & Services	5,992,623

Hotels, Restaurants & Leisure — 5.6%

130,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	107,900
140,000	NR	Buffets Inc., Company Guaranteed Notes, 12.500% due 11/1/14 (g)	4,200
80,000	B−	Dennys Corp./Dennys Holdings Inc., Company Guaranteed Notes, 10.000% due 10/1/12	76,000
60,000	B−	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Secured Notes, 12.000% due 10/15/15	53,100
65,000	CCC	El Pollo Loco, Company Guaranteed Notes, 11.750% due 11/15/13	60,775
65,000	CCC+	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 10.250% due 6/15/15	47,125
365,000	B−	Gaylord Entertainment Co., Company Guaranteed Notes, 8.000% due 11/15/13	337,625
310,000	B	Indianapolis Downs LLC & Capital Corp., Secured Notes, 11.000% due 11/1/12 (a)	280,550
410,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	405,900
730,000	B	Isle of Capri Casino Inc., Senior Subordinated Notes, 7.000% due 3/1/14	501,875
180,000	BB	Las Vegas Sands Corp., Company Guaranteed Notes, 6.375% due 2/15/15	158,400
		Majestic Star Casino LLC/ Majestic Star Casino Capital Corp.:
505,000	B+	Company Guaranteed Notes, 9.500% due 10/15/10	446,925
190,000	CCC	Senior Unsecured Notes, 9.750% due 1/15/11	109,250
525,000	B+	Mandalay Resort Group, Senior Subordinated Debts Notes, 7.625% due 7/15/13	497,438
		MGM Mirage:
		Company Guaranteed Notes:
135,000	B+	8.375% due 2/1/11	136,350
50,000	BB	7.500% due 6/1/16	46,750
		Mohegan Tribal Gaming Authority:
		Senior Subordinated Notes:
130,000	B	8.000% due 4/1/12	126,750
180,000	B	7.125% due 8/15/14	154,800
535,000	B	MTR Gaming Group Inc., Company Guaranteed Notes, 9.750% due 4/1/10	521,625
465,000	B+	OED Corp., Company Guaranteed Notes, 8.750% due 4/15/12	448,725
750,000	B−	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	716,250
490,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	503,475
250,000	CCC	Sbarro Inc., Senior Unsecured Notes, 10.375% due 2/1/15 (c)	206,250
320,000	B	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.375% due 6/15/15 (a)	286,400
		Station Casinos Inc.:
15,000	B−	Senior Subordinated Notes, 6.625% due 3/15/18	9,263
185,000	B	Senior Unsecured Notes, 7.750% due 8/15/16	154,938
560,000	B	Trump Entertainment Resorts Inc., Senior Secured Notes, 8.500% due 6/1/15	392,000
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14	29,100
650,000	BBB−	Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 6.625% due 12/1/14	627,250

		Total Hotels, Restaurants & Leisure	7,446,989

Household Durables — 1.4%

20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	19,850
230,000	B	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	221,950
715,000	B−	Jarden Corp., Company Guaranteed Notes, 7.500% due 5/1/17	630,094
205,000	B−	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 6.250% due 1/15/16	140,425
250,000	B+	Libbey Glass Inc., Senior Secured Notes, 11.913% due 6/1/11	251,875
200,000	B−	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	197,000
415,000	B−	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 9.750% due 9/1/12	363,125

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Household Durables — 1.4% — (continued)

$50,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield, 10.000% due 12/15/14	$33,625

		Total Household Durables	1,857,944

Independent Power Producers & Energy Traders — 2.3%
		Mirant North America LLC:
880,000	B−	Senior Notes, 7.375% due 12/31/13	887,700
165,000	B−	Senior Unsecured Notes, 8.300% due 5/1/11	166,856
1,310,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16	1,265,788
680,000	B	Orion Power Holdings Inc., 12.000% due 5/1/10	741,200

		Total Independent Power Producers & Energy Traders	3,061,544

Insurance — 0.2%

295,000	CCC+	HUB International Holdings Inc., Senior Notes, 9.000% due 12/15/14 (a)	234,525

Internet Software & Services — 0.3%

405,000	NR	Terremark Worldwide Inc., Senior Notes, 6.625% due 6/15/13	344,250

IT Services — 0.1%

130,000	CCC+	Ceridian Corp., Senior Unsecured Notes, 12.250% due 11/15/15 (b)	105,625

Leisure Equipment & Products — 0.2%

450,000	CCC−	Six Flags Inc., Senior Notes, 9.750% due 4/15/13 (c)	285,750

Machinery — 0.3%

100,000	B+	Terex Corp., Company Guaranteed Notes, 7.375% due 1/15/14	99,750
375,000	CCC−	Thermadyne Holdings Corp., Company Guaranteed Notes, 10.500% due 2/1/14	324,375

		Total Machinery	424,125

Media — 4.2%
		Affinion Group Inc.:
20,000	B−	Company Guaranteed Notes, 11.500% due 10/15/15	18,500
250,000	B−	Senior Notes, 10.125% due 10/15/13	246,250
460,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, step bond to yield, 7.476% due 8/15/14 (e)	338,100
629	CCC+	CanWest Media Inc., Senior Notes, 8.000% due 9/15/12 (d)	594
		CCH I Holdings LLC:
45,000	CCC	Company Guaranteed Notes, step bond to yield, 12.125% due 1/15/15	23,175
130,000	CCC	Senior Discount Notes, step bond to yield, 11.750% due 5/15/14 (c)	66,950
1,902,000	CCC	Senior Secured Notes, 11.000% due 10/1/15 (c)	1,331,400
		CCH II LLC/CCH II Capital Corp.:
23,000	CCC (h)	Company Guaranteed Notes, 10.250% due 10/1/13	20,298
95,000	CCC	Senior Unsecured Notes, 10.250% due 9/15/10	87,400
555,000	CCC	CCO Holdings LLC/ Capital Corp., 8.750% due 11/15/13	489,788
		Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield:
240,000	CCC	11.750% due 5/15/11	150,000
100,000	CCC	12.125% due 1/15/12	57,500
355,000	CCC+	Cinemark Inc., Discount Notes, step bond to yield, 9.750% due 3/15/14	324,825
135,000	CCC	CMP Susquehanna Corp., Company Guaranteed Notes, 9.875% due 5/15/14	89,944
510,000	B+	CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	509,363
240,000	BB−	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	248,400
595,000	B+	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	354,025
425,000	B−	Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13	374,000
275,000	NR	Sinclair Broadcast Group Inc., 6.000% due 9/15/12	247,156
220,000	CCC	Sirius Satellite Radio Inc., Senior Unsecured Notes, 9.625% due 8/1/13	182,600
60,000	B	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	57,900
		TL Acquisitions Inc.:
270,000	CCC+	Senior Notes, 10.500% due 1/15/15	237,600
110,000	CCC+	Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15	80,300

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Media — 4.2% — (continued)
		XM Satellite Radio Inc.:
$85,000	CCC	Company Guaranteed Notes, 7.991% due 5/1/13 (e)	$73,100
5,000	CCC	Senior Notes, 9.750% due 5/1/14	4,588

		Total Media	5,613,756

Metals & Mining — 4.2%

575,000	BB−	AK Steel Corp., Company Guaranteed Notes, 7.750% due 6/15/12	582,188
290,000	BB−	Arch Western Finance LLC, Senior Secured Notes, 6.750% due 7/1/13	287,100
120,000	B	Foundation PA Coal Co., Senior Unsecured Notes, 7.250% due 8/1/14	119,400
2,060,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	2,188,750
90,000	CCC	Metals USA Holdings Corp., Senior Unsecured Notes, 10.729% due 7/1/12 (b)	67,050
380,000	CCC+	Metals USA Inc., Company Guaranteed Notes, 11.125% due 12/1/15	377,150
1,065,000	CCC+	Noranda Aluminium Acquisition Corp., Senior Unsecured Notes, 13.022% due 5/15/15 (a)(b)(e)	825,375
80,000	CCC+	Noranda Aluminium Holding Corp., Senior Notes, 12.088% due 11/15/14 (b)(e)	57,200
450,000	B+	Ryerson Inc., Secured Notes, 12.000% due 11/1/15	425,250
155,000	BB+	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	157,713
345,000	B−	Tube City IMS Corp., Company Guaranteed Notes, 9.750% due 2/1/15	306,188
235,000	NR	WCI Steel Acquisition Inc., Senior Notes, 8.000% due 5/1/16	232,063

		Total Metals & Mining	5,625,427

Multiline Retail — 1.3%

385,000	CCC+	Bon-Ton Stores Inc., Company Guaranteed Notes, 10.250% due 3/15/14 (c)	259,875
580,000	B−	Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	530,700
370,000	CCC+	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	307,100
		Michaels Stores Inc.:
		Company Guaranteed Notes:
125,000	CCC	10.000% due 11/1/14 (c)	109,844
100,000	CCC	11.375% due 11/1/16 (c)	83,250
		Neiman Marcus Group Inc.:
455,000	B	Company Guaranteed Notes, 10.375% due 10/15/15 (c)	455,569
30,000	BB+	Debentures Notes, 7.125% due 6/1/28	26,100

		Total Multiline Retail	1,772,438

Oil, Gas & Consumable Fuels — 9.7%
		Allis-Chalmers Energy Inc.:
		Company Guaranteed Notes:
320,000	B	9.000% due 1/15/14	294,400
235,000	B	8.500% due 3/1/17	206,800
735,000	B	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	738,675
355,000	NR	Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	347,900
245,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 6.250% due 1/15/18	235,200
500,000	BB−	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	505,000
235,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	227,069
825,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.875% due 3/1/12	771,375
75,000	B+	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16 (d)	76,875
		El Paso Corp.:
500,000	BB−	Medium-Term Notes, 8.050% due 10/15/30	531,543
350,000	BB−	Senior Unsecured Notes, 7.800% due 8/1/31	362,781
535,000	B−	Energy Partners Ltd., Company Guaranteed Notes, 9.750% due 4/15/14	450,738
190,000	BB	Enterprise Products Operating LP, 7.475% due 8/1/66 (e)	186,843
420,000	B−	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	406,350
335,000	B	Forbes Energy Services, Senior Secured Notes, 11.000% due 2/15/15	329,975
220,000	B+	Helix Energy Solutions Group Inc., Senior Unsecured Notes, 9.500% due 1/15/16 (a)	221,100
755,000	B−	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	717,250
165,000	B	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/1/14 (a)	165,825

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 9.7% — (continued)
		Mariner Energy Inc.:
		Senior Notes:
$90,000	B	7.500% due 4/15/13	$87,075
280,000	B	8.000% due 5/15/17	270,200
360,000	B−	North American Energy Partners Inc., 8.750% due 12/1/11	356,400
645,000	B−	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14 (a)	638,550
710,000	B	Petrohawk Energy Corp., Company Guaranteed Notes, 9.125% due 7/15/13	727,750
710,000	B−	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	720,650
325,000	B+	Range Resources Corp., Company Guaranteed Notes, 7.500% due 5/15/16	337,188
310,000	B1(f)	SemGroup L.P., Senior Notes, 8.750% due 11/15/15	289,850
590,000	BB+	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	610,650
350,000	B−	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	350,000
445,000	B	United Refining Co., Company Guaranteed Notes, 10.500% due 8/15/12	448,338
80,000	B−	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14	75,200
440,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	440,000
		Williams Cos. Inc.:
160,000	BB+	Debentures, 7.500% due 1/15/31	170,400
451,000	BB+	Notes, 8.750% due 3/15/32	533,308

		Total Oil, Gas & Consumable Fuels	12,831,258

Paper & Forest Products — 1.5%

250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	238,750
		Domtar Corp.:
		Company Guaranteed Notes:
520,000	B+	7.125% due 8/15/15	491,400
185,000	B+	9.500% due 8/1/16	187,775
545,000	B	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	474,150
110,000	B−	NCO Group Inc., Company Guaranteed Notes, 8.055% due 11/15/13 (e)	98,450
		Newpage Corp.:
30,000	B−	Secured Notes, 10.000% due 5/1/12	30,225
535,000	B−	Senior Secured Notes, 9.691% due 5/1/12 (e)	526,975

		Total Paper & Forest Products	2,047,725

Pharmaceuticals — 0.9%

500,000	B−	Angiotech Pharmaceuticals Inc., Company Guaranteed Notes, 8.874% due 12/1/13	397,500
585,000	D	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (g)	119,925
170,000	B+	NBTY Inc., Company Guaranteed Notes, 7.125% due 10/1/15	162,350
535,000	B+	Omnicare Inc., Company Guaranteed Notes, 6.750% due 12/15/13	478,825

		Total Pharmaceuticals	1,158,600

Real Estate Investment Trusts (REITs) — 0.8%

95,000	B−	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, 9.500% due 10/1/15	48,925
		Forest City Enterprises Inc.:
90,000	BB−	Notes, 7.625% due 6/1/15	85,050
270,000	BB−	Senior Notes, 6.500% due 2/1/17	240,300
200,000	BB	Host Hotels & Resorts Inc., Senior Notes, 2.625% due 4/15/27 (a)	169,000
		Realogy Corp.:
210,000	CCC+	Senior Notes, 10.500% due 4/15/14 (c)	150,150
290,000	CCC+	Senior Subordinated Notes, 12.375% due 4/15/15 (c)	155,150
		Ventas Realty LP/Ventas Capital Corp.:
		Company Guaranteed Notes:
7,000	BBB−	8.750% due 5/1/09	7,193
183,000	BBB−	9.000% due 5/1/12	196,725

		Total Real Estate Investment Trusts (REITs)	1,052,493

Road & Rail — 0.8%

50,000	BB−	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	46,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Road & Rail — 0.8% — (continued)

$630,000	B2(f)	Kansas City Southern de Mexico SA de CV, Senior Note, 9.375% due 5/1/12	$658,350
300,000	B	Kansas City Southern Railway, Company Guaranteed Notes, 7.500% due 6/15/09	304,500

		Total Road & Rail	1,008,850

Semiconductors & Semiconductor Equipment — 0.3%

235,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	160,975
220,000	B−	Freescale Semiconductor Inc., Senior Unsecured Notes, 8.875% due 12/15/14	180,400

		Total Semiconductors & Semiconductor Equipment	341,375

Software — 0.3%

520,000	B−	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15	451,750

Specialty Retail — 0.7%

115,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (c)	93,725
180,000	B−	Payless Shoesource Inc., Company Guaranteed Notes, 8.250% due 8/1/13	164,700
290,000	BB−	Rite Aid Corp., Secured Notes, 7.500% due 3/1/17	255,200
440,000	B	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	429,000

		Total Specialty Retail	942,625

Textiles, Apparel & Luxury Goods — 0.4%

84,000	B	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	81,060
390,000	B−	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	372,450
165,000	CCC+	Rafaella Apparel Group Inc., Secured Notes, 11.250% due 6/15/11	124,575

		Total Textiles, Apparel & Luxury Goods	578,085

Tobacco — 0.2%
		Alliance One International Inc.:
		Company Guaranteed Notes:
180,000	B	8.500% due 5/15/12	169,200
40,000	B	11.000% due 5/15/12	40,800

		Total Tobacco	210,000

Trading Companies & Distributors — 0.6%

245,000	B	Ashtead Capital Inc., Senior Secured Notes, 9.000% due 8/15/16	203,350
360,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	300,600
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	249,795

		Total Trading Companies & Distributors	753,745

Transportation Infrastructure — 0.2%
		Saint Acquisition Corp.:
		Secured Notes:
470,000	B−	22.498% due 5/15/15 (e)	206,800
125,000	B−	12.500% due 5/15/17	56,250

		Total Transportation Infrastructure	263,050

Wireless Equipment — 0.2%

250,000	BB+	American Tower Corp., Senior Notes, 7.000% due 10/15/17	250,625

Wireless Telecommunication Services — 4.0%

160,000	B−	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (b)	136,800
870,000	CCC+	Centennial Communication Corp., Senior Notes, 10.000% due 1/1/13	843,900
1,010,000	CCC	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/1/14	903,950
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	270,563
		iPCS Inc.:
230,000	CCC	Secured Notes, 7.909% due 5/1/14 (b)(e)	187,450
80,000	B−	Senior Unsecured Notes, 7.523% due 5/1/13 (e)	64,400

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

Wireless Telecommunication Services — 4.0% — (continued)

$45,000	CCC	MetroPCS Wireless Inc., Senior Unsecured Notes, 9.250% due 11/1/14	$39,825
500,000	B+	Millicom International Cellular SA, Senior Notes, 10.000% due 12/1/13	536,250
		Rural Cellular Corp.:
70,000	CCC	Senior Notes, 9.875% due 2/1/10	72,275
90,000	CCC	Senior Subordinated Notes, 8.123% due 6/1/13 (e)	91,350
1,415,000	CCC	Suncom Wireless Inc., 8.500% due 6/1/13	1,478,675
		Windstream Corp.:
		Company Guaranteed Notes:
250,000	BB−	8.125% due 8/1/13	250,625
435,000	BB−	8.625% due 8/1/16	444,788

		Total Wireless Telecommunication Services	5,320,851

		TOTAL CORPORATE BONDS & NOTES (Cost — $124,860,092)	116,784,482

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%

268,027	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 15.184% due 9/25/26 (e)	134,014
72,424	NR	Ocwen Residential MBS Corp., Series 1998-R1, Class B4, 7.000% due 10/25/40 (i)	4,345

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $206,289)	138,359

Shares

COMMON STOCK — 0.0%

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%

289		Adelphia Recovery Trust (Cost — $26)*	19

PREFERRED STOCKS — 1.6%

FINANCIALS — 0.8%
Commercial Banks — 0.3%

330		Bank of America Corp., 7.250%	353,100

Diversified Financial Services — 0.3%

6,700		Federal Home Loan Mortgage Corp. (FHLMC), 8.120%	172,525
11,825		Federal National Mortgage Association (FNMA), 8.250%	303,784

		Total Diversified Financial Services	476,309

Real Estate Investment Trusts (REITs) — 0.2%

12,700		FelCor Lodging Trust Inc., 8.000%	255,270

		TOTAL FINANCIALS	1,084,679

INFORMATION TECHNOLOGY — 0.5%

Networking Products — 0.5%

910		Lucent Technologies Capital Trust I, 7.750%	696,150

TELECOMMUNICATION SERVICES — 0.3%

Wireless Equipment — 0.3%

5,900		Crown Castle International Corp., 6.250%	331,875

		TOTAL PREFERRED STOCKS (Cost — $2,303,255)	2,112,704

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $127,369,662)	119,035,564

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (j) — 12.4%

MONEY MARKET FUND — 4.9%
6,557,786	BBH Securities Lending Trust
	(Cost — $6,557,786) (k)	$6,557,786

TIME DEPOSITS — 7.5%

$3,601,769	Bank of America — London, 2.540% due 3/3/08	3,601,769
6,354,693	Wells Fargo — Grand Cayman, 2.540% due 3/3/08	6,354,693

	TOTAL TIME DEPOSITS (Cost — $9,956,462)	9,956,462

	TOTAL SHORT-TERM INVESTMENTS (Cost — $16,514,248)	16,514,248

	TOTAL INVESTMENTS — 102.1% (Cost — $143,883,910#)	135,549,812
	Liabilities in Excess of Other Assets — (2.1%)	(2,767,293)

	TOTAL NET ASSETS — 100.0%	$132,782,519

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
*	Non-income producing securities.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Illiquid security.
(e)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2008.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Security is currently in default.
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of each portfolio holdings would be 7.5%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 100 and 101 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 56.3%

Belgium — 0.3%

$400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08 (a)	$653,559

Canada — 2.3%

3,800,000	CAD	Canada Housing Trust, 4.550% due 12/15/12 (a)(b)	4,041,025
300,000	CAD	Province of Ontario Canada, 6.200% due 6/2/31 (a)	369,704

		Total Canada	4,410,729

France — 11.3%
		Government of France:
1,000,000	EUR	3.000% due 7/12/08 (a)	1,513,002
1,800,000	EUR	4.000% due 10/25/14 (a)	2,790,544
100,000	EUR	4.750% due 4/25/35 (a)	156,117
1,900,000	EUR	5.500% due 4/25/29 (a)	3,262,292
6,500,000	EUR	6.500% due 4/25/11 (a)	10,788,460
1,800,000	EUR	Series A, 4.000% due 4/25/14 (a)	2,794,728

		Total France	21,305,143

Germany — 16.1%
		Bundesrepublik Deutschland:
3,900,000	EUR	4.250% due 1/4/14-7/4/14 (a)	6,160,776
600,000	EUR	4.750% due 7/4/34 (a)	950,346
4,400,000	EUR	5.000% due 7/4/12 (a)	7,110,980
1,000,000	EUR	5.500% due 1/4/31 (a)	1,739,727
3,700,000	EUR	5.625% due 1/4/28 (a)	6,492,326
4,300,000	EUR	6.250% due 1/4/24-1/4/30 (a)	8,034,325

		Total Germany	30,488,480

Greece — 3.2%

3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	6,024,848

Italy — 0.9%

1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09 (a)	1,611,050

Japan — 9.7%

220,000,000	JPY	Japan-66, 1.100% due 9/20/12 (a)	2,140,603
		Japan Government:
470,000,000	JPY	2.300% due 6/20/35 (a)	4,548,808
80,000,000	JPY	2.400% due 3/20/34 (a)	791,929
1,070,000,000	JPY	2.500% due 9/20/35-9/20/37 (a)	10,763,305

		Total Japan	18,244,645

Netherlands — 3.4%
		Netherlands Government:
200,000	EUR	3.750% due 7/15/14 (a)	306,768
4,000,000	EUR	5.250% due 7/15/08 (a)	6,100,475

		Total Netherlands	6,407,243

Poland — 1.4%

6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	2,704,422

Portugal — 3.2%

4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	6,056,990

Spain — 4.5%

5,600,000	EUR	Spanish Government, 3.600% due 1/31/09 (a)	8,498,117

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

United Kingdom — 0.0%

$30,000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15 (a)	$60,909

		TOTAL SOVEREIGN BONDS (Cost — $94,852,144)	106,466,135

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%

42,335,000		JLOC Ltd., Series 36A, Class A1, 1.156% due 2/16/16 (a)(b)	404,299
45,084		ACE Securities Corp., Series 2006-HE1, Class A2A, 3.215% due 2/25/36 (a)	44,940
41,861		Argent Securities Inc., Series 2006-W4, Class A-2A, 3.195% due 5/25/36 (a)	41,733
5,385		Asset Backed Securities Corp. Home Equity, Series 06-HE3, Class A3, 3.195% due 3/25/36 (a)	5,368
320,982		Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34 (a)	313,896
		Bear Stearns Adjustable Rate Mortgage Trust:
39,654		Series 2003-7, Class 6A, 4.652% due 10/25/33 (a)	39,697
133,627		Series 2004-2, Class 22A, 4.431% due 5/25/34 (a)	132,046
53,803		Series 2004-2, Class 23A, 4.641% due 5/25/34 (a)	52,704
664,937		Series 2005-2, Class A1, 4.125% due 3/25/35 (a)	664,568
297,780		Series 2005-2, Class A2, 4.125% due 3/25/35 (a)	295,652
456,146		Series 2005-5, Class A1, 4.550% due 8/25/35 (a)	451,898
418,955		Series 2005-5, Class A2, 4.550% due 8/25/35 (a)	412,949
		Bear Stearns Alt-A Trust:
55,882		Series 2005-7, Class 22A1, 5.711% due 9/1/35 (a)	50,432
674,280		Series 2006-6, Class 32A1, 5.808% due 11/25/36 (a)	557,518
276,898		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.681% due 1/26/36 (a)	269,199
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 3.361% due 2/5/19 (a)(b)	845,891
552,702		Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 3.324% due 3/20/46 (a)	450,818
		Countrywide Asset-Backed Certificates:
388,256		Series 2005-15, Class A, 3.245% due 10/25/46 (a)	379,283
341,674		Series 2006-17, Class 2A1, 3.185% due 3/25/47 (a)	336,008
		Countrywide Home Loan Mortgage Pass Through Trust:
27,586		Series 2004-12, Class 11A1, 6.141% due 8/25/34 (a)	27,230
93,879		Series 2005-11, Class 3A1, 6.071% due 4/25/35 (a)(c)	90,915
419,863		Series 2005-2, Class 1A1, 3.455% due 3/25/35 (a)(c)	370,910
54,041		Series 2005-3, Class 2A1, 3.425% due 4/25/35 (a)(c)	50,739
351,635		Series 2005-9, Class 1A3, 3.365% due 5/25/35 (a)(c)	321,518
219,618		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36 (a)	209,235
134,759		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.115% due 8/25/33 (a)	135,249
73,174		CSAB Mortgage Backed Trust, 2006-1, Class A1A, 3.235% due 6/25/36 (a)	72,404
		Federal Home Loan Mortgage Corp., (FHLMC):
717,855		Series 3174, Class FM, 3.361% due 5/15/36 (a)	709,891
139,798		Structured Pass Through Securities Series T-35, Class A, 3.415% due 9/25/31 (a)(c)	139,741
198,609		Structured Pass Through Securities, Series T-62, Class 1A1, 5.862% due 10/25/44 (a)(c)	201,663
16,815		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1, Class 2A1, 3.225% due 1/25/36 (a)	16,756
		First Horizon Asset Securities Inc.:
15,062		Series 2003-AR2, Class 2A1, 4.733% due 7/25/33 (a)	15,040
61,784		Series 2003-AR4, Class 2A1, 4.395% due 12/25/33 (a)	61,799
199,354		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34 (a)	202,824
		Government National Mortgage Association (GNMA):
616,516		Series 2004-68, Class ZC, 6.000% due 8/20/34 (a)	626,995
4,183,144		Series 2007-2, Class PA, 5.500% due 6/20/35 (a)	4,333,558
48,609		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.513% due 3/25/33 (a)	48,310
109,615		Harborview Mortgage Loan Trust, Series 2003-1, Class A, 5.000% due 5/19/33 (a)	109,551
308,331		Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 3.185% due 11/25/36 (a)	305,534
		JP Morgan Mortgage Trust:
67,210		Series 2001-A1, Class 6T1, 5.023% due 2/1/35 (a)	66,531
62,650		Series 2003-A2, Class 3A1, 4.391% due 11/25/33 (a)	62,546
		Lehman XS Trust:
232,377		Series 2006-12N, Class A1A1, 3.215% due 8/25/46 (a)	229,693

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5% — (continued)

$229,762		Series 2006-GP1, Class A1, 3.225% due 5/25/46 (a)	$226,081
44,838		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.415% due 10/25/34 (a)(c)	39,422
		Merrill Lynch Mortgage Investors Inc.:
57,383		Series 2003-A2, Class 1A1, 6.781% due 2/25/33 (a)	57,449
301,938		Series 2005-2, Class 1A, 4.250% due 10/25/35 (a)	295,958
700,000		Permanent Financing PLC, Series 4, Class 5A2, 6.785% due 6/10/42 (a)	1,351,921
632,254		Residential Accredit Loans Inc. Series 2006-Q03, Class A1, 3.345% due 4/25/46 (a)	546,104
59,983		Residential Asset Securities Corp. Series 2006-EM X3, Class A1, 3.195% due 4/25/36 (a)	59,397
301,908		Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 3.185% due 10/25/36 (a)	294,308
		Structured Adjustable Rate Mortgage Loan Trust:
45,130		Series 2004-1, Class 4A1, 4.180% due 2/25/34 (a)	45,121
85,112		Series 2004-4, Class 3A2, 4.590% due 4/25/34 (a)	85,353
		Structured Asset Mortgage Investments Inc.:
186,673		Series 2005-AR2, Class 2A1, 3.365% due 5/25/45 (a)(c)	171,685
207,188		Series 2005-AR8, Class A1A, 3.415% due 2/25/36 (a)	188,433
718,220		Series 2006-AR3, Class 12A1, 3.355% due 5/25/36 (a)	617,613
692,823		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 3.255% due 9/25/46 (a)	664,931
		Wachovia Bank Commercial Mortgage Trust:
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48 (a)	481,194
617,546		Series 2006-WL7A, Class A1, 3.211% due 9/15/21 (a)(b)	591,598
		Washington Mutual Inc.:
11,805		Series 2001-7, Class A, 5.984% due 5/25/41 (a)(c)	11,740
4,793		Series 2002-AR9, Class 1A, 5.922% due 8/25/42 (a)(c)	4,529
186,723		Series 2005-AR13, Class A1A1, 3.425% due 10/25/45 (a)	170,816
312,614		Series 2006-AR13, Class 2A, 5.670% due 10/25/46 (a)	305,109
432,556		Series 2006-AR3, Class A1A, 5.662% due 2/25/46 (a)	405,916
188,533		Series 2006-AR4, Class 2A1A, 5.572% due 5/25/46 (a)	176,349
		Wells Fargo Mortgage Backed Securities Trust:
632,465		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36 (a)	635,182
197,943		Series 2006-AR8, Class 1A1, 5.609% due 4/25/36 (a)	196,957

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $22,252,836)	21,780,697

CORPORATE BONDS & NOTES — 23.5%

Australia — 0.2%

500,000		National Australia Bank, Subordinated Notes, 5.131% due 6/19/17 (a)	467,718

Bermuda — 0.2%

400,000		Intelsat Ltd., Senior Notes, 5.250% due 11/1/08 (a)	405,000

Canada — 0.2%

200,000	CAD	HSBC Financial Corp Ltd., Company Guaranteed Notes, 4.200% due 5/3/12 (a)	204,923
200,000	CAD	Province of Quebec Canada, 5.750% due 12/1/36 (a)	231,797

		Total Canada	436,720

Cayman Island — 1.5%

500,000	EUR	Hutchison Whampoa Finance Ltd., 5.875% due 7/8/13 (a)	769,652
1,000,000		Mizuho Finance, 8.375% due 12/31/49 (a)	1,020,392
		MUFG Capital Finance:
900,000		1 Ltd., 6.346% due 12/31/49 (a)	782,334
200,000	EUR	2 Ltd., 4.850% due 12/31/49 (a)	245,581

		Total Cayman Island	2,817,959

Denmark — 1.6%

2,400,000	DKK	Nykredit A/S, 4.000% due 1/1/10 (a)	488,925
1,100,000	DKK	Realkredit Danmark, 4.000% due 1/1/10 (a)	224,343

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

Denmark — 1.6% — (continued)

$11,971,006	DKK	Realkredit Danmark A/S, 5.000% due 10/1/38 (a)(c)	$2,350,287

		Total Denmark	3,063,555

France — 0.5%

300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 6.117% due 12/31/49 (a)	412,593
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13 (a)	502,765

		Total France	915,358

Germany — 0.1%

100,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.250% due 6/15/30 (a)	122,390

Greece — 0.3%

370,000	EUR	Public Power Corp. Notes,, 4.500% due 3/12/09 (a)	563,484

Iceland — 0.1%

200,000		Landsbanki Islands HF, 3.793% due 8/25/09 (a)(b)	193,903

Italy — 0.6%

720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12 (a)	1,112,908

Japan — 1.3%

200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15 (a)	290,914
400,000		Resona Bank Ltd., 5.850% due 12/31/49 (a)(b)	348,185
		Sumitomo Mitsui:
100,000,000	JPY	1.483% due 12/31/49 (a)	949,915
100,000,000	JPY	1.654% due 12/31/49 (a)	963,035

		Total Japan	2,552,049

Luxembourg — 0.5%

100,000		VTB Capital SA, Senior Notes, 3.839% due 8/1/08 (a)	99,224
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 12/31/49 (a)(c)	781,520

		Total Luxembourg	880,744

Netherlands — 0.4%

700,000		Rabobank Nederland, Senior Notes, 4.278% due 1/15/09 (a)(b)	700,068

Spain — 2.3%

2,000,000	EUR	Banco Bilbao Vizcaya Arg, 3.750% due 11/23/11 (a)	3,016,773
1,400,000		Santander Perpetual SA Unipersonal, 6.671% due 12/31/49 (a)(b)	1,411,386

		Total Spain	4,428,159

Switzerland — 0.5%

900,000		UBS AG Stamford Branch, 5.875% due 12/20/17 (a)	953,952

United Kingdom — 1.8%

100,000		Tate & Lyle International Finance PLC, 5.000% due 11/15/14 (a)(b)	97,196
		Barclays Bank PLC:
1,400,000		Senior Unsubordinated Notes, 5.450% due 9/12/12 (a)	1,485,905
200,000		Subordinated Notes, 6.050% due 12/4/17 (a)(b)	205,519
200,000		HBOS PLC, 5.920% due 12/31/49 (a)(b)	170,580
1,000,000		Royal Bank of Scotland Group PLC, Notes, 3.944% due 7/21/08 (a)(b)(c)	1,000,819
100,000		XL Capital Europe PLC, 6.500% due 1/15/12 (a)	101,693
300,000	CAD	National Grid PLC, Medium-Term Note, 4.980% due 6/22/11 (d)	307,000

		Total United Kingdom	3,368,712

United States — 11.4%

900,000	EUR	Bank of America Corp., Subordinated Notes, 4.750% due 5/23/17 (a)	1,295,291
1,900,000		Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 5.950% due 2/15/18 (a)	1,920,492

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

United States — 11.4% — (continued)

$1,000,000		Macy’s Retail Holdings Inc. Company Guaranteed Notes, 5.900% due 12/1/16 (a)	$916,321
200,000		Sealed Air Corp., 6.950% due 5/15/09 (a)(b)	206,719
100,000		DaimlerChrysler NA Holding Corp., Company Guaranteed Notes, 5.750% due 9/8/11 (a)	103,990
200,000		DR Horton Inc., 4.875% due 1/15/10 (a)	185,500
400,000		Mandalay Resort Group, Senior Unsecured Notes, 6.500% due 7/31/09 (a)	400,000
100,000		HJ Heinz Finance Co., 6.000% due 3/15/12 (a)	105,600
500,000		Wal-Mart Stores Inc., 4.891% due 6/16/08 (a)(c)	500,268
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13 (a)(b)	844,588
100,000		Ace INA Holdings Inc., 5.875% due 6/15/14 (a)	103,259
500,000		American Express Medium-Term Note, 3.241% due 4/6/09 (a)	491,226
900,000		Bank of America Corp., Senior Unsecured Notes, 5.750% due 12/1/17 (a)	921,434
700,000		Bear Stearns Cos. Inc., Notes, 6.950% due 8/10/12 (a)	712,758
100,000		Capital One Financial Corp., Medium-Term Note, 5.700% due 9/15/11 (a)	98,638
200,000		CNA Financial Corp., 6.000% due 8/15/11 (a)	206,443
400,000		El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (a)(d)	416,929
500,000		General Electric Capital Corp., Notes, 5.031% due 3/16/09 (a)	499,437
900,000		Genworth Global Funding Trusts, 5.051% due 2/10/09 (a)	892,464
		GMAC LLC:
200,000		Notes, 6.034% due 9/23/08 (a)	192,047
200,000		Notes, 6.750% due 12/1/14 (a)	150,830
100,000		Notes, 7.000% due 2/1/12 (a)	80,735
		Goldman Sachs Group Inc.:
200,000		Senior Unsecured, 5.334% due 3/22/16 (a)	184,313
1,000,000	EUR	Senior Unsecured Notes, 5.375% due 2/15/13 (a)	1,514,793
200,000		Subordinated Notes, 6.750% due 10/1/37 (a)	187,297
300,000		HSBC Finance Corp., Medium-Term Note, 5.121% due 9/15/08 (a)	297,843
300,000		IBJ Preferred Capital Co., 8.790% due 12/31/49 (a)(b)(c)	303,173
300,000		iStar Financial Inc., 5.150% due 3/1/12 (a)	250,782
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/1/17 (a)	1,558,454
300,000		JPMorgan Chase Capital XX, 6.550% due 9/29/36 (a)	270,313
200,000		Mizuho JGB Investment LLC, 9.870% due 12/31/49 (a)(b)(c)	202,124
900,000		Morgan Stanley, 3.206% due 2/9/09 (a)	893,887
800,000		Popular North America Inc., Medium-Term Note, Series F, 5.046% due 4/6/09 (a)	779,415
500,000		US BanCorp., Notes, 3.155% due 4/28/09 (a)	497,049
1,000,000		Wachovia Bank NA Senior Unsecured Notes, 4.924% due 3/23/09 (a)	998,945
200,000		Ryder System Inc., Medium-Term Note, 3.500% due 3/15/09 (a)	200,811
100,000		Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class 4A4, 4.138% due 7/25/34 (a)	99,579
39,894		WaMu Mortgage Pass Through Certificates, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	39,832
		AT&T Inc.:
300,000		6.500% due 9/1/37 (a)	304,513
1,500,000		Senior Unsecured Notes, 6.300% due 1/15/38 (a)	1,482,743
200,000		Centerpoint Energy Inc., 5.875% due 6/1/08 (a)	200,561

		Total United States	21,511,396

		TOTAL CORPORATE BONDS & NOTES (Cost — $42,952,331)	44,494,075

MORTGAGE-BACKED SECURITIES — 23.7%

FHLMC — 1.0%
		Federal Home Loan Mortgage Corp., (FHLMC):
218,128		4.000% due 6/15/22 (a)	218,340
632,670		4.500% due 2/15/20 (a)	639,261
1,000,000		Gold, 5.500% due 3/1/38 (e)	1,005,781

		TOTAL FHLMC	1,863,382

FNMA — 22.7%

		Federal National Mortgage Association (FNMA):
149,894		3.235% due 1/25/21 (a)	149,508

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

FNMA — 22.7% — (continued)

$548,264		4.196% due 11/1/34 (a)	$553,699
20,760,452		5.500% due 5/1/34-10/1/37 (a)	20,907,420
12,072,228		6.000% due 4/1/36-7/25/44 (a)	12,347,096
902,586		6.500% due 11/1/36-7/1/37 (a)	936,003
8,000,000		TBA, 5.500% due 4/1/38 (a)(e)	8,045,311

		TOTAL FNMA	42,939,037

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $42,600,467)	44,802,419

MUNICIPAL BONDS — 0.6%

United States — 0.6%

100,000		Tobacco Settlement Financing Corp./NJ, 5.00%, expires 6/1/41 (a)	80,695
200,000		Buckeye Ohio Tobacco Settlement, 5.88%, expires 6/1/47 (a)	181,788
100,000		Puerto Rico Sales Tax Financing Corp., 0.25%, expires 8/1/54 (a)(f)	6,069
900,000		State of California, 5.00%, expires 11/1/37 (a)	841,959

		TOTAL MUNICIPAL BONDS (Cost — $1,179,064)	1,110,511

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.3%

U.S. GOVERNMENT OBLIGATIONS — 1.3%
600,000		U.S. Treasury Bonds, 4.375% due 2/15/38 (a)	595,641
		U.S. Treasury Notes:
900,000		3.500% due 2/15/18 (a)	898,032
900,000		4.250% due 11/15/17 (a)	951,680

		TOTAL U.S. GOVERNMENT OBLIGATIONS	2,445,353

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $2,403,285)	2,445,353

U.S. TREASURY INFLATION PROTECTED SECURITY — 0.4%

624,906		U.S. Treasury Bonds, Inflation Indexed, 2.583% due 1/15/27 (a)(f) (Cost — $603,657)	689,154

Contracts

PURCHASED OPTIONS — 2.0%

Germany — 0.0%

54	EUR	Eurodollar Futures, Put @ $105.00, expires 5/23/08	820
106	EUR	Eurodollar Futures, Call @ $109.00, expires 5/23/08	3,187
20	EUR	Eurodollar Futures, Call @ $127.00, expires 5/23/08	914

		Total Germany	4,921

United Kingdom — 0.1%

8,000,000	GBP	Swaption, 3 Month LIBOR, Call @ $5.30, expires 3/14/08	90,148

United States — 1.9%

2,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.39, expires 7/8/10	86,943
2,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.39, expires 7/8/10	278,326
4,000,000		Fannie Mae TBA, Put @ $86.00, expires 4/7/08	156
1,000,000		Fannie Mae TBA, Put @ $86.00, expires 4/7/08	1
1,000,000		Fannie Mae TBA, Put @ $89.50, expires 4/7/08	2
3,000,000		Fannie Mae TBA, Put @ $91.00, expires 4/7/08	45
2,000,000		Fannie Mae TBA, Put @ $93.00, expires 4/7/08	16
14,000,000		Fannie Mae TBA, Put @ $95.00, expires 4/7/08	1,092
900,000		Fannie Mae TBA, Call @ $105.00, expires 4/7/08	60
1,000,000		Fannie Mae TBA, Call @ $106.00, expires 4/7/08	0
8,000,000		Fannie Mae TBA, Put @ $84.00, expires 5/6/08	33,432
6,500,000		Fannie Mae TBA, Call @ $105.00, expires 5/6/08	78

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Contracts		Security	Value

United States — 1.9% — (continued)

3,700,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	$120,262
8,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	279,528
47,800,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	613,838
20,700,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 8/3/09	469,623
17,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	572,057
1,500,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	59,866
5,800,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	231,483
18,100,000		Swaption, 3 Month LIBOR, Call @ $4.75, expires 9/26/08	722,387
10,000,000	EUR	Swaption, 6 Month EUR LIBOR, Call @ $4.00, expires 9/14/09	135,612
1,000,000		U.S Treasury Inflation Indexed, Put @ $85.50, expires 4/24/08	0
1,000,000		U.S Treasury Inflation Indexed, Put @ $94.00, expires 4/24/08	0
407		U.S Treasury Notes 10 Year Futures, Call @ $134.00, expires 5/23/08	6,360
31		U.S. Treasury Bonds Futures, Call @ $145.00, expires 5/23/08	484
28		U.S. Treasury Notes 10 Year Futures, Put @ $86.00, expires 5/23/08	438
15		U.S. Treasury Notes 10 Year Futures, Put @ $90.00, expires 5/23/08	234
469		U.S. Treasury Notes 5 Year Futures, Call @ $124.00, expires 5/23/08	14,656

		Total United States	3,626,979

		TOTAL PURCHASED OPTIONS (Cost — $1,466,594)	3,722,048

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $208,310,378)	225,510,392

Face
Amount †

SHORT-TERM INVESTMENTS — 4.1%

COMMERCIAL PAPER — 2.4%
4,600,000		UBS Finance Delaware LLC, due 3.074% due 4/1/08 (Cost — $4,587,859) (a)(f)	$4,587,859

TIME DEPOSITS — 1.3%

		BBH — Grand Cayman:
68,410	CAD	3.095% due 3/3/08	69,827
473,657	DKK	3.235% due 3/3/08	96,532
43,787	SEK	3.488% due 3/3/08	7,087
77,099	AUD	5.750% due 3/3/08	82,270
11,925	NZD	6.500% due 3/3/08	9,569
		Wachovia — London:
19,245,993	JPY	0.010% due 3/3/08	184,667
138,576	EUR	3.231% due 3/3/08	210,407
114,836	GBP	4.507% due 3/3/08	228,042
1,472,420		Wells Fargo — Grand Cayman, 2.540% due 3/3/08	1,472,420

		TOTAL TIME DEPOSITS (Cost — $2,360,821)	2,360,821

U.S. GOVERNMENT OBLIGATION — 0.4%

700,000		U.S. Treasury Bills, 2.168% due 4/17/08 (Cost — $698,025) (a)(f)(g)	698,025

		TOTAL SHORT-TERM INVESTMENTS (Cost — $7,646,705)	7,646,705

		TOTAL INVESTMENTS — 123.4% (Cost — $215,957,083#)	233,157,097
		Liabilities in Excess of Other Assets — (23.4%)	(44,145,524)

		TOTAL NET ASSETS — 100.0%	$189,011,573

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(d)	Illiquid security.
(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 100 and 101 for definitions of ratings.

Abbreviations used in this schedule:

EUR	—	Euro
LIBOR	—	London Interbank Offered Rate

Summary of Investments by Security Type* (unaudited)

Sovereign Bonds	45.7%
Mortgage-Backed Securities	19.2
Corporate Bonds & Notes	19.1
Collateralized Mortgage Obligations	9.3
Purchased Options	1.6
U.S. Government & Agency Obligations	1.0
Municipal Bonds	0.5
U.S. Treasury Inflation Protected Securities	0.3
Short-Term Investments	3.3

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom

2,000,000	GBP	Swaption, 6 Month LIBOR, Call	3/14/08	$4.85	$4,917
1,000,000	GBP	Swaption, 6 Month LIBOR, Call	6/18/08	4.75	69,594

		Total United Kingdom			74,511

United States

4,000,000		FNMA TBA 30 Year Call	5/1/08	5.50	39,272
3,200,000	EUR	Swaption, 3 Month EUR-LIBOR, Put	9/14/09	4.23	86,311
1,000,000		Swaption, 3 Month LIBOR, Call	3/4/08	5.25	61,292
1,300,000		Swaption, 3 Month LIBOR, Put	5/1/08	4.35	10,520
1,300,000		Swaption, 3 Month LIBOR, Call	5/1/08	5.35	12,490
600,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	37,714
2,500,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	157,140
7,600,000		Swaption, 3 Month LIBOR, Call	9/26/08	4.95	477,706
6,900,000		Swaption, 3 Month LIBOR, Put	7/6/09	4.90	353,190
20,800,000		Swaption, 3 Month LIBOR, Put	8/3/09	4.30	641,329
2,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	192,153
5,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	390,933
1,200,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	79,512
11		U.S. Treasury Notes, 10 Year Futures, Call	3/20/08	118.00	8,594
11		U.S. Treasury Notes, 10 Year Futures, Call	5/23/08	118.50	16,156

		Total United States			2,564,312

		TOTAL WRITTEN OPTIONS (Premiums received — $1,285,388)			$2,638,823

Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$8,000,000	5.000% due 3/01/38 (a)	$7,878,752
4,000,000	6.000% due 3/01/38 (a)	4,086,876
	U.S. Treasury Notes
7,700,000	5.125% due 5/15/16	8,675,736
3,700,000	4.625% due 11/15/16	4,034,735
29,350,000	4.500% due 11/15/15-5/15/17	31,713,089

	TOTAL OPEN SHORT SALES (Proceeds — $56,012,020)	$56,389,188

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 98.3%

Alabama — 0.9%

$1,000,000	Aaa (a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$965,830

Alaska — 1.0%

1,000,000	AA	Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,047,280

Arizona — 1.0%

1,000,000	Aaa (a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14 (b)	1,037,310

California — 10.2%

225,000	AA−	California Housing Finance Agency Revenue, Multifamily Housing, Series B, 3.650% due 2/1/31 (c)	225,000
		California State:
2,000,000	A+	GO, 5.000% due 3/1/24	1,925,400
1,000,000	A+	GO, Refunding, 5.000% due 2/1/33	944,220
1,100,000	AAA	Charter Oak, CA, GO, Unified School District Election 2000, Series B, FSA-Insured, Pre-refunded 7/1/13@100, 5.000% due 7/1/28 (d)	1,183,864
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,144,221
400,000	Aaa (a)	Irvine Ranch, California Water District Certificate Participation Dates-Cap Import Project, 2.900% due 8/1/16 (c)	400,000
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,052,040
1,000,000	A3 (a)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	907,660
2,865,000	AA	University of California, University Revenue, Series L, 5.000% due 5/15/20	2,956,451

		Total California	10,738,856

Colorado — 3.2%

1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,070,320
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,350,540

		Total Colorado	3,420,860

Connecticut — 0.1%

135,000	AA	Connecticut State Health & Educational Facility Authority Revenue, University of Connecticut Foundation, Series B, 3.900% due 7/1/37 (c)	135,000

District of Columbia — 1.1%

1,075,000	AAA	Metropolitan Washington, D.C., Airport Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18 (b)	1,111,195

Florida — 7.9%

1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,541,040
1,000,000	AAA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,035,220
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, Pre-refunded 7/01/10 @101, 5.250% due 7/1/20 (d)	1,062,180
1,315,000	AA	Miami-Dade County, FL, Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,378,751
1,000,000	A+	Miami-Dade County, Fl, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	971,190
1,075,000	AAA	Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,067,034
		Tampa, Florida Utility Tax & Special Revenue:
195,000	AAA	Series A, AMBAC-Insured — Prerefunded 10/1/12 @ 101, 5.250% due 10/1/19 (d)	212,170
1,055,000	AAA	Series A, AMBAC-Insured, 5.250% due 10/1/19	1,087,810

		Total Florida	8,355,395

Georgia — 2.0%

2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,064,820

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

Hawaii — 2.5%

$1,500,000	AAA	Hawaii State, GO, Series DI, FSA-Insured, 5.000% due 3/1/10	$1,564,290
		Maui County, HI, GO:
465,000	AA	Series A, Prerefunded 3/1/11 @100, 5.500% due 3/1/15 (d)	497,583
535,000	AA	Series A, 5.500% due 3/1/15	559,851

		Total Hawaii	2,621,724

Illinois — 7.4%
		Chicago, IL:
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,033,860
1,000,000	AA−	Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,020,430
		Illinois Finance Authority Revenue:
1,095,000	A3 (a)	Refunding, DePaul University, Series A, 5.375% due 10/1/19	1,136,555
2,000,000	A−	OBG Bradley University, XLCA, 5.000% due 8/1/34	1,796,280
200,000	AAA	Refunding, Health Services, Series B, 3.260% due 5/15/35 (c)	200,000
1,800,000	A−	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,583,550
1,000,000	AA−	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,070,190

		Total Illinois	7,840,865

Indiana — 5.2%

1,000,000	Aaa (a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Prerefunded 1/15/11@ 101, 5.000% due 1/15/17 (d)	1,062,740
1,250,000	AAA	Ball State University, Indiana University Revenue, Student Fee, Series N, FSA-Insured,, 5.000% due 7/1/22	1,263,450
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15 (e)	1,014,860
2,000,000	AAA	Indiana Transportation Finance Authority and Highway Revenue, Series A, Pre-refunded 6/1/13@100, 5.000% due 6/1/24 (d)	2,147,320

		Total Indiana	5,488,370

Iowa — 1.0%

1,000,000	A	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,044,030

Kansas — 1.0%

1,065,000	AA	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,094,000

Maryland — 0.9%

1,000,000	BBB−	Maryland Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.000% due 1/1/17	985,920

Massachusetts — 1.1%

1,100,000	AAA	Massachusetts State Water Pollution Abatement Trust, Refunding, Pool PG, Series A, 5.250% due 8/1/19	1,188,231

Michigan — 2.8%
		Michigan State:
1,000,000	AAA	House of Representatives, COP, AMBAC-Insured, Pre-refunded 8/15/14@100, 5.250% due 8/15/14 (d)	1,080,390
1,730,000	AA+	Trunk Line, Refunding, Series A, 5.250% due 11/1/14	1,880,441

		Total Michigan	2,960,831

Minnesota — 1.9%

960,079	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	996,610
1,000,000	A2 (a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	973,130

		Total Minnesota	1,969,740

Missouri — 2.0%

2,000,000	AAA	Missouri State Highways & Transit Commission, State Road Revenue, Second Lien, 5.250% due 5/1/18	2,153,420

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

Nevada — 5.2%

$1,500,000	AA+	Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	$1,399,305
1,000,000	AA+	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, FGIC-Insured, 5.000% due 12/1/08	1,016,300
2,000,000	A+	Truckee Meadows, Nevada, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	1,803,580
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/16 (d)	1,284,453

		Total Nevada	5,503,638

New Jersey — 10.3%

1,750,000	AA−	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series O, 5.000% due 3/1/12	1,854,283
3,000,000	AAA	New Jersey Environmental Infrastructure Trust, Refunding, Environmental Infrastructure, Series C, 5.000% due 9/1/21	3,107,370
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,391,295
		New Jersey State:
1,000,000	AAA	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,071,150
400,000	AAA	Educational Facilities Authority Revenue, Princeton University, Series F, 3.430% due 7/1/23 (c)	400,000
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,046,530

		Total New Jersey	10,870,628

New Mexico — 1.0%

1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, MBIA-Insured, 5.000% due 6/1/29	1,100,596

New York — 4.9%
		New York City, NY:
1,000,000	AA	Series D, 5.000% due 11/1/27	945,990
200,000	AA+	Municipal Water Finance Authority, 3.780% due 6/15/33 (c)	200,000
415,000	AA+	Municipal Water Finance Authority, Water & Sewer Systems Revenue, 3.780% due 6/15/35 (c)	415,000
1,450,000	AA+	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,384,649
		New York State:
1,100,000	AAA	Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,172,567
1,000,000	AA−	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250% due 11/15/23	1,061,650

		Total New York	5,179,856

North Carolina — 1.0%

1,000,000	AA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,026,660

Ohio — 1.0%

1,000,000	AAA	Springboro Community City School District, MBIA-Insured, Prerefunded 6/1/14 @100, 5.000% due 12/1/25 (d)	1,075,820

Oklahoma — 1.0%

1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, Prerefunded 7/1/10 @100, 5.250% due 7/1/21 (d)	1,053,980

Oregon — 1.0%

1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	997,740

Pennsylvania — 2.3%

1,370,000	Aa2 (a)	Central Bucks, PA School District, GO, FGIC Insured, 5.000% due 5/15/21	1,377,795
1,000,000	Aa3 (a)	Central York, PA, School District, GO, FGIC-Insured, Pre-refunded 6/1/12@100, 5.500% due 6/1/16 (d)	1,087,550

		Total Pennsylvania	2,465,345

Tennessee — 0.9%

1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	891,300

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

Texas — 5.8%

$1,150,000	Aaa (a)	Judson, Texas, GO Independant School District, PSF-GTD Insured, 5.000% due 2/1/20	$1,181,556
		Texas State:
460,000	AAA	Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	474,370
1,000,000	AAA	Transportation Commission, 5.000% due 4/1/27	971,240
1,000,000	A+	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,020,410
1,390,000	AAA	University of Texas, University Revenue, Financing Systems, Series D, Pre-refunded 8/15/14@106, 5.000% due 8/15/34 (d)	1,486,160
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	986,240

		Total Texas	6,119,976

Utah — 1.2%

1,200,000	A+	South Ogden City, UT, Sales Tax Revenue, FGIC-Insured, Pre-refunded 5/1/14 @100, 5.250% due 5/1/29	1,309,776

Washington — 3.3%

1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,471,650
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, FGIC-Insured, 5.000% due 12/1/23	1,961,420

		Total Washington	3,433,070

Wisconsin — 6.2%

1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, 4.950% due 11/1/16	1,148,436
1,000,000	A1 (a)	Sun Prairie, WI, Area School District, GO, FGIC-Insure, 5.625% due 4/1/16	1,030,970
		Wisconsin State:
3,000,000	AA−	GO, Series D, 5.000% due 5/1/19	3,107,490
1,340,000	BBB	HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,256,545

		Total Wisconsin	6,543,441

		TOTAL MUNICIPAL BONDS (Cost — $107,810,131)	103,795,503

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $107,810,131)	103,795,503

SHORT-TERM INVESTMENT TIME DEPOSITS — 0.0%

$46,227		BBH — Grand Cayman, 2.540% due 3/3/08
		(Cost — $46,227)	46,227

		TOTAL INVESTMENTS — 98.3% (Cost — $107,856,358#)	103,841,730
		Other Assets in Excess of Liabilities — 1.7%	1,750,818

		TOTAL NET ASSETS — 100.0%	$105,592,548

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2008.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

See pages 100 and 101 for definition of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
HEFA	—	Health & Educational Facilities Authority
MBIA	—	Municipal Bond Investors Assurance Corporation
PSF	—	Public School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

Summary of Investments by Industry* (unaudited)

Education	21.8%
General Obligation	19.3
Transportation	13.3
Water and Sewer	12.3
Hospitals	7.2
Tax Allocation	6.9
Public Facilities	5.2
Pre-Refunded	4.3
Miscellaneous	4.1
Utilities	3.0
Housing: Single-Family	2.6

100.0%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.6%
CERTIFICATE OF DEPOSIT — 5.0%
$3,000,000	Bank of Scotland PLC, 4.558% due 11/14/08	$3,000,000
1,250,000	BNP Paribas NY Branch, 3.253% due 4/3/08	1,249,906
2,000,000	Manufacturers & Traders Trust Co., 3.215% due 6/26/08	1,999,396
1,250,000	Natixiz NY Branch, 3.260% due 6/9/08	1,249,910

	TOTAL CERTIFICATE OF DEPOSIT	7,499,212

COMMERCIAL PAPER — 62.6%
3,500,000	ANZ National (Int’l) Ltd., 4.740% due 5/7/08 (a)	3,469,841
2,000,000	Astrazeneca PLC, 3.085% due 6/9/08 (a)	1,983,056
3,000,000	Bank of Ireland, 3.234% due 4/18/08 (a)	2,987,160
2,000,000	BASF AG, 2.921% due 4/28/08 (a)	1,990,656
3,500,000	BP Capital Markets PLC, 3.001% due 3/3/08 (a)	3,499,417
3,000,000	Bryant Park Funding LLC, 3.160% due 3/14/08 (a)	2,996,587
3,000,000	CBA (Delaware) Finance, 3.016% due 4/15/08 (a)	2,988,750
2,000,000	Crown Point Capital Co., 3.512% due 3/4/08 (a)	1,999,417
2,000,000	Depfa Bank PLC, 3.076% due 4/8/08 (a)	1,993,540
2,000,000	Edison Asset Securities LLC, 3.079% due 3/6/08 (a)	1,999,147
2,000,000	Gemini Security Corp. LLC, 3.209% due 3/13/08 (a)	1,997,867
5,000,000	General Electric Capital Corp., 2.998% due 3/12/08 (a)	4,995,508
2,000,000	Greenwich Capital Holdings, 3.226% due 4/21/08 (a)	1,990,933
	Hartford Financial Services
2,500,000	3.109% due 3/3/08 (a)	2,499,569
3,500,000	3.074% due 3/11/08 (a)	3,497,015
5,000,000	IBM Capital Inc., 2.757% due 3/27/08 (a)	4,990,069
2,000,000	Irish Life & Permanent, 3.157% due 3/7/08 (a)	1,998,950
2,000,000	Korea Development Bank NY, 3.338% due 3/24/08 (a)	1,995,758
3,000,000	Lexington Parker Capital, 3.313% due 3/20/08 (a)	2,994,775
3,500,000	Metlife Inc., 2.859% due 4/4/08 (a)	3,490,579
2,000,000	Nestle Finance International Ltd., 2.794% due 4/16/08 (a)	1,992,896
5,000,000	Praxair Inc., 2.903% due 3/10/08 (a)	4,996,375
2,000,000	Royal Bank of Scotland PLC, 3.086% due 3/31/08 (a)	1,994,883
	Sumitomo Corp. of America
3,500,000	4.451% due 3/3/08 (a)	3,499,141
1,000,000	3.520% due 3/20/08 (a)	998,153
3,500,000	Swedish Export Credit, 2.846% due 3/25/08 (a)	3,493,373
3,500,000	Teachers Insurance & Annunity Association, 2.885% due 3/19/08 (a)	3,494,960
3,000,000	Ticonderoga Funding LLC, 3.138% due 3/10/08 (a)	2,997,652
	Total Capital
3,500,000	3.001% due 3/3/08 (a)	3,499,417
3,500,000	4.140% due 3/31/08 (a)	3,488,042
3,500,000	Unicredito Italiano Bank Ireland, 4.588% due 3/7/08 (a)	3,497,346
3,000,000	Variable Funding Capital, 3.140% due 3/13/08 (a)	2,996,870

	TOTAL COMMERCIAL PAPER	93,307,702

CORPORATE NOTE — 0.9%
1,250,000	Bank of America NA, 3.190% due 7/25/08	1,249,855

TIME DEPOSITS — 0.0%
363	BBH — Grand Cayman, 2.540% due 3/3/08	363

U.S. GOVERNMENT AGENCIES — 31.1%

	Federal Home Loan Bank (FHLB), Discount Notes:
28,574,000	2.000% due 3/3/08 (a)	28,570,825
3,000,000	2.743% due 4/16/08 (a)	2,989,535
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
4,000,000	2.681% due 4/3/08 (a)	3,990,210
5,000,000	2.711% due 4/4/08 (a)	4,987,250

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 31.1% (continued)

	Federal National Mortgage Association (FNMA), Discount Notes:
$3,850,000	2.762% due 4/9/08 (a)	$3,838,530
2,000,000	2.799% due 6/12/08 (a)	1,984,149

	TOTAL U.S GOVERNMENT AGENCIES	46,360,499

	TOTAL SHORT-TERM INVESTMENTS (Cost — $148,417,631)	148,417,631

	TOTAL INVESTMENTS — 99.6%
	(Cost — $148,417,631#)	148,417,631
	Other Assets in Excess of Liabilities — 0.4%	588,912

	TOTAL NET ASSETS — 100.0%	$149,006,543

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa
— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A
— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings
(unaudited) (continued)

Short-Term Security Ratings

SP-1
— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1
— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1
— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities
February 29, 2008 (unaudited)

	Large	Large	Small
	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth
	Investments	Investments	Investments

ASSETS:
Investments, at cost	$2,160,372,319	$1,734,662,581	$413,378,243
Foreign currency, at cost	—	—	—

Investments, at value*	$2,384,988,404	$1,751,425,656	$432,524,852
Foreign currency, at value	—	—	—
Cash	13,492,763	7,865,779	1,689,189
Receivable for securities sold	6,464,926	6,891,369	1,496,525
Dividends and interest receivable	1,548,162	4,651,898	88,531
Receivable for Fund shares sold	9,130,475	7,659,944	1,145,661
Receivable for open forward currency contracts (Notes 1 and 3)	—	—	—
Receivable from broker — variation margin on open futures contracts (Notes 1 and 3)	—	—	—
Unrealized appreciation on swaps (Notes 1 and 3)	—	—	—
Prepaid expenses	80,417	51,659	23,939
Other assets	—	—	—

Total Assets	2,415,705,147	1,778,546,305	436,968,697

LIABILITIES:
Payable for securities on loan	$168,766,180	$106,278,472	$92,844,175
Payable for Fund shares repurchased	1,401,354	1,031,092	235,832
Payable for securities purchased	1,410,158	10,792,991	1,415,502
Investment management fee payable	1,069,813	775,063	220,997
Transfer agent fees payable	49,645	50,836	46,866
Custody fee payable	90,473	81,449	6,362
Trustees’ fees payable	18,947	15,925	3,606
Interest payable for short sales (Note 1)	—	—	—
Due to custodian	—	—	—
Premium paid for open swaps (Notes 1 and 3)	—	—	—
Investments sold short, at value (proceeds received $198,744,568 and $56,012,020, respectively) (Note 1)	—	—	—
Options written, at value (premiums received $6,851,010 and $1,285,388, respectively) (Notes 1 and 3)	—	—	—
Unrealized depreciation on swaps (Notes 1 and 3)	—	—	—
Payable for open forward currency contracts (Notes 1 and 3)	—	—	—
Payable to broker — variation margin on open futures contracts (Notes 1 and 3)	—	—	—
Distributions payable	1,089	3,135	—
Accrued expenses	89,771	68,318	110,353

Total Liabilities	172,897,430	119,097,281	94,883,693

Total Net Assets	$2,242,807,717	$1,659,449,024	$342,085,004

NET ASSETS:
Par value (Note 4)	$153,479	$159,697	$21,463
Paid-in capital in excess of par value	2,005,726,779	1,624,201,251	553,060,200
Accumulated net investment loss	—	—	(991,031)
Undistributed (Overdistributed) net investment income	2,268,639	4,992,113	—
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency transactions	10,042,735	13,332,888	(229,152,237)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	224,616,085	16,763,075	19,146,609

Total Net Assets	$2,242,807,717	$1,659,449,024	$342,085,004

Shares Outstanding	153,479,045	159,697,279	21,462,853

Net Asset Value	$14.61	$10.39	$15.94

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and High Yield Investments with market value of $165,008,172, $103,900,517, $90,792,136, $55,753,739, $123,881,842, $28,296,253, $24,171,835, and $6,397,700, respectively.

See Notes to Financial Statements.

Small			Emerging
Capitalization	International		Markets		Core Fixed			International		Municipal	Money
Value Equity	Equity		Equity		Income		High Yield	Fixed Income		Bond	Market
Investments	Investments		Investments		Investments		Investments	Investments		Investments	Investments

$344,144,059	$1,698,163,534		$522,971,233		$1,354,763,048		$143,883,910	$215,957,083		$107,856,358	$148,417,631
—	1,345,367		3,661,285		202,604		—	461,588		—	—

$350,507,825	$1,793,130,215		$704,886,654		$1,373,777,044		$135,549,812	$233,157,097		$103,841,730	$148,417,631
—	1,459,570		3,725,213		211,644		—	488,276		—	—
1,768,892	37,764,320	†	8,727,658	†	9,453,196	†	1,289,084	1,981,334	†	—	474
1,799,857	4,780,329		8,688,246		241,238,824		3,392	134,819,425		—	—
521,232	2,619,518		1,441,200		9,254,919		2,885,614	3,072,861		1,444,720	24,029
841,265	8,821,311		3,205,244		6,824,718		579,912	1,027,535		421,131	788,882
—	—		—		1,380,920		—	2,383,551		—	—
—	—		39,795		2,882,124		—	—		—	—
—	—		—		9,129,934		—	7,426,840		—	—
9,828	32,956		32,057		15,248		4,069	7,218		10,333	11,043
—	—		—		28,206		26,219	—		—	—

355,448,899	1,848,608,219		730,746,067		1,654,196,777		140,338,102	384,364,137		105,717,914	149,242,059

$57,329,046	$128,590,225		$29,031,952		$24,968,410		$6,557,786	$—		$—	$—
177,064	977,007		434,669		1,466,090		98,010	289,166		12,057	123,110
2,707,359	16,618,464		9,673,275		320,061,470		701,229	123,144,209		—	—
189,432	799,736		396,211		334,227		57,170	71,574		34,003	16,483
43,920	47,330		73,160		30,928		14,053	50,039		2,092	4,598
16,921	28,784		27,465		6,155		3,254	6,190		1,588	10,665
2,507	9,794		2,397		13,325		4,224	2,313		2,722	3,398
—	—		—		927,765		—	588,451		—	—
—	—		—		—		—	—		9,338	—
—	—		—		6,339,690		—	2,805,410		—	—
—	—		—		201,244,323		—	56,389,188		—	—
—	—		—		12,607,933		—	2,638,823		—	—
—	—		—		4,934,769		—	5,162,356		—	—
—	—		—		398,439		—	3,920,965		—	—
—	—		—		—		—	199,138		—	—
632	2,455		810		139,764		37,503	108		17,595	567
121,293	64,760		95,904		51,871		82,354	84,634		45,971	76,695

60,588,174	147,138,555		39,735,843		573,525,159		7,555,583	195,352,564		125,366	235,516

$294,860,725	$1,701,469,664		$691,010,224		$1,080,671,618		$132,782,519	$189,011,573		$105,592,548	$149,006,543

$29,821	$127,166		$36,797		$128,424		$31,017	$23,606		$12,203	$149,018
285,375,572	1,567,934,633		500,804,554		1,060,483,167		229,962,906	194,014,565		111,409,597	148,863,067
—	—		(4,449,235)		—		—	—		—	—
1,202,831	1,690,129		—		1,772,745		1,425,443	3,371,108		118,004	5,383

1,888,735	36,548,370		12,548,653		(249,465)		(90,302,749)	(23,610,480)		(1,932,628)	(10,925)

6,363,766	95,169,366		182,069,455		18,536,747		(8,334,098)	15,212,774		(4,014,628)	—

$294,860,725	$1,701,469,664		$691,010,224		$1,080,671,618		$132,782,519	$189,011,573		$105,592,548	$149,006,543

29,820,898	127,165,716		36,797,486		128,424,420		31,017,252	23,605,642		12,202,959	149,017,872

$9.89	$13.38		$18.78		$8.41		$4.28	$8.01		$8.65	$1.00

†	The following funds include restricted cash: International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments in the amount of $364,977, $1,735,897, $861,247 and $287,453, respectively.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended February 29, 2008 (unaudited)

	Large	Large	Small
	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth
	Investments	Investments	Investments

INVESTMENT INCOME:
Dividends	$8,524,810	$21,777,022	$330,561
Interest	1,605,179	1,740,677	161,369
Income from securities lending	296,600	257,042	394,198
Miscellaneous income	93,677	161	1,950
Less: Foreign taxes withheld	(30,418)	(67,773)	(11,082)

Total Investment Income	10,489,848	23,707,129	876,996

EXPENSES:
Investment management fee (Note 2)	$7,325,826	$5,312,656	$1,529,055
Transfer agent fees (Note 2)	298,257	275,128	203,941
Custody fees	357,979	265,518	67,668
Trustees’ fees	87,733	76,752	16,094
Shareholder reports	47,240	22,377	19,145
Insurance	22,462	19,292	4,741
Audit and tax	16,759	16,760	13,974
Legal fees	19,327	16,688	7,411
Registration fees	26,172	37,022	13,140
Miscellaneous expenses	19,329	19,168	8,655

Total Investment Expenses	8,221,084	6,061,361	1,883,824
Less: Fee waivers and/or expense reimbursement (Note 2)	(431)	(189,386)	(17,213)

Net Expenses	8,220,653	5,871,975	1,866,611

Net Investment Income (Loss)	$2,269,195	$17,835,154	$(989,615)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$50,880,222	$48,771,505	$27,929,274
Futures contracts	—	—	—
Options written	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	50,880,222	48,771,505	27,929,274

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(147,285,545)	(249,082,002)	(74,249,310)
Futures contracts	—	—	—
Options written	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currencies	—	—	(1,399)

Change in Net Unrealized Appreciation/Depreciation	(147,285,545)	(249,082,002)	(74,250,709)

Net Gain (Loss) on Investments, Futures Contracts, Options Written, Short Sales, Swap Contracts and Foreign Currency Transactions	(96,405,323)	(200,310,497)	(46,321,435)

Total Net Assets Increase (Decrease) in Net Assets From Operations	$(94,136,128)	$(182,475,343)	$(47,311,050)

See Notes to Financial Statements.

Small		Emerging			International
Capitalization	International	Markets	Core Fixed		Fixed	Municipal	Money
Value Equity	Equity	Equity	Income	High Yield	Income	Bond	Market
Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

$2,775,945	$11,659,308	$4,206,052	$96	$66,138	$—	$—	$—
226,117	1,695,932	628,872	27,927,996	5,362,179	4,186,654	1,879,878	3,970,740
373,810	428,023	124,934	7,536	31,746	—	—	—
3,287	—	—	112,947	23,418	62,394	—	—
(15,043)	(959,843)	(440,347)	—	(3)	—	—	—

3,364,116	12,823,420	4,519,511	28,048,575	5,483,478	4,249,048	1,879,878	3,970,740

$1,275,597	$5,819,760	$2,744,144	$2,021,235	$411,832	$468,578	$178,624	$129,644
179,465	281,565	137,480	129,671	42,588	86,901	6,932	95,699
66,128	361,261	265,010	146,024	24,252	51,031	13,539	41,103
15,950	69,238	18,758	33,812	4,142	8,150	2,830	5,606
19,641	17,405	12,582	16,409	10,443	9,200	2,685	13,675
4,741	17,723	3,527	9,007	1,431	2,342	821	1,378
15,614	17,703	20,835	16,260	14,769	16,211	13,725	14,072
7,174	14,895	6,965	10,478	5,389	6,143	5,178	5,576
24,009	38,741	13,703	30,509	13,827	16,604	11,774	16,806
5,838	17,878	6,377	22,949	3,017	3,027	1,882	1,897

1,614,157	6,656,169	3,229,381	2,436,354	531,690	668,187	237,990	325,456
(22,954)	(691,058)	(430,854)	—	(90,075)	—	—	(19,869)

1,591,203	5,965,111	2,798,527	2,436,354	441,615	668,187	237,990	305,587

$1,772,913	$6,858,309	$1,720,984	$25,612,221	$5,041,863	$3,580,861	$1,641,888	$3,665,153

$5,729,121	$148,630,934	$39,616,014	$16,855,582	$(3,268,317)	$6,341,998	$(3,646)	$10,187
—	—	(366,084)	2,270,732	—	460,600	—	—
—	—	—	(1,301,327)	—	(2,000,371)	—	—
—	—	—	4,697,534	—	224,695	—	—
—	354,170	24,343	1,110,296	—	(7,783,146)	—	—

5,729,121	148,985,104	39,274,273	23,632,817	(3,268,317)	(2,756,224)	(3,646)	10,187

(47,852,355)	(251,322,546)	(3,784,113)	20,413,325	(6,561,830)	12,960,863	(4,077,338)	—
—	—	(198,463)	2,880,051	—	(987,231)	—	—
—	—	—	(5,358,143)	—	(1,110,599)	—	—
—	—	—	(1,833,138)	—	139,164	—	—
—	—	—	1,820,773	—	2,538,522	—	—
(1,773)	128,595	64,015	418,366	—	(1,775,118)	—	—

(47,854,128)	(251,193,951)	(3,918,561)	18,341,234	(6,561,830)	11,765,601	(4,077,338)	—

(42,125,007)	(102,208,847)	35,355,712	41,974,051	(9,830,147)	9,009,377	(4,080,984)	10,187

$(40,352,094)	$(95,350,538)	$37,076,696	$67,586,272	$(4,788,284)	$12,590,238	$(2,439,096)	$3,675,340

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended February 29, 2008 (unaudited) and the Year Ended August 31, 2007

	Large Capitalization		Large Capitalization
	Growth Investments		Value Equity Investments
	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$2,269,195	$3,955,545	$17,835,154	$29,024,454
Net realized gain	50,880,222	249,663,247	48,771,505	136,730,179
Change in net unrealized appreciation/depreciation	(147,285,545)	132,493,545	(249,082,002)	44,968,521

Increase (Decrease) in Net Assets From Operations	(94,136,128)	386,112,337	(182,475,343)	210,723,154

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,955,431)	—	(33,372,185)	(23,500,020)
Net realized gains	(37,186,357)	—	(153,425,668)	(105,184,591)

Decrease in Net Assets From Distributions to Shareholders	(41,141,788)	—	(186,797,853)	(128,684,611)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	323,421,271	645,828,256	239,915,586	401,529,208
Reinvestment of distributions	40,536,841	—	183,915,867	126,441,189
Cost of shares repurchased	(449,526,456)	(374,921,689)	(210,829,378)	(339,959,236)

Increase (Decrease) in Net Assets From Fund Share Transactions	(85,568,344)	270,906,567	213,002,075	188,011,161

Increase (Decrease) in Net Assets	(220,846,260)	657,018,904	(156,271,121)	270,049,704
NET ASSETS:
Beginning of period	2,463,653,977	1,806,635,073	1,815,720,145	1,545,670,441

End of period *†	$2,242,807,717	$2,463,653,977	$1,659,449,024	$1,815,720,145

* Includes undistributed net investment income of:	$2,268,639	$3,954,875	$4,992,113	$20,529,144

† Includes accumulated net investment loss of:	—	—	—	—

See Notes to Financial Statements.

Small Capitalization		Small Capitalization		International Equity		Emerging Markets
Growth Investments		Value Equity Investments		Investments		Equity Investments
2008	2007	2008	2007	2008	2007	2008	2007

$(989,615)	$(2,242,888)	$1,772,913	$3,794,760	$6,858,309	$23,838,752	$1,720,984	$5,218,835
27,929,274	43,063,632	5,729,121	53,879,889	148,985,104	137,635,324	39,274,273	53,152,880
(74,250,709)	14,449,655	(47,854,128)	(18,142,626)	(251,193,951)	68,497,090	(3,918,561)	89,913,081

(47,311,050)	55,270,399	(40,352,094)	39,532,023	(95,350,538)	229,971,166	37,076,696	148,284,796

—	—	(2,472,764)	(2,500,004)	(21,941,268)	(28,500,011)	(9,976,907)	(2,740,460)
—	—	(49,103,056)	(50,529,436)	(121,694,248)	—	(42,087,055)	—

—	—	(51,575,820)	(53,029,440)	(143,635,516)	(28,500,011)	(52,063,962)	(2,740,460)

66,334,634	83,014,757	47,873,137	68,386,106	353,905,372	415,775,725	224,693,789	194,316,414
—	—	50,798,336	52,168,532	141,693,426	28,027,537	51,536,231	2,702,366
(78,474,403)	(105,495,743)	(64,324,401)	(98,237,600)	(209,847,073)	(299,998,083)	(100,550,279)	(99,008,500)

(12,139,769)	(22,480,986)	34,347,072	22,317,038	285,751,725	143,805,179	175,679,741	98,010,280

(59,450,819)	32,789,413	(57,580,842)	8,819,621	46,765,671	345,276,334	160,692,475	243,554,616

401,535,823	368,746,410	352,441,567	343,621,946	1,654,703,993	1,309,427,659	530,317,749	286,763,133

$342,085,004	$401,535,823	$294,860,725	$352,441,567	$1,701,469,664	$1,654,703,993	$691,010,224	$530,317,749

—	—	$1,202,831	$1,902,682	$1,690,129	$16,773,088	—	$3,806,687

$(991,031)	$(1,415)	—	—	—	—	$(4,449,235)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended February 29, 2008 (unaudited) and the Year Ended August 31, 2007

	Core Fixed Income
	Investments
	2008	2007

OPERATIONS:
Net investment income (loss)	$25,612,221	$38,022,320
Net realized gain	23,632,817	(810,378)
Change in net unrealized appreciation/depreciation	18,341,234	1,104,561

Increase (Decrease) in Net Assets From Operations	67,586,272	38,316,503

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(25,678,042)	(40,375,847)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	(25,678,042)	(40,375,847)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	345,281,027	298,381,907
Reinvestment of distributions	24,790,386	39,137,821
Cost of shares repurchased	(192,397,472)	(234,334,886)

Increase (Decrease) in Net Assets From Fund Share Transactions	177,673,941	103,184,842

Increase (Decrease) in Net Assets	219,582,171	101,125,498
NET ASSETS:
Beginning of period	861,089,447	759,963,949

End of period *†	$1,080,671,618	$861,089,447

* Includes undistributed net investment income of:	$1,772,745	$1,838,566

† Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

High Yield		International Fixed		Municipal Bond		Money Market
Investments		Income Investments		Investments		Investments
2008	2007	2008	2007	2008	2007	2008	2007

$5,041,863	$7,650,129	$3,580,861	$5,753,670	$1,641,888	$2,596,899	$3,665,153	$6,332,956
(3,268,317)	2,386,209	(2,756,224)	(8,436,272)	(3,646)	92,225	10,187	—
(6,561,830)	(2,919,609)	11,765,601	934,051	(4,077,338)	(1,503,377)	—	—

(4,788,284)	7,116,729	12,590,238	(1,748,551)	(2,439,096)	1,185,747	3,675,340	6,332,956

(5,042,601)	(7,753,707)	(4,292,789)	(7,043,250)	(1,654,355)	(2,608,254)	(3,659,764)	(6,332,962)
—	—	—	—	—	—	—	—

(5,042,601)	(7,753,707)	(4,292,789)	(7,043,250)	(1,654,355)	(2,608,254)	(3,659,764)	(6,332,962)

70,250,272	19,645,227	38,608,714	76,932,742	52,660,212	23,473,795	248,828,718	118,948,194
4,863,619	7,415,006	4,168,703	6,833,742	1,557,691	2,402,243	4,091,131	5,689,337
(18,304,822)	(50,826,023)	(50,678,060)	(80,861,243)	(14,169,764)	(21,141,614)	(222,274,584)	(135,227,763)

56,809,069	(23,765,790)	(7,900,643)	2,905,241	40,048,139	4,734,424	30,645,265	(10,590,232)

46,978,184	(24,402,768)	396,806	(5,886,560)	35,954,688	3,311,917	30,660,841	(10,590,238)

85,804,335	110,207,103	188,614,767	194,501,327	69,637,860	66,325,943	118,345,702	128,935,940

$132,782,519	$85,804,335	$189,011,573	$188,614,767	$105,592,548	$69,637,860	$149,006,543	$118,345,702

$1,425,443	$1,426,181	$3,371,108	$4,083,035	$118,004	$130,471	$5,383	—

—	—	—	—	—	—	—	$(6)

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments

	2008(1)(2)		2007(2)	2006(2)	2005(2)	2004	2003

Net asset value, Beginning of Period	$15.45		$12.88	$12.73	$10.81	$10.38	$8.36

Income (Loss) from Operations:
Net investment income (loss)	0.01		0.03	(0.01)	(0.01)	(0.03)	(0.00	)(3)
Net realized and unrealized gain (loss)	(0.58)		2.54	0.16	1.93	0.46	2.02

Total Income (Loss) from Operations	(0.57)		2.57	0.15	1.92	0.43	2.02

Less Distributions From:
From net investment income	(0.03)		—	—	—	—	—

Net realized gain	(0.24)		—	—	—	—	—

Total Distributions	(0.27)		—	—	—	—	—

Net Asset Value, End of Period	$14.61		$15.45	$12.88	$12.73	$10.81	$10.38

Total Return(4)	(3.85)%		19.95%	1.18%	17.76%	4.14%	24.16%
Net Assets, End of Period (millions)	$2,243		$2,464	$1,807	$1,520	$1,217	$1,155
Ratio of Average to Net Assets:
Gross expenses	0.67	%(5)	0.70%	0.78%	0.90%	0.88%	0.90%
Net expenses	0.67	(5)(6)	0.70	0.77 (6)	0.88 (6)	0.88	0.90
Net investment income	0.19	(5)	0.18	(0.06)	(0.12)	(0.31)	(0.30)
Portfolio Turnover Rate	44%		112%	63%	77%	117%	79%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represents less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments

	2008(1)(2)		2007(2)	2006	2005		2004	2003

Net Asset Value, Beginning of Period	$12.87		$12.25	$11.50	$10.01		$9.00	$8.39

Income From Operations:
Net investment income	0.12		0.21	0.21	0.16		0.12	0.13
Net realized and unrealized gain	(1.30)		1.43	1.21	1.45		1.03	0.59

Total Income From Operations	(1.18)		1.64	1.42	1.61		1.15	0.72

Less Distributions From:
From net investment income	(0.23)		(0.19)	(0.19)	(0.12)		(0.14)	(0.11)
Net realized gains	(1.07)		(0.83)	(0.48)	—		—	—

Total Distributions	(1.30)		(1.02)	(0.67)	(0.12)		(0.14)	(0.11)

Net Asset Value, End of Period	$10.39		$12.87	$12.25	$11.50		$10.01	$9.00

Total Return(3)	(9.81)%		13.58%	12.82%	16.10	%(4)	12.89%	8.75%
Net Assets, End of Period (millions)	$1,659		$1,816	$1,546	$1,351		$1,304	$1,114
Ratios to Average Net Assets:
Gross expenses	0.68	%(5)	0.70%	0.77%	0.88%		0.87%	0.93%
Net expenses	0.66	(5)(6)	0.69 (6)	0.76 (6)	0.86	(6)	0.87	0.93
Net investment income	2.01	(5)	1.67	1.73	1.41		1.21	1.60
Portfolio Turnover Rate	29%		46%	58%	67%		94%	81%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns
(4)	The Subadviser fully reimbursed the Fund for losses incurred resulting from an investment restriction violation. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments

	2008(1)(2)		2007(2)	2006(2)	2005(2)	2004(2)	2003(2)

Net asset value, Beginning of Period	$18.28		$15.83	$14.89	$11.97	$11.83	$9.01

Income (Loss) from Operations:
Net investment loss	(0.05)		(0.10)	(0.01)	(0.11)	(0.11)	(0.07)
Net realized and unrealized gain	(2.29)		2.55	0.95	3.03	0.25	2.89

Total Income from Operations	(2.34)		2.45	0.94	2.92	0.14	2.82

Net Asset Value, End of Period	$15.94		$18.28	$15.83	$14.89	$11.97	$11.83

Total return(3)	(12.86)%		15.48%	6.31%	24.39%	1.18%	31.30%
Net Assets, End of Period (millions)	$342		$402	$369	$417	$318	$497
Ratios to Average Net Assets:
Gross expenses	0.99	%(4)	0.99%	1.12%	1.32%	1.19%	1.27%
Net expenses	0.98	(4)(5)	0.99 (5)	1.08 (5)	1.24 (5)	1.19	1.27
Net investment loss	(0.52	)(4)	(0.58)	(0.08)	(0.84)	(0.82)	(0.77)
Portfolio Turnover Rate	39%		69%	59%	70%	80%	88%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments

	2008(1)(2)		2007(2)	2006	2005(2)	2004(2)	2003

Net asset value, Beginning of Period	$13.51		$14.19	$16.95	$15.05	$12.30	$11.56

Income from Operations:
Net investment income	0.06		0.15	0.09	0.10	0.09	0.13
Net realized and unrealized gain	(1.59)		1.46	1.52	3.50	2.76	1.25

Total Income from Operations	(1.53)		1.61	1.61	3.60	2.85	1.38

Less Distributions From:
From net investment income	(0.10)		(0.11)	(0.09)	(0.13)	(0.10)	(0.05)
Net realized gains	(1.99)		(2.18)	(4.28)	(1.57)	—	(0.59)

Total Distributions	(2.09)		(2.29)	(4.37)	(1.70)	(0.10)	(0.64)

Net Asset Value, End of Period	$9.89		$13.51	$14.19	$16.95	$15.05	$12.30

Total Return(3)	(12.20)%		11.94%	11.73%	24.89%	23.24%	13.12%
Net Assets, End of Period (millions)	$295		$352	$344	$385	$429	$425
Ratios to Average Net Assets:
Gross expenses	1.01	%(4)	1.01%	1.12%	1.24%	1.16%	1.20%
Net expenses	1.00	(4)(5)	1.01	1.09 (5)	1.17 (5)	1.16	1.20
Net investment income	1.11	(4)	1.06	0.64	0.64	0.66	1.00
Portfolio Turnover Rate	14%		40%	31%	64%	33%	33%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments

	2008(1)(2)		2007(2)	2006(2)	2005(2)	2004(2)	2003(2)

Net asset value, Beginning of Period	$15.57		$13.55	$11.12	$9.01	$7.82	$6.93

Income from Operations:
Net investment income	0.06		0.23	0.22	0.15	0.08	0.10
Net realized and unrealized gain	(0.89)		2.08	2.38	2.06	1.24	0.81

Total Income from Operations	(0.83)		2.31	2.60	2.21	1.32	0.91

Less Distributions From:
From net investment income	(0.21)		(0.29)	(0.17)	(0.10)	(0.13)	(0.02)

Net realized gain	(1.15)		—	—	—	—	—

Total Distributions	(1.36)		(0.29)	(0.17)	(0.10)	(0.13)	(0.02)

Net Asset Value, End of Period	$13.38		$15.57	$13.55	$11.12	$9.01	$7.82

Total Return(3)	(5.88)%		17.21%	23.55%	24.65%	16.90%	13.21%
Net Assets, End of Period (millions)	$1,701		$1,655	$1,309	$910	$589	$533
Ratios to Average Net Assets:
Gross expenses	0.80	%(4)	0.82%	0.84%	1.02%	1.08%	1.14%
Net expenses	0.72	(4)(5)	0.75 (5)	0.83 (5)	0.99 (5)	1.08	1.14
Net investment income	0.82	(4)	1.57	1.76	1.49	0.90	1.55
Portfolio Turnover Rate	51%		44%	50%	57%	84%	110%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments

	2008(1)(2)		2007(2)	2006(2)	2005(2)		2004(2)	2003(2)

Net asset value, Beginning of Period	$19.19		$13.59	$10.55	7.60		$6.48	$5.22

Income from Operations:
Net investment income	0.06		0.21	0.15	0.12		0.05	0.04
Net realized and unrealized gain	1.35		5.52	3.01	2.93		1.10	1.28

Total Income from Operations	1.41		5.73	3.16	3.05		1.15	1.32

Less Distributions From:
From net investment income	(0.35)		(0.13)	(0.12)	(0.10)		(0.03)	(0.06)

Net realized gain	(1.47)		—	—	—		—	—

Total Distributions	(1.82)		(0.13)	(0.12)	(0.10)		(0.03)	(0.06)

Net Asset Value, End of Period	$18.78		$19.19	$13.59	$10.55		$7.60	$6.48

Total Return(3)	7.08%		42.41%	30.10%	40.31	%(4)	17.71%	25.51%
Net Assets, End of Period (millions)	$691		$530	$287	$248		$188	$196
Ratio of Average to Net Assets:
Gross expenses	1.06	%(5)	1.15%	1.32%	1.52%		1.64%	1.79%
Net expenses	0.92	(5)(6)	1.04 (6)	1.28 (6)	1.44	(6)	1.64	1.79
Net investment income	0.56	(5)	1.31	1.15	1.27		0.67	0.86
Portfolio Turnover Rate	41%		66%	70%	70%		117%	88%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	The Subadviser fully reimbursed the Fund for losses incurred resulting from a trading error. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments

	2008(1)(2)		2007(2)		2006		2005		2004		2003(2)

Net asset value, Beginning of Period	$8.07		$8.09		$8.35		$8.32		$8.18		$8.20

Income (Loss) from Operations:
Net investment income	0.22		0.38		0.37		0.30		0.27		0.35
Net realized and unrealized gain (loss)	0.32		—		(0.25)		0.05		0.15		0.04

Total Income from Operations	0.54		0.38		0.12		0.35		0.42		0.39

Less Distributions From:
From net investment income	(0.20)		(0.40)		(0.38)		(0.32)		(0.28)		(0.41)

Total Distributions	(0.20)		(0.40)		(0.38)		(0.32)		(0.28)		(0.41)

Net Asset Value, End of Period	$8.41		$8.07		$8.09		$8.35		$8.32		$8.18

Total return(3)	6.81%		4.82%		1.51%		4.30%		5.17%		4.78%
Net Assets, End of Period (000s)	$1,080,672		$861,089		$759,964		$533,845		$480,808		$317,858
Ratios to Average Net Assets:
Gross expenses	0.48	%(4)	0.54	%(5)	0.63%		0.75%		0.76%		0.77%
Net expenses	0.48	(4)	0.54	(5)(6)	0.61	(6)	0.71	(6)	0.76		0.77
Net investment income	5.27	(4)	4.68		4.50		3.65		3.25		4.22
Portfolio Turnover Rate	119	%(7)	325	%(7)	376	%(7)	376	%(7)	369	%(7)	257%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Ratio includes interest expense on short sales which represents .01%.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions have been included the portfolio turnover rate would have been 158%, 400%, 443% 418% and 392%, respectively.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments

	2008(1)(2)		2007(2)	2006	2005(2)	2004	2003

Net Asset Value, Beginning of Period	$4.58		$4.62	$4.78	$4.81	$4.61	$4.38

Income (Loss) From Operations:
Net investment income	0.19		0.38	0.39	0.31	0.32	0.36
Net realized and unrealized gain (loss)	(0.31)		(0.03)	(0.22)	0.03	0.21	0.25

Total Income from Operations	(0.12)		0.35	0.17	0.34	0.53	0.61

Less Distributions From:
From net investment income	(0.18)		(0.39)	(0.33)	(0.37)	(0.33)	(0.38)

Total Distributions	(0.18)		(0.39)	(0.33)	(0.37)	(0.33)	(0.38)

Net Asset Value, End of Period	$4.28		$4.58	$4.62	$4.78	$4.81	$4.61

Total Return(3)	(2.67)%		7.56%	3.80%	7.16%	11.81%	14.57%
Net Assets, End of Period (000s)	$132,783		$85,804	$110,207	$262,239	$239,650	$227,191
Ratios to Average Net Assets:
Gross expenses	0.90	%(4)	1.00%	0.90%	1.04%	0.99%	0.97%
Net expenses	0.75	(4)(5)	0.85 (5)	0.86 (5)	0.99 (5)	0.99	0.97
Net investment income	8.57	(4)	7.92	6.78	6.49	6.76	7.78
Portfolio Turnover Rate	29%		119%	108%	106%	127%	158%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments

	2008(1)(2)		2007(2)		2006(2)	2005(2)	2004(2)	2003(2)

Net asset value, Beginning of Period	$7.67		$7.78		$8.23	$8.16	$7.93	$7.47

Income (Loss) from Operations:
Net investment income	0.15		0.23		0.25	0.20	0.21	0.25
Net realized and unrealized gain (loss)	0.37		(0.05)		(0.39)	0.37	0.88	0.51

Total Income (Loss) from Operations	0.52		0.18		(0.14)	0.57	1.09	0.76

Less Distributions From:
From net investment income	(0.18)		(0.29)		(0.09)	(0.50)	(0.86)	(0.30)

Net realized gains	—		—		(0.06)	—	—	—

Return of capital	—		—		(0.16)	—	—	—

Total Distributions	(0.18)		(0.29)		(0.31)	(0.50)	(0.86)	(0.30)

Net Asset Value, End of Period	$8.01		$7.67		$7.78	$8.23	$8.16	$7.93

Total Return(3)	6.90%		2.33%		(1.70%)	6.86%	14.00%	10.28%
Net Assets, End of Period (millions)	$189		$189		$195	$154	$116	$112
Ratios to Average Net Assets:
Gross expenses	0.71	%(4)	0.78	%(5)	0.84%	1.01%	1.05%	1.04%
Net expenses	0.71	(4)	0.78	(5)(6)	0.82 (6)	0.95 (6)	1.05	1.04
Net investment income	3.82	(4)	3.00		3.25	2.38	2.60	3.21
Portfolio Turnover Rate	120%		433%		416%	346%	243%	288%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Ratio includes interest expense on short sales which represents .04%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments

	2008(1)(2)		2007(2)	2006	2005	2004(2)	2003

Net asset value, Beginning of Period	$8.94		$9.13	$9.26	$9.23	$8.95	$9.07

Income (Loss) from Operations:
Net investment income	0.17		0.35	0.32	0.32	0.33	0.35
Net realized and unrealized gain (loss)	(0.29)		(0.19)	(0.12)	0.06	0.30	(0.12)

Total Income from Operations	(0.12)		0.16	0.20	0.38	0.63	0.23

Less Distributions From:
From net investment income	(0.17)		(0.35)	(0.33)	(0.35)	(0.35)	(0.35)

Total Distributions	(0.17)		(0.35)	(0.33)	(0.35)	(0.35)	(0.35)

Net Asset Value, End of Period	$8.65		$8.94	$9.13	$9.26	$9.23	$8.95

Total return(3)	(1.45%)		1.77%	2.26%	4.17%	7.12%	2.51%
Net Assets, End of Period (000s)	$105,593		$69,638	$66,326	$40,423	$33,895	$28,386
Ratios to Average Net Assets:
Gross expenses	0.54	%(4)	0.59%	0.73%	0.90%	0.89%	0.88%
Net expenses	0.54	(4)	0.59 (5)	0.72 (5)	0.88 (5)	0.89	0.88
Net investment income	3.71	(4)	3.84	3.70	3.58	3.63	3.79
Portfolio Turnover Rate	4%		14%	26%	7%	19%	15%

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments

	2008(1)(2)		2007(2)	2006(2)	2005	2004		2003(2)

Net asset value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from Operations:
Net investment income	0.02		0.05	0.04	0.02	0.00	(3)	0.01

Total income from Operations	0.02		0.05	0.04	0.02	0.00	(3)	0.01

Less Distributions From:
From net investment income	(0.02)		(0.05)	(0.04)	(0.02)	0.00	(3)	(0.01)

Total Distributions	(0.02)		(0.05)	(0.04)	(0.02)	0.00	(3)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(4)	2.12%		4.86%	4.03%	2.17%	0.48%		0.85%
Net Assets, End of Period (000s)	$149,007		$118,345	$128,936	$96,376	$93,875		$110,461
Ratios to Average Net Assets:
Gross expenses	0.38	%(5)	0.48%	0.72%	1.14%	0.98%		0.90%
Net expenses(6)(7)	0.35	(5)	0.47	0.47	0.34	0.60		0.60
Net investment income	4.24	(5)	4.75	4.01	2.16	0.48		0.81

(1)	For the six months ended February 29, 2008 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.60%.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (formerly “Government Money Investments”), (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including, transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.

Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculate its net asset value per share (“NAV”), the Trust may fair value these investments in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments

Notes to Financial Statements
(continued)

required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment the IO.

(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized

Notes to Financial Statements
(continued)

gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enter into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value , if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

Notes to Financial Statements
(continued)

(j) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the Custodian and approved by the Funds.

(k) Lending of Portfolio Securities. The Trust has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At February 29, 2008, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:

Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$165,008,172	$168,766,180
Large Capitalization Value Equity Investments	103,900,517	106,278,472
Small Capitalization Growth Investments	90,792,136	92,844,175
Small Capitalization Value Equity Investments	55,753,739	57,329,046
International Equity Investments	123,881,842	128,590,225
Emerging Markets Equity Investments	28,296,253	29,031,952
Core Fixed Income Investments	24,171,835	24,968,410
High Yield Investments	6,397,700	6,557,786

(l) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(n) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Financial Statements
(continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(p) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(r) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(s) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Notes to Financial Statements
(continued)

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(v) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Subadviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1.

2.	Investment Management Agreement and Other Transactions with Affiliates

The Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”), an indirect, wholly-owned subsidiary of Citigroup Inc., serves as the investment manager (the “Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly. The Manager pays each Sub-adviser a subadviser fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to the Fund. The maximum allowable annual management fee, the aggregate advisory fee paid by CIAS to a Portfolio’s Sub-advisers and the fee retained by CIAS for the six months ended February 29, 2008, are indicated below:

		Citigroup Investment	Maximum
	Subadviser	Advisory Services Inc.	Allowable Annual
	Fee	(‘CIAS’) Fee retained	Management Fee

Large Capitalization Growth Investments	0.35%	0.25%	0.60
Large Capitalization Value Equity Investments	0.28%	0.30%	0.60
Small Capitalization Growth Investments	0.49%	0.30%	0.80
Small Capitalization Value Equity Investments	0.49%	0.30%	0.80
International Equity Investments	0.32%	0.30%	0.70
Emerging Markets Equity Investments	0.47%	0.30%	0.90
Core Fixed Income Investments	0.20%	0.20%	0.40
High Yield Investments	0.30%	0.25%	0.70
International Fixed Income Investments	0.25%	0.25%	0.50
Municipal Bond Investments	0.20%	0.20%	0.40
Money Market Investments	0.13%	0.00%	0.15

Notes to Financial Statements
(continued)

The Adviser has agreed to waive a portion of its fee. For the six months ended February 29, 2008, the amounts waived by the Adviser were as follows:

Management Fee Waivers

Fund

Large Capitalization Growth Investments	$431
Large Capitalization Value Equity Investments	189,386
Small Capitalization Growth Investments	17,213
Small Capitalization Value Equity Investments	22,954
International Equity Investments	691,058
Emerging Markets Equity Investments	430,854
High Yield Investments	90,075
Money Market Investments	19,869

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. BBH’s principal offices are located at 40 Water Street, Boston, MA 02109. For its administrative services, BBH receives an annual asset based fee of 0.0275% of the Trust’s assets up to $5 billion and 0.02% on assets in excess of $5 billion plus out-of pocket expenses. The fee is calculated daily and paid monthly based on aggregate Trust assets.

During the six months ended February 29, 2008, BBH did not waive any portion of its administration fee.

For the period ended February 29, 2008, the Funds paid Citigroup Institutional Trust Company, an indirect, wholly-owned subsidiary of Citigroup Inc., shareholder recordkeeping fees as follows:

Record Keeping Fees

Fund

Large Capitalization Growth Investments	$9,779
Large Capitalization Value Equity Investments	10,071
Small Capitalization Growth Investments	8,312
Small Capitalization Value Equity Investments	5,456
International Equity Investments	8,142
Emerging Markets Equity Investments	3,215
Core Fixed Income Investments	5,035
High Yield Investments	1,153
International Fixed Income Investments	1,700

For the period ended February 29, 2008, Citigroup Global Markets Inc. (“CGM”), the Trust’s distributor and an indirect, wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of:

Fund	Commissions

Large Capitalization Growth Investments	$34,248
Large Capitalization Value Equity Investments	5,279
Small Capitalization Growth Investments	76
International Equity Investments	53,179
Emerging Markets Equity Investments	18

All officers and two Trustees of the Trust are employees of Citigroup or its affiliates and do not receive compensation directly from the Trust.

Notes to Financial Statements
(continued)

3.	Investments

During the six months ended February 29, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations

Fund	Purchases	Sales	Purchases	Sales

Large Capitalization Growth Investments	$1,030,753,642	$1,157,164,761	—	—
Large Capitalization Value Equity Investments	583,591,811	497,110,801	—	—
Small Capitalization Growth Investments	146,383,310	158,696,324	—	—
Small Capitalization Value Equity Investments	43,685,991	59,327,283	—	—
International Equity Investments	973,114,926	830,736,973	—	—
Emerging Markets Equity Investments	365,757,634	242,429,433	—	—
Core Fixed Income Investments	311,652,901	193,149,822	$944,207,390	$1,009,106,448
High Yield Investments	83,236,878	30,945,745	—	—
International Fixed Income Investments	155,816,368	144,468,181	38,386,256	145,723,599
Municipal Bond Investments	97,313,910	3,678,972	—	—

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$2,384,988,404	$2,160,372,319	$224,616,085
Large Capitalization Value Equity Investments	1,751,425,656	1,734,662,581	16,763,075
Small Capitalization Growth Investments	432,524,853	413,378,244	19,146,609
Small Capitalization Value Equity Investments	350,507,825	344,144,059	6,363,766
International Equity Investments	1,793,130,215	1,698,163,534	94,966,681
Emerging Markets Equity Investments	704,886,654	522,971,233	181,915,421
Core Fixed Income Investments	1,374,607,259	1,355,593,263	19,013,996
High Yield Investments	135,737,352	144,071,450	(8,334,098)
International Fixed Income Investments	234,552,292	217,352,278	17,200,014
Municipal Bond Investments	103,841,730	107,856,358	(4,014,628)

At February 29, 2008, the Funds had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Value	Gain

Contracts to Buy:
MSCI Taiwan Index	223	3/08	$7,198,785	$7,238,580	$39,795

Net Unrealized Gain on Open Futures Contracts					$39,795

Notes to Financial Statements
(continued)

	Number of	Expiration	Basis	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
90 Day Sterling Futures	85	9/08	$19,973,375	$20,061,048	$87,673
90 Day Sterling Futures	127	12/08	29,818,040	30,071,292	253,252
Euro Euribor	65	6/08	23,638,147	23,671,456	33,309
Euro Euribor	119	9/08	43,435,595	43,492,813	57,218
Euro Euribor	18	3/09	6,549,023	6,603,684	54,661
Euro-Bund	64	3/08	11,381,139	11,375,235	(5,904)
Eurodollar	50	3/08	11,956,463	12,148,750	192,287
Eurodollar	313	6/08	75,187,013	76,403,300	1,216,287
Eurodollar	116	9/08	27,918,988	28,357,650	438,662
Eurodollar	17	3/09	4,119,650	4,153,525	33,875
Eurodollar	105	6/09	25,104,026	25,616,063	512,037
Eurodollar	33	9/09	7,885,363	8,033,850	148,487
Eurodollar	25	12/09	5,960,625	6,070,938	110,313
U.S. Treasury 10-Year Notes	960	6/08	110,883,733	112,590,000	1,706,267
U.S. Treasury 2-Year Notes	49	6/08	10,451,078	10,531,172	80,094
U.S. Treasury 5-Year Notes	104	6/08	11,582,123	11,882,000	299,877

					5,218,395

Contracts to Sell:
90 Day Sterling Futures	269	6/08	63,093,358	63,213,549	(120,191)
U.S. Treasury 10-Year Notes	79	3/08	9,234,360	9,376,313	(141,953)
U.S. Treasury 2-Year Notes	162	3/08	34,122,095	34,880,625	(758,530)
U.S. Treasury 5-Year Notes	138	3/08	15,658,688	15,846,282	(187,594)
U.S. Treasury Long Bond	279	3/08	32,203,938	33,392,813	(1,188,875)
U.S. Treasury Long Bond	33	6/08	3,876,243	3,914,625	(38,382)

					(2,435,525)

Net Unrealized Gain on Open Futures Contracts					$2,782,870

Notes to Financial Statements
(continued)

	Number of	Expiration	Basis	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euro Euribor	3	6/08	$1,088,381	$1,092,529	$4,148
Euro Euribor	7	9/08	2,553,650	2,558,401	4,751
Eurodollar	21	3/09	5,101,700	5,130,825	29,125
Eurodollar	111	9/09	26,854,075	27,022,950	168,875
Eurodollar	24	12/09	5,798,087	5,828,100	30,013
Japan Government Bonds - 10 Year	15	3/08	19,707,638	19,929,476	221,838
U.S. Treasury 10-Year Notes	417	6/08	47,705,406	48,906,281	1,200,875

					1,659,625

Contracts to Sell:
90 Day Sterling Futures	14	9/08	3,311,123	3,304,173	6,950
Euro Euribor	13	3/08	4,712,347	4,718,994	(6,647)
Euro Euribor	19	12/08	6,955,410	6,959,737	(4,327)
Euro Euribor	11	3/09	4,022,432	4,035,585	(13,153)
Euro-Bobl	75	3/08	12,552,579	12,679,551	(126,972)
Euro-Schatz	40	3/08	6,373,426	6,367,960	5,466
Euro-Schatz	66	6/08	10,530,281	10,552,229	(21,948)
U.S. Treasury 2-Year Notes	39	3/08	8,250,516	8,397,188	(146,672)
U.S. Treasury 2-Year Notes	17	6/08	3,628,437	3,653,672	(25,235)
U.S. Treasury 5-Year Notes	139	3/08	15,259,594	15,961,110	(701,516)
U.S. Treasury 5-Year Notes	330	6/08	37,239,767	37,702,500	(462,733)
U.S. Treasury Long Bond	38	6/08	4,371,492	4,507,750	(136,258)

					(1,633,045)

Net Unrealized Gain on Open Futures Contracts					$26,580

At February 29, 2008, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts

Core Fixed Income Investments	$7,771,185	$151,886
International Fixed Income Investments	1,346,080	120,514

During the six months ended February 29, 2008, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2007	67,200,172	$773,566
Options written	180,200,623	6,875,567
Options closed	(41,100,506)	(694,297)
Options expired	(7,000,091)	(103,826)

Options written, outstanding at February 29, 2008	199,300,198	6,851,010

Notes to Financial Statements
(continued)

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2007	129,399,965	1,926,736
Options written	51,300,147	1,427,263
Options closed	(112,499,965)	(1,889,463)
Options expired	(6,000,125)	(179,148)

Options written, outstanding at February 29, 2008	62,200,022	1,285,388

At February 29, 2008, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	7,292,251	$4,241,942	7/2/08	$529,110
Indian Rupee	141,265,434	3,536,868	5/12/08	146,421
Japanese Yen	505,340,000	4,851,815	3/13/08	103,566
Mexican Peso	8,982,412	836,063	3/13/08	48,063
Pound Sterling	3,630,000	7,207,601	3/6/08	(32,052)
Russian Ruble	176,857,400	7,276,260	7/10/08	270,896
Russian Ruble	13,328,210	541,391	11/19/08	4,072
South Korean Won	1,652,070,445	1,756,806	8/4/08	(30,581)
Swiss Franc	1,043,000	999,363	3/6/08	69,566
Yuan Renminbi	23,328,711	3,284,194	3/5/08	107,194
Yuan Renminbi	52,304,669	7,749,019	10/10/08	97,646

				1,313,901

Contracts to Sell:
Brazilian Real	4,986,478	2,900,661	7/2/08	(153,661)
Euro	1,973,000	2,993,667	3/27/08	(73,581)
Indian Rupee	21,632,520	541,614	5/12/08	4,386
Mexican Peso	8,982,412	836,063	3/13/08	(22,446)
Russian Ruble	63,117,185	2,596,765	7/10/08	(30,765)
Yuan Renminbi	23,328,711	3,284,194	3/5/08	(55,353)

				(331,420)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$982,481

International Fixed Income Investments

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Australian Dollar	9,198,311	$8,603,572	3/20/08	$240,771
Brazilian Real	7,748,737	4,601,759	3/4/08	678,935
Brazilian Real	9,359,081	5,444,229	7/2/08	394,260
Brazilian Real	3,273,520	1,845,387	12/2/08	74,001
Canadian Dollar	90,000	91,860	3/6/08	1,911

Notes to Financial Statements
(continued)

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

Chilean Peso	60,000,000	$131,800	3/13/08	$17,948
Chilean Peso	1,850,000	3,963	12/10/08	152
Euro	106,000	160,836	3/27/08	675
Indian Rupee	47,204,400	1,181,858	5/12/08	29,829
Indian Rupee	2,693,600	67,311	8/12/08	(556)
Japanese Yen	725,565,000	6,966,216	3/13/08	238,058
Malaysian Ringgits	10,611,249	3,318,340	5/12/08	159,932
Malaysian Ringgits	612,854	191,313	8/4/08	11,195
Mexican Peso	18,521,206	1,723,914	3/13/08	79,776
Mexican Peso	6,032,672	553,242	7/10/08	5,714
New Taiwan Dollar	12,428,584	402,443	3/28/08	15,501
New Zealand Dollar	4,342,198	3,479,389	3/13/08	69,027
Philippine Peso	20,075,220	493,606	5/19/08	(4,394)
Polish Zloty	7,061,000	3,048,935	3/13/08	123,308
Pound Sterling	156,000	309,748	3/6/08	683
Russian Ruble	29,390,715	1,209,192	7/10/08	48,192
Russian Ruble	18,808,820	764,014	11/19/08	5,746
Singapore Dollar	146,405	105,408	5/22/08	2,523
Singapore Dollar	316,819	228,814	8/28/08	4,666
Singapore Dollar	1,010,291	730,973	11/21/08	12,094
South Korean Won	1,668,896,070	1,775,876	5/30/08	(32,990)
South Korean Won	301,291,100	320,392	8/4/08	(1,608)
Yuan Renminbi	12,590,897	1,773,391	3/7/08	51,391
Yuan Renminbi	9,621,558	1,371,137	4/28/08	33,137
Yuan Renminbi	9,708,595	1,406,047	7/2/08	63,426

				2,323,303

Contracts to Sell:
Australian Dollar	5,382,000	5,042,626	3/6/08	(171,685)
Australian Dollar	3,588,000	3,359,028	3/13/08	(126,187)
Brazilian Real	7,748,737	4,601,759	3/4/08	(223,503)
Brazilian Real	4,198,503	2,442,292	7/2/08	(124,292)
Brazilian Real	631,350	355,912	12/2/08	(20,087)
Canadian Dollar	1,140,000	1,163,557	3/6/08	(24,946)
Chilean Peso	60,000,000	131,800	3/13/08	(17,964)
Danish Krone	14,819,000	3,019,571	3/6/08	(109,540)
Euro	51,335,000	77,891,475	3/27/08	(1,871,848)
Japanese Yen	841,774,067	8,081,949	3/13/08	(183,573)
Mexican Peso	18,521,206	1,723,914	3/13/08	(43,572)
Mexican Peso	6,096,226	559,071	7/10/08	(11,071)
New Zealand Dollar	4,324,000	3,468,535	3/6/08	(59,061)
Polish Zloty	7,061,000	3,048,935	3/13/08	(603,312)
Polish Zloty	7,061,000	3,016,155	7/10/08	(114,811)
Pound Sterling	3,559,000	7,066,626	3/6/08	(22,119)
Russian Ruble	15,322,915	623,295	11/5/08	(7,978)
Russian Ruble	4,333,120	176,011	11/19/08	(11)
Singapore Dollar	53,817	38,675	3/31/08	(675)

Notes to Financial Statements
(continued)

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

South Korean Won	674,089,200	$717,300	5/30/08	$20,700
South Korean Won	601,331,000	639,453	8/4/08	(6,793)
Yuan Renminbi	12,590,897	1,773,391	3/7/08	(60,666)
Yuan Renminbi	9,621,558	1,371,137	4/28/08	(15,519)
Yuan Renminbi	9,708,595	1,406,047	7/2/08	(62,204)

				(3,860,717)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,537,414)

At February 29, 2008, Core Fixed Income Investments held the following interest rate swap contracts:

Swap Counterparty:	Morgan Stanley	Barclays Bank PLC
Effective Date:	December 15, 2008	June 18, 2008
Notional Amount:	5,700,000 AUD	16,800,000 USD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 4.00%
Termination Date:	December 15, 2009	June 18, 2013
Unrealized Depreciation/Appreciation	$(37,943)	$205,731

Swap Counterparty:	UBS Securities LLC	Deutsche Bank AG
Effective Date:	September 15, 2008	June 18, 2008
Notional Amount:	56,000,000 AUD	5,500,000 USD
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 5.00%
Termination Date:	September 15, 2009	June 18, 2015
Unrealized Depreciation/Appreciation	$(359,530)	$189,194

Swap Counterparty:	Goldman Sachs & Co.	Deutsche Bank AG
Effective Date:	May 16, 2007	June 18, 2008
Notional Amount:	8,400,000 BRL	300,000 USD
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 10.15%	Fixed Rate, 5.00%
Termination Date:	January 2, 2012	June 18, 2038
Unrealized Depreciation/Appreciation	$(319,258)	$12,970

Swap Counterparty:	Goldman Sachs & Co.	Goldman Sachs & Co.
Effective Date:	May 16, 2007	June 18, 2008
Notional Amount:	28,300,000 BRL	34,300,000 USD
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 10.12%	Fixed Rate, 4.00%
Termination Date:	January 2, 2012	June 18, 2013
Unrealized Depreciation/Appreciation	$(745,774)	$1,239,641

Swap Counterparty:	Deutsche Bank AG	Lehman Brothers, Inc.
Effective Date:	June 18, 2014	May 18, 2007
Notional Amount:	1,600,000 EUR	2,100,000 USD
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.65%
Termination Date:	June 18, 2034	May 18, 2017
Unrealized Appreciation	$5,228	$113,841

Notes to Financial Statements
(continued)

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	December 19, 2007	May 24, 2007
Notional Amount:	4,700,000 GBP	1,200,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (ATMF Straddle Premium)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 4.52%
Termination Date:	June 18, 2008	May 24, 2017
Unrealized Appreciation	$4,388	$78,643

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	September 15, 2006	January 23, 2009
Notional Amount:	3,300,000 GBP	1,300,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (ICAP CMM FRA Fixing Rate)
Termination Date:	September 15, 2010	January 24, 2009
Unrealized Appreciation	$29,421	$90,399

Swap Counterparty:	HSBC Bank USA	Merrill Lynch & Co., Inc.
Effective Date:	June 15, 2007	December 17, 2008
Notional Amount:	4,400,000 GBP	10,100,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 4.00%
Termination Date:	June 15, 2009	December 17, 2010
Unrealized Appreciation	$67,111	$205,797

Swap Counterparty:	Morgan Stanley	Merrill Lynch & Co., Inc.
Effective Date:	September 18, 2008	June 18, 2008
Notional Amount:	5,400,000 GBP	16,000,000 USD
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 4.00%
Termination Date:	September 18, 2009	June 18, 2013
Unrealized Appreciation	$106,790	$129,108

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	June 20, 2008	June 18, 2008
Notional Amount:	30,000,000 JPY	30,100,000 USD
Payments Made by Fund:	Fixed Rate, 2.00%	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 20, 2017	June 18, 2010
Unrealized Depreciation	$(4,246)	$(274,118)

Swap Counterparty:	Royal Bank of Scotland PLC	Morgan Stanley
Effective Date:	June 20, 2008	June 18, 2008
Notional Amount:	10,000,000 JPY	2,600,000 USD
Payments Made by Fund:	Fixed Rate, 2.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 4.00%
Termination Date:	June 20, 2017	June 18, 2013
Unrealized Depreciation/Appreciation	$(1,851)	$104,193

Swap Counterparty:	UBS Securities LLC	Morgan Stanley
Effective Date:	June 20, 2008	June 18, 2008
Notional Amount:	90,000,000 JPY	16,200,000 USD
Payments Made by Fund:	Fixed Rate, 2.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 5.00%
Termination Date:	June 20, 2017	June 18, 2018
Unrealized Depreciation/Appreciation	$(16,615)	$457,817

Notes to Financial Statements
(continued)

Swap Counterparty:	Merrill Lynch & Co., Inc.	Morgan Stanley
Effective Date:	November 17, 2006	June 18, 2008
Notional Amount:	44,000,000 MXN	1,000,000 USD
Payments Made by Fund:	Floating Rate (28 Day Mexico Interbank TIIE Banxico)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 8.17%	Fixed Rate, 5.00%
Termination Date:	November 4, 2016	June 18, 2038
Unrealized Appreciation	$43,846	$47,933

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008	June 18, 2008
Notional Amount:	68,000,000 USD	700,000 USD
Payments Made by Fund:	Fixed Rate, 4.00%	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2010	June 18, 2010
Unrealized Depreciation	$(614,429)	$(6,424)

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007	June 18, 2008
Notional Amount:	100,000 USD	17,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Fixed Rate, 4.00%
Termination Date:	June 20, 2022	June 18, 2013
Unrealized Depreciation/Appreciation	$(8,783)	$738,113

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008	June 18, 2008
Notional Amount:	14,600,000 USD	3,300,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2023	June 18, 2023
Unrealized Appreciation/Depreciation	$462,786	$(36,344)

Swap Counterparty:	Bank of America	Royal Bank of Scotland PLC
Effective Date:	June 15, 2005	June 18, 2008
Notional Amount:	1,500,000 USD	5,800,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 5.00%
Termination Date:	June 15, 2035	June 18, 2038
Unrealized Appreciation	$113,676	$265,601

At February 29, 2008, Core Fixed Income Investments held the following index-linked swap contract:

Swap Counterparty:	UBS Securities LLC
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (French CPI Ex-Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.15%
Termination Date:	October 15, 2010
Unrealized Appreciation	$1,327

Notes to Financial Statements
(continued)

At February 29, 2008, Core Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	September 15, 2007	September 21, 2007
Reference Entity:	Black & Decker Corp.	Dow Jones CDX IG9 10Y Index
Notional Amount:	500,000 USD	4,600,000 USD
Termination Date:	December 20, 2012	December 20, 2017
Unrealized Appreciation	$19,102	$310,230

Swap Counterparty:	Bank of America	Goldman Sachs & Co.
Effective Date:	September 15, 2007	July 19, 2006
Reference Entity:	Clorox Co.	ABX HE AAA 06-2 Index
Notional Amount:	500,000 USD	10,300,000 USD
Termination Date:	December 20, 2012	May 25, 2046
Unrealized Appreciation/Depreciation	$12,812	$(446,863)

Swap Counterparty:	Bank of America	J.P. Morgan Chase & Co.
Effective Date:	September 15, 2007	September 21, 2006
Reference Entity:	Sherwin-Williams	Dow Jones CDX XO7 Index
Notional Amount:	600,000 USD	1,942,858 USD
Termination Date:	December 20, 2012	December 20, 2011
Unrealized Appreciation	$18,131	$122,242

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	October 19, 2006	March 21, 2007
Reference Entity:	ISTAR Financial	Dow Jones CDX IG8 Index
Notional Amount:	300,000 USD	1,300,000 USD
Termination Date:	March 20, 2011	June 20, 2012
Unrealized Appreciation	$56,008	$53,016

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	October 18, 2006	September 15, 2007
Reference Entity:	Daimler Finance North America	Masco Corp.
Notional Amount:	600,000 USD	1,400,000 USD
Termination Date:	September 20, 2011	September 20, 2012
Unrealized Appreciation	$6,102	$127,200

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	November 14, 2006	September 15, 2007
Reference Entity:	Daimler Finance North America	Viacom
Notional Amount:	300,000 USD	800,000 USD
Termination Date:	September 20, 2011	September 20, 2012
Unrealized Appreciation	$3,531	$35,103

Swap Counterparty:	Barclays Bank PLC	Lehman Brothers, Inc.
Effective Date:	September 21, 2006	September 15, 2007
Reference Entity:	Dow Jones CDX HVOL7 Index	Kohl’s Corp.
Notional Amount:	1,900,000 USD	500,000 USD
Termination Date:	December 20, 2011	December 20, 2012
Unrealized Appreciation	$158,150	$24,878

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	May 19, 2007	March 28, 2007
Reference Entity:	Baxter International Inc.	Dow Jones CDX HY-8 100 Index
Notional Amount:	800,000 USD	5,346,000 USD
Termination Date:	June 20, 2012	June 20, 2012
Unrealized Appreciation	$10,957	$489,891

Notes to Financial Statements
(continued)

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	May 19, 2007	July 24, 2007
Reference Entity:	Schlumberger Ltd.	GMAC
Notional Amount:	1,000,000 USD	4,000,000 USD
Termination Date:	June 20, 2012	September 20, 2017
Unrealized Appreciation/Depreciation	$19,401	$(855,327)

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	December 8, 2007	April 4, 2007
Reference Entity:	Safeway Inc.	Saratoga CLO I, Ltd.
Notional Amount:	2,000,000 USD	1,000,000 USD
Termination Date:	December 20, 2012	December 15, 2019
Unrealized Appreciation	$43,357	$208,556

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	December 11, 2007	April 4, 2007
Reference Entity:	Sherwin-Williams	Saratoga CLO I, Ltd.
Notional Amount:	3,500,000 USD	1,100,000 USD
Termination Date:	December 20, 2012	December 15, 2019
Unrealized Appreciation	$82,853	$166,403

Swap Counterparty:	Barclays Bank PLC	Merrill Lynch & Co., Inc.
Effective Date:	March 21, 2007	April 4, 2007
Reference Entity:	Dow Jones CDX 10 YR Index	Race Point CLO
Notional Amount:	4,700,000 USD	800,000 USD
Termination Date:	June 20, 2017	April 15, 2020
Unrealized Depreciation	$(278,147)	$179,591

Swap Counterparty:	Bear Stearns & Co., Inc.	Merrill Lynch & Co., Inc.
Effective Date:	September 15, 2007	April 4, 2007
Reference Entity:	Nordstrom Inc.	Race Point CLO
Notional Amount:	600,000 USD	1,100,000 USD
Termination Date:	December 20, 2012	April 15, 2020
Unrealized Appreciation	$23,099	$298,372

Swap Counterparty:	Bear Stearns & Co., Inc.	Morgan Stanley
Effective Date:	June 28, 2005	June 20, 2007
Reference Entity:	Trinity CDO, Ltd.	Russian Federation
Notional Amount:	2,000,000 USD	200,000 USD
Termination Date:	March 8, 2040	June 20, 2008
Unrealized Appreciation/Depreciation	$1,265,376	$(163)

Swap Counterparty:	Bear Stearns & Co., Inc.	Morgan Stanley
Effective Date:	October 17, 2006	April 6, 2007
Reference Entity:	ESP Funding, Ltd.	Target Corp.
Notional Amount:	510,775 USD	1,900,000 USD
Termination Date:	October 5, 2046	June 20, 2012
Unrealized Appreciation	$405,022	$57,113

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	July 27, 2007	September 15, 2007
Reference Entity:	Morgan Stanley	TJX Cos., Inc. (the)
Notional Amount:	2,100,000 USD	600,000 USD
Termination Date:	September 20, 2012	December 20, 2012
Unrealized Depreciation/Appreciation	$(90,106)	$9,080

Notes to Financial Statements
(continued)

Swap Counterparty:	BNP Paribas Bank	Morgan Stanley
Effective Date:	November 16, 2006	October 26, 2006
Reference Entity:	HSBC Finance Corp.	Sealed Air Corp.
Notional Amount:	300,000 USD	300,000 USD
Termination Date:	December 20, 2013	September 20, 2013
Unrealized Appreciation	$33,223	$9,793

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Morgan Stanley
Effective Date:	July 19, 2006	September 21, 2006
Reference Entity:	ABX HE AAA 06-2 Index	Dow Jones CDX IG7 10 YR Index
Notional Amount:	400,000 USD	1,100,000 USD
Termination Date:	May 25, 2046	December 20, 2016
Unrealized Depreciation/Appreciation	$(20,893)	$80,509

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Royal Bank of Scotland PLC
Effective Date:	November 10, 2007	April 13, 2007
Reference Entity:	GM Corp.	Autozone Inc.
Notional Amount:	500,000 USD	800,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(40,111)	$30,129

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	September 20, 2007	April 24, 2007
Reference Entity:	Dow Jones CDX HY-9 100 Index	Autozone Inc.
Notional Amount:	4,752,000 USD	400,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(330,804)	$15,979

Swap Counterparty:	Deutsche Bank AG	Royal Bank of Scotland PLC
Effective Date:	October 26, 2006	April 28, 2007
Reference Entity:	Goodrich Corp.	Autozone Inc.
Notional Amount:	300,000 USD	300,000 USD
Termination Date:	September 20, 2016	June 20, 2017
Unrealized Appreciation	$4,209	$11,870

Swap Counterparty:	Goldman Sachs & Co.	Royal Bank of Scotland PLC
Effective Date:	January 10, 2007	April 13, 2007
Reference Entity:	AIG Corp.	Newell Rubbermaid Inc.
Notional Amount:	1,500,000 USD	400,000 USD
Termination Date:	March 20, 2008	June 20, 2017
Unrealized Depreciation/Appreciation	$(1,257)	$12,906

Swap Counterparty:	Goldman Sachs & Co.	UBS Securities LLC
Effective Date:	September 21, 2007	April 13, 2007
Reference Entity:	Dow Jones CDX IG9 5YR Index	Newell Rubbermaid Inc.
Notional Amount:	23,600,000 USD	200,000 USD
Termination Date:	December 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(445,784)	$6,531

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	September 15, 2007
Reference Entity:	Wal-Mart Stores Inc.
Notional Amount:	600,000 USD
Termination Date:	December 20, 2012
Unrealized Appreciation	$5,655

Notes to Financial Statements
(continued)

At February 29, 2008, International Fixed Income Investments held the following interest rate swap contracts:

Swap Counterparty:	BNP Paribas Bank	Deutsche Bank AG
Effective Date:	February 5, 2008	December 15, 2006
Notional Amount:	1,700,000	10,100,000 EUR
Payments Made by Fund:	Floating Rate (Spreadlock - USSP2)	Fixed Rate, 4.00%
Payments Received by Fund:	Fixed Rate, 0.71%	Floating Rate (6-Month EUR Euribor)
Termination Date:	February 5, 2009	December 15, 2011
Unrealized Depreciation/Appreciation	$(5,815)	$286,739

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	September 15, 2008	June 15, 2007
Notional Amount:	11,700,000 AUD	3,000,000 EUR
Payments Made by Fund:	Floating Rate (3-Month AUD BB)	Floating Rate (6-Month EUR-Euribor)
Payments Received by Fund:	Fixed Rate, 7.00%	Fixed Rate, 4.00%
Termination Date:	September 15, 2009	December 15, 2011
Unrealized Depreciation/Appreciation	$(81,329)	$111,574

Swap Counterparty:	Credit Suisse Securities (USA) LLC	Deutsche Bank AG
Effective Date:	June 16, 2008	September 19, 2007
Notional Amount:	2,100,000 AUD	5,100,000 EUR
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month EUR Euribor)
Payments Received by Fund:	Fixed Rate, 7.25%	Fixed Rate, 4.00%
Termination Date:	June 15, 2013	September 19, 2012
Unrealized Depreciation/Appreciation	$(26,597)	$219,860

Swap Counterparty:	Deutsche Bank AG	Deutsche Bank AG
Effective Date:	January 15, 2008	September 17, 2008
Notional Amount:	8,050,000 AUD	27,100,000 EUR
Payments Made by Fund:	Floating Rate (3-Month AUD BB)	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.50%	Fixed Rate, 4.00%
Termination Date:	January 15, 2009	September 17, 2013
Unrealized Depreciation/Appreciation	$(80,782)	$132,391

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	June 16, 2008	June 15, 2007
Notional Amount:	12,500,000 AUD	51,900,000 EUR
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 5.00%
Payments Received by Fund:	Fixed Rate, 7.00%	Floating Rate (6-Month EUR Euribor)
Termination Date:	June 15, 2010	December 15, 2011
Unrealized Depreciation	$(170,721)	$(1,396,027)

Notes to Financial Statements
(continued)

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	June 16, 2008	September 17, 2008
Notional Amount:	3,800,000 AUD	13,900,000 EUR
Payments Made by Fund:	Fixed Rate, 6.50%	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 4.00%
Termination Date:	June 15, 2017	September 17, 2013
Unrealized Appreciation	$98,344	$160,740

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	December 15, 2007	March 19, 2008
Notional Amount:	900,000 AUD	1,200,000 EUR
Payments Made by Fund:	Fixed Rate, 6.75%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month EUR Euribor)
Termination Date:	December 15, 2017	March 19, 2038
Unrealized Appreciation/Depreciation	$24,023	$(123,145)

Swap Counterparty:	HSBC Bank USA	Morgan Stanley
Effective Date:	June 15, 2007	September 17, 2008
Notional Amount:	7,500,000 AUD	10,600,000 EUR
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%	Fixed Rate, 3.50%
Termination Date:	June 15, 2012	September 17, 2010
Unrealized Depreciation/Appreciation	$(378,634)	$373

Swap Counterparty:	HSBC Bank USA	Morgan Stanley
Effective Date:	June 15, 2007	December 15, 2008
Notional Amount:	4,300,000 AUD	4,900,000 EUR
Payments Made by Fund:	Fixed Rate, 6.00%	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month AUD BBSW)	Fixed Rate, 4.00%
Termination Date:	June 15, 2017	December 15, 2014
Unrealized Appreciation	$338,825	$106,233

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	June 16, 2008	January 11, 2005
Notional Amount:	4,700,000 AUD	3,900,000 EUR
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 6.00%
Payments Received by Fund:	Fixed Rate, 7.00%	Floating Rate (6-Month EUR Euribor)
Termination Date:	June 15, 2010	June 18, 2034
Unrealized Depreciation/Appreciation	$(60,787)	$49,341

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	June 16, 2008	June 18, 2014
Notional Amount:	2,400,000 AUD	2,900,000 EUR
Payments Made by Fund:	Fixed Rate, 6.50%	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month AUD BB)	Fixed Rate, 4.50%
Termination Date:	June 15, 2017	June 18, 2034
Unrealized Appreciation/Depreciation	$57,870	$(12,513)

Notes to Financial Statements
(continued)

Swap Counterparty:	UBS Securities LLC	Royal Bank of Scotland PLC
Effective Date:	March 15, 2009	June 18, 2014
Notional Amount:	12,400,000 AUD	400,000 EUR
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month EUR-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.50%	Fixed Rate, 4.50%
Termination Date:	March 15, 2010	June 18, 2034
Unrealized Appreciation/Depreciation	$7,014	$(1,486)

Swap Counterparty:	UBS Securities LLC	Barclays Bank PLC
Effective Date:	June 16, 2008	June 15, 2007
Notional Amount:	12,100,000 AUD	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6-Month AUD BB)	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 7.25%	Fixed Rate, 5.00%
Termination Date:	June 16, 2011	June 15, 2009
Unrealized Depreciation/Appreciation	$(94,692)	$6,055

Swap Counterparty:	Goldman Sachs & Co.	Barclays Bank PLC
Effective Date:	May 16, 2007	September 15, 2005
Notional Amount:	12,400,000 BRL	500,000 GBP
Payments Made by Fund:	Floating Rate (BR-CDI-Compounded)	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 10.15%	Fixed Rate, 5.00%
Termination Date:	January 2, 2012	September 15, 2015
Unrealized Depreciation	$(243,862)	$(29,467)

Swap Counterparty:	UBS Securities LLC	Barclays Bank PLC
Effective Date:	July 3, 2007	December 15, 2015
Notional Amount:	8,000,000 BRL	2,100,000 GBP
Payments Made by Fund:	Fixed Rate, 10.58%	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (BR-CDI-Compounded)	Floating Rate (6-Month GBP-LIBOR)
Termination Date:	January 2, 2012	December 15, 2035
Unrealized Depreciation/Appreciation	$(150,638)	$436,254

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	March 19, 2008	September 15, 2006
Notional Amount:	13,300,000 EUR	400,000 GBP
Payments Made by Fund:	Floating Rate (6-Month EUR-LIBOR)	Floating Rate (6-Month GBP-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Termination Date:	March 19, 2010	September 15, 2015
Unrealized Appreciation/Depreciation	$245,342	$(3,865)

Swap Counterparty:	Goldman Sachs & Co.	Deutsche Bank AG
Effective Date:	June 15, 2007	June 20, 2008
Notional Amount:	500,000 GBP	360,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 2.00%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	June 15, 2009	June 20, 2017
Unrealized Depreciation	$(6,323)	$(49,847)

Notes to Financial Statements
(continued)

Swap Counterparty:	Goldman Sachs & Co.	Deutsche Bank AG
Effective Date:	March 20, 2008	December 20, 2007
Notional Amount:	4,900,000 GBP	250,000,000 JPY
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 2.50%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	March 20, 2010	December 20, 2027
Unrealized Depreciation	$(11,111)	$(105,573)

Swap Counterparty:	Goldman Sachs & Co.	Goldman Sachs & Co.
Effective Date:	March 20, 2008	March 19, 2008
Notional Amount:	5,500,000 GBP	440,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 1.00%
Termination Date:	March 20, 2013	March 18, 2009
Unrealized Appreciation	$253,336	$4,577

Swap Counterparty:	Goldman Sachs & Co.	Goldman Sachs & Co.
Effective Date:	March 20, 2008	June 20, 2008
Notional Amount:	2,500,000 GBP	950,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 2.00%
Payments Received by Fund:	Fixed Rate, 5.50%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	March 20, 2013	June 20, 2010
Unrealized Appreciation/Depreciation	$118,178	$(156,643)

Swap Counterparty:	Goldman Sachs & Co.	Goldman Sachs & Co.
Effective Date:	September 15, 2006	December 20, 2005
Notional Amount:	500,000 GBP	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 1.50%
Termination Date:	September 15, 2015	December 20, 2015
Unrealized Appreciation/Depreciation	$19,957	$(58,008)

Swap Counterparty:	HSBC Bank USA	Goldman Sachs & Co.
Effective Date:	September 15, 2006	June 20, 2008
Notional Amount:	4,400,000 GBP	850,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 2.00%
Termination Date:	September 15, 2010	June 20, 2017
Unrealized Appreciation/Depreciation	$16,832	$(119,007)

Swap Counterparty:	HSBC Bank USA	Goldman Sachs & Co.
Effective Date:	September 15, 2006	December 20, 2007
Notional Amount:	200,000 GBP	270,000,000 JPY
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 3.00%
Payments Received by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 15, 2015	June 20, 2036
Unrealized Appreciation/Depreciation	$8,534	$(248,116)

Notes to Financial Statements
(continued)

Swap Counterparty:	J.P. Morgan Chase & Co.	Morgan Stanley
Effective Date:	September 15, 2006	March 19, 2008
Notional Amount:	800,000 GBP	2,750,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 1.00%
Termination Date:	September 15, 2015	March 18, 2009
Unrealized Depreciation/Appreciation	$(9,827)	$28,277

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	June 15, 2007	June 20, 2008
Notional Amount:	1,800,000 GBP	420,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%	Fixed Rate, 1.50%
Termination Date:	June 15, 2009	December 20, 2012
Unrealized Depreciation/Appreciation	$(1,881)	$31,331

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	September 15, 2006	June 20, 2008
Notional Amount:	1,700,000 GBP	40,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 1.50%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 15, 2010	June 20, 2015
Unrealized Depreciation	$(14,376)	$(4,260)

Swap Counterparty:	Royal Bank of Scotland PLC	Morgan Stanley
Effective Date:	September 15, 2006	September 27, 2006
Notional Amount:	1,200,000 GBP	400,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month GBP-LIBOR)	Fixed Rate, 1.98%
Payments Received by Fund:	Fixed Rate, 5.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	September 15, 2015	September 27, 2016
Unrealized Depreciation	$(16,023)	$(162,728)

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	June 20, 2008	June 20, 2007
Notional Amount:	330,000,000 JPY	270,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 2.50%
Payments Received by Fund:	Fixed Rate, 1.50%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2012	June 20, 2036
Unrealized Appreciation/Depreciation	$763	$(122,536)

Swap Counterparty:	Barclays Bank PLC	UBS Securities LLC
Effective Date:	June 20, 2008	September 18, 2007
Notional Amount:	60,000,000 JPY	1,930,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 1.00%
Termination Date:	June 20, 2017	September 18, 2008
Unrealized Depreciation	$(8,491)	$(31,453)

Notes to Financial Statements
(continued)

Swap Counterparty:	Barclays Bank PLC	UBS Securities LLC
Effective Date:	December 20, 2006	March 19, 2008
Notional Amount:	280,000,000 JPY	1,190,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 1.00%
Payments Received by Fund:	Fixed Rate, 2.00%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2025	March 18, 2009
Unrealized Appreciation	$169,882	$297,481

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	March 19, 2008	June 20, 2008
Notional Amount:	150,000,000 JPY	530,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)	Floating Rate (6-Month JPY-LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%	Fixed Rate, 1.50%
Termination Date:	March 18, 2009	December 20, 2012
Unrealized Appreciation	$40,813	$39,628

Swap Counterparty:	Deutsche Bank AG	UBS Securities LLC
Effective Date:	June 20, 2008	June 20, 2007
Notional Amount:	230,000,000 JPY	90,000,000 JPY
Payments Made by Fund:	Floating Rate (6-Month JPY-LIBOR)	Fixed Rate, 2.50%
Payments Received by Fund:	Fixed Rate, 1.50%	Floating Rate (6-Month JPY-LIBOR)
Termination Date:	December 20, 2012	June 20, 2036
Unrealized Appreciation/Depreciation	$16,627	$(30,488)

Swap Counterparty:	Bank of America	Deutsche Bank AG
Effective Date:	December 18, 2013	June 18, 2008
Notional Amount:	32,000,000 USD	6,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	December 18, 2015	June 18, 2015
Unrealized Depreciation	$(87,612)	$(206,394)

Swap Counterparty:	Bank of America	Merrill Lynch & Co., Inc.
Effective Date:	June 18, 2008	May 21, 2009
Notional Amount:	2,600,000 USD	1,000,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (ICAP CMM FRA Fixing Rate)
Termination Date:	June 18, 2038	May 22, 2009
Unrealized Appreciation/Depreciation	$18,139	$(27,831)

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	June 17, 2009	June 18, 2008
Notional Amount:	17,400,000 USD	18,700,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Termination Date:	June 17, 2010	June 18, 2018
Unrealized Appreciation	$82,694	$969,937

Notes to Financial Statements
(continued)

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	June 18, 2008	June 20, 2007
Notional Amount:	30,500,000 USD	300,000 USD
Payments Made by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Termination Date:	June 18, 2010	June 20, 2037
Unrealized Appreciation	$141,274	$12,965

Swap Counterparty:	Barclays Bank PLC	Morgan Stanley
Effective Date:	June 18, 2008	June 18, 2008
Notional Amount:	11,500,000 USD	2,700,000 USD
Payments Made by Fund:	Fixed Rate, 4.00%	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2013	June 18, 2038
Unrealized Depreciation	$(109,299)	$(129,420)

Swap Counterparty:	Barclays Bank PLC	Royal Bank of Scotland PLC
Effective Date:	June 20, 2007	June 18, 2008
Notional Amount:	2,000,000 USD	14,400,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Fixed Rate, 4.00%
Termination Date:	June 20, 2037	June 18, 2010
Unrealized Appreciation	$86,396	$148,417

Swap Counterparty:	Barclays Bank PLC	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008	June 17, 2009
Notional Amount:	4,700,000 USD	46,100,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Fixed Rate, 4.00%
Termination Date:	June 18, 2038	June 17, 2011
Unrealized Appreciation	$29,641	$487,352

Swap Counterparty:	Royal Bank of Scotland PLC	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008	June 18, 2008
Notional Amount:	11,600,000 USD	600,000 USD
Payments Made by Fund:	Fixed Rate, 4.00%	Floating Rate (3-Month USD-LIBOR)
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)	Fixed Rate, 5.00%
Termination Date:	June 18, 2013	June 18, 2018
Unrealized Depreciation/Appreciation	$(27,599)	$25,871

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	June 18, 2008
Notional Amount:	1,600,000 USD
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3-Month USD-LIBOR)
Termination Date:	June 18, 2015
Unrealized Depreciation	$(61,013)

Notes to Financial Statements
(continued)

At February 29, 2008, International Fixed Income Investments held the following index-linked swap contract:

Swap Counterparty:	Goldman Sachs & Co.
Effective Date:	June 15, 2007
Notional Amount:	1,300,000 EUR
Payments Made by Fund:	Floating Rate (French CPI Ex Tobacco Daily Reference Index)
Payments Received by Fund:	Fixed Rate, 2.08%
Termination Date:	June 15, 2012
Unrealized Depreciation	$(25,438)

At February 29, 2008, International Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC	Barclays Bank PLC
Effective Date:	September 20, 2007	September 27, 2006
Reference Entity:	Dow Jones I Traxx	XL Capital Europe PLC
Notional Amount:	1,500,000 EUR	100,000 USD
Termination Date:	December 20, 2012	March 20, 2012
Unrealized Appreciation	$107,659	$9,960

Swap Counterparty:	Barclays Bank PLC	Barclays Bank PLC
Effective Date:	September 20, 2006	June 2, 2007
Reference Entity:	Dow Jones I Traxx	Capital One Bank
Notional Amount:	200,000 EUR	400,000 USD
Termination Date:	December 20, 2016	June 20, 2012
Unrealized Appreciation	$21,880	$49,163

Swap Counterparty:	BNP Paribas Bank	Barclays Bank PLC
Effective Date:	September 20, 2006	June 2, 2007
Reference Entity:	Dow Jones I Traxx	Weyerhaeuser Co.
Notional Amount:	600,000 EUR	100,000 USD
Termination Date:	December 20, 2016	June 20, 2017
Unrealized Appreciation	$65,633	$7,928

Swap Counterparty:	Deutsche Bank AG	Bear Stearns & Co., Inc.
Effective Date:	September 20, 2006	September 22, 2006
Reference Entity:	Dow Jones I Traxx	CNA Financial Corp.
Notional Amount:	100,000 EUR	100,000 USD
Termination Date:	December 20, 2016	September 20, 2011
Unrealized Appreciation	$12,168	$2,852

Swap Counterparty:	HSBC Bank USA	Bear Stearns & Co., Inc.
Effective Date:	September 20, 2006	September 27, 2006
Reference Entity:	Dow Jones I Traxx	HJ Heinz Finance Co.
Notional Amount:	100,000 EUR	100,000 USD
Termination Date:	December 20, 2016	March 20, 2012
Unrealized Appreciation	$10,943	$916

Swap Counterparty:	J.P. Morgan Chase & Co.	Bear Stearns & Co., Inc.
Effective Date:	September 20, 2006	May 4, 2007
Reference Entity:	Dow Jones I Traxx	Diamond Offshore Drilling Inc.
Notional Amount:	100,000 EUR	100,000 USD
Termination Date:	December 20, 2016	June 20, 2012
Unrealized Appreciation	$10,939	$1,593

Notes to Financial Statements
(continued)

Swap Counterparty:	Bank of America	Bear Stearns & Co., Inc.
Effective Date:	April 6, 2007	October 28, 2006
Reference Entity:	Lehman Brothers Holdings Inc.	Goldman Sachs Group Inc.
Notional Amount:	500,000 USD	200,000 USD
Termination Date:	June 20, 2008	March 20, 2016
Unrealized Depreciation/Appreciation	$(3,737)	$14,321

Swap Counterparty:	Bank of America	Credit Suisse Securities (USA) LLC
Effective Date:	April 6, 2007	October 12, 2006
Reference Entity:	Merrill Lynch & Co. Inc.	Centerpoint Energy Inc.
Notional Amount:	600,000 USD	200,000 USD
Termination Date:	June 20, 2008	June 20, 2008
Unrealized Depreciation/Appreciation	$(4,020)	$286

Swap Counterparty:	Bank of America	Credit Suisse Securities (USA) LLC
Effective Date:	January 12, 2008	December 15, 2007
Reference Entity:	GMAC	Gazprom
Notional Amount:	500,000 USD	300,000 USD
Termination Date:	March 20, 2009	December 20, 2008
Unrealized Appreciation/Depreciation	$189	$(37)

Swap Counterparty:	Bank of America	Credit Suisse Securities (USA) LLC
Effective Date:	October 25, 2007	October 18, 2006
Reference Entity:	HSBC Finance Corp.	ISTAR Financial
Notional Amount:	200,000 USD	300,000 USD
Termination Date:	June 20, 2012	March 20, 2012
Unrealized Appreciation	$14,436	$63,171

Swap Counterparty:	Bank of America	Deutsche Bank AG
Effective Date:	June 2, 2007	April 6, 2007
Reference Entity:	Noble Corp.	Bear Stearns Cos., Inc.
Notional Amount:	100,000 USD	200,000 USD
Termination Date:	June 20, 2012	June 20, 2008
Unrealized Appreciation/Depreciation	$524	$(2,070)

Swap Counterparty:	Bank of America	Deutsche Bank AG
Effective Date:	October 3, 2007	April 5, 2007
Reference Entity:	Ford Motor Credit Co. LLC	Goldman Sachs Group Inc.
Notional Amount:	200,000 USD	500,000 USD
Termination Date:	December 20, 2012	June 20, 2008
Unrealized Depreciation	$(28,184)	$(2,433)

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	October 31, 2006	April 5, 2007
Reference Entity:	Ryder System Inc.	Lehman Brothers Holdings Inc.
Notional Amount:	200,000 USD	700,000 USD
Termination Date:	March 20, 2009	June 20, 2008
Unrealized Appreciation/Depreciation	$1,148	$(5,195)

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	November 1, 2006	April 5, 2007
Reference Entity:	Sealed Air Corp.	Merrill Lynch & Co. Inc.
Notional Amount:	200,000 USD	900,000 USD
Termination Date:	June 20, 2009	June 20, 2008
Unrealized Appreciation/Depreciation	$1,060	$(6,099)

Notes to Financial Statements
(continued)

Swap Counterparty:	Barclays Bank PLC	Deutsche Bank AG
Effective Date:	November 4, 2006	December 12, 2007
Reference Entity:	National Grid PLC	VTB Capital
Notional Amount:	300,000 USD	100,000 USD
Termination Date:	June 20, 2011	December 20, 2008
Unrealized Appreciation	$7,110	$8

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	December 21, 2007	March 21, 2007
Reference Entity:	SLM Corp.	Dow Jones CDX 10Y Index
Notional Amount:	200,000 USD	17,600,000 USD
Termination Date:	March 20, 2009	June 20, 2017
Unrealized Depreciation/Appreciation	$(2,914)	$1,163,425

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	September 19, 2006	June 2, 2007
Reference Entity:	Ace Ina Holdings Inc.	International Paper Co.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	June 20, 2014	June 20, 2017
Unrealized Appreciation	$3,753	$5,897

Swap Counterparty:	Deutsche Bank AG	Goldman Sachs & Co.
Effective Date:	September 19, 2006	June 2, 2007
Reference Entity:	Tate & Lyle International	Meadwestvaco Corp.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	December 20, 2014	June 20, 2017
Unrealized Appreciation	$6,094	$4,853

Swap Counterparty:	Deutsche Bank AG	HSBC Bank USA
Effective Date:	February 12, 2008	December 11, 2007
Reference Entity:	Macy’s Inc.	Gazprom
Notional Amount:	1,000,000 USD	900,000 USD
Termination Date:	December 20, 2016	December 20, 2008
Unrealized Depreciation	$(1,372)	$(257)

Swap Counterparty:	Deutsche Bank AG	J.P. Morgan Chase & Co.
Effective Date:	March 21, 2007	August 3, 2006
Reference Entity:	Dow Jones CDX 10Y	Federative Republic of Brazil
Notional Amount:	2,600,000 USD	2,000,000 USD
Termination Date:	June 20, 2017	August 20, 2011
Unrealized Appreciation	$182,450	$12,704

Swap Counterparty:	Goldman Sachs & Co.	J.P. Morgan Chase & Co.
Effective Date:	December 15, 2007	September 27, 2006
Reference Entity:	Russian Federation	CNA Financial Corp.
Notional Amount:	600,000 USD	100,000 USD
Termination Date:	December 20, 2008	March 20, 2012
Unrealized Appreciation	$204	$2,852

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	January 31, 2008	August 9, 2006
Reference Entity:	GMAC	Federative Republic of Brazil
Notional Amount:	200,000 USD	3,400,000 USD
Termination Date:	March 20, 2009	August 20, 2011
Unrealized Depreciation/Appreciation	$(3,144)	$14,288

Notes to Financial Statements
(continued)

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	January 5, 2008	July 28, 2007
Reference Entity:	SLM Corp.	Dow Jones CDX HY Index
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	March 20, 2009	June 20, 2012
Unrealized Depreciation	$(1,651)	$(3,613)

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	May 16, 2007	March 21, 2007
Reference Entity:	RSHB Capital SA	Dow Jones CDX IG8 Index
Notional Amount:	300,000 USD	5,700,000 USD
Termination Date:	May 20, 2012	June 20, 2012
Unrealized Depreciation/Appreciation	$(23,795)	$210,305

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	July 26, 2007	August 8, 2007
Reference Entity:	Dow Jones CDX HY Index	GMAC
Notional Amount:	300,000 USD	400,000 USD
Termination Date:	June 20, 2012	September 20, 2012
Unrealized Depreciation	$(21,115)	$(56,408)

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	June 2, 2007	June 6, 2007
Reference Entity:	Carnival Corp.	Meadwestvaco Corp.
Notional Amount:	100,000 USD	300,000 USD
Termination Date:	June 20, 2012	June 20, 2017
Unrealized Appreciation	$4,384	$15,023

Swap Counterparty:	Goldman Sachs & Co.	Lehman Brothers, Inc.
Effective Date:	April 14, 2007	June 6, 2007
Reference Entity:	SLM Corp.	Weyerhaeuser Co.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	June 20, 2012	June 20, 2017
Unrealized Depreciation/Appreciation	$(14,663)	$7,907

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	February 22, 2008	December 14, 2007
Reference Entity:	General Electric Capital Corp.	SLM Corp.
Notional Amount:	600,000 USD	300,000 USD
Termination Date:	March 20, 2013	December 20, 2008
Unrealized Depreciation	$(4,655)	$(2,718)

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	January 16, 2008	May 15, 2007
Reference Entity:	Government of Spain	Morgan Stanley Bank AG
Notional Amount:	1,600,000 USD	200,000 USD
Termination Date:	March 20, 2013	May 20, 2012
Unrealized Depreciation	$(6,390)	$(13,961)

Swap Counterparty:	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.
Effective Date:	January 12, 2008	August 10, 2007
Reference Entity:	Government of Spain	Dow Jones CDX HY Index
Notional Amount:	3,900,000 USD	2,000,000 USD
Termination Date:	March 20, 2013	June 20, 2012
Unrealized Depreciation	$(15,459)	$(226,521)

Notes to Financial Statements
(continued)

Swap Counterparty:	Merrill Lynch & Co., Inc.	Morgan Stanley
Effective Date:	July 31, 2007	August 2, 2006
Reference Entity:	Dow Jones CDX HY Index	Federative Republic of Brazil
Notional Amount:	300,000 USD	2,000,000 USD
Termination Date:	June 20, 2012	August 20, 2011
Unrealized Depreciation/Appreciation	$(11,272)	$15,019

Swap Counterparty:	Morgan Stanley	Morgan Stanley
Effective Date:	December 14, 2007	June 9, 2007
Reference Entity:	Gazprom	Weyerhaeuser Co.
Notional Amount:	200,000 USD	100,000 USD
Termination Date:	December 20, 2008	June 20, 2017
Unrealized Depreciation/Appreciation	$(38)	$7,242

Swap Counterparty:	Morgan Stanley	Royal Bank of Scotland PLC
Effective Date:	December 19, 2007	October 26, 2006
Reference Entity:	Gazprom	Landsbanki Islands hf
Notional Amount:	200,000 USD	200,000 USD
Termination Date:	December 20, 2008	September 20, 2009
Unrealized Depreciation/Appreciation	$(54)	$15,097

Swap Counterparty:	Royal Bank of Scotland PLC	UBS Securities LLC
Effective Date:	December 12, 2007	April 5, 2007
Reference Entity:	DR Horton	AIG, Inc.
Notional Amount:	200,000 USD	1,200,000 USD
Termination Date:	March 20, 2010	June 20, 2008
Unrealized Appreciation/Depreciation	$3,442	$(6,023)

Swap Counterparty:	Royal Bank of Scotland PLC	UBS Securities LLC
Effective Date:	September 19, 2006	September 27, 2006
Reference Entity:	Daimler Finance North America	Capital One Financial Corp.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	September 20, 2011	September 20, 2011
Unrealized Appreciation	$875	$10,756

Swap Counterparty:	Royal Bank of Scotland PLC	Wachovia Bank N.A.
Effective Date:	August 8, 2007	May 4, 2007
Reference Entity:	Supervalu Inc.	Globalsantafe Corp.
Notional Amount:	100,000 USD	100,000 USD
Termination Date:	September 20, 2012	June 20, 2012
Unrealized Depreciation	$(2,207)	$(694)

Swap Counterparty:	Royal Bank of Scotland PLC
Effective Date:	February 13, 2008
Reference Entity:	AIG, Inc.
Notional Amount:	500,000 USD
Termination Date:	March 20, 2013
Unrealized Appreciation	$6,503

At February 29, 2008, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $4,195,165 and $2,264,484 respectively, from swap contracts.

During the six-months ended February 29, 2008, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $267,357,337.

At February 29, 2008, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $91,454,257.

Notes to Financial Statements
(continued)

For the six months ended February 29, 2008, Core Fixed Income Investments recorded interest income (loss) of $(46,143) related to such mortgage rolls.

4.	Shares of Beneficial Interest

At February 29, 2008, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share. At February 29, 2008, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007

Large Capitalization Growth Investments
Shares Sold	20,599,209	45,074,316
Shares issued on reinvestment	2,578,679	—
Shares repurchased	(29,146,659)	(25,913,573)

Net Increase (Decrease)	(5,968,771)	19,160,743

Large Capitalization Value Equity Investments
Shares Sold	20,161,019	31,269,276
Shares issued on reinvestment	16,613,900	10,091,077
Shares repurchased	(18,128,479)	(26,438,680)

Net Increase	18,646,440	14,921,673

Small Capitalization Growth Investments
Shares Sold	3,826,806	4,776,289
Shares repurchased	(4,332,515)	(6,103,574)

Net Decrease	(505,709)	(1,327,285)

Small Capitalization Value Equity Investments
Shares Sold	4,307,733	4,945,416
Shares issued on reinvestment	4,865,741	3,997,706
Shares repurchased	(5,446,134)	(7,073,705)

Net Increase	3,727,340	1,869,417

International Equity Investments
Shares Sold	24,643,923	27,896,868
Shares issued on reinvestment	9,999,535	1,943,267
Shares repurchased	(13,784,467)	(20,150,816)

Net Increase	20,858,991	9,689,319

Emerging Markets Equity Investments
Shares Sold	11,399,616	11,933,875
Shares issued on reinvestment	2,677,207	174,684
Shares repurchased	(4,910,683)	(5,572,571)

Net Increase	9,166,140	6,535,988

Notes to Financial Statements
(continued)

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007

Core Fixed Income Investments
Shares Sold	41,817,906	36,757,606
Shares issued on reinvestment	3,002,856	4,839,040
Shares repurchased	(23,091,172)	(28,870,321)

Net Increase	21,729,590	12,726,325

High Yield Investments
Shares Sold	15,285,701	8,699,001
Shares issued on reinvestment	1,085,723	2,538,947
Shares repurchased	(4,076,925)	(42,246,239)

Net Increase (Decrease)	12,294,499	(31,008,291)

International Fixed Income Investments
Shares Sold	4,929,900	12,220,568
Shares issued on reinvestment	543,508	816,554
Shares repurchased	(6,461,064)	(6,736,262)

Net Increase (Decrease)	(987,656)	6,300,860

Municipal Bond Investments
Shares Sold	5,784,393	3,916,281
Shares issued on reinvestment	173,406	201,301
Shares repurchased	(1,548,264)	(1,220,800)

Net Increase	4,409,535	2,896,782

Money Market Investments
Shares Sold	248,828,718	129,087,916
Shares issued on reinvestment	4,091,131	4,269,358
Shares repurchased	(222,274,584)	(100,797,219)

Net Increase	30,645,265	32,560,055

5.	Dividends Subsequent to February 29, 2008

Subsequent to the fiscal year end, the Funds made the following distributions:

Record Date	Core Fixed Income	High Yield	Municipal Bond	Money Market
Payable Date	Investments	Investments	Investments	Investments

3/28/08 — 3/31/08	$.033151	$.032078	$.025439	$.002123

Notes to Financial Statements
(continued)

6.	Capital Loss Carry forward

As of August 31, 2007, the Funds had the following net capital loss carryforwards remaining:

	Large	Large	Small	Small
	Capitalization	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth	Value Equity	International	Emerging Markets
Year of Expiration	Investments	Investments	Investments	Investments	Equity Investments	Equity Investments

8/31/2010	$—	—	$(63,647,133)	—	$—	$—
8/31/2011	—	—	(191,873,306)	—	—	—
8/31/2012	—	—	—	—	—	—

	$—	—	$(255,520,439)	—	$—	$—

	Core Fixed		International Fixed
	Income	High Yield	Income	Municipal Bond	Money Market
Year of Expiration	Investments	Investments	Investments	Investments	Investments

8/31/2008	$(2,292,182)	—	—	—	$(9,983)
8/31/2009	—	$(2, 258,308)	—	$(1,846,063)	(11,128)
8/31/2010	—	(45,159,946)	—	—	—
8/31/2011	(4,723,104)	(37,864,134)	—	—	—
8/31/2012	(2,218,969)	—	—	—	—
8/31/2013	—	—	—	—	—
8/31/2014	(1,156,834)	(1,114,740)	$(242,180)	(45,465)	—
8/31/2015	(5,954,469)	—	(875,063)	(55,354)	—

	$(16,346,058)	$(86,397,128)	$(1,117,243)	$(1,946,882)	$(21,111)

These amounts will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On July 13, 2007, the New York Stock Exchange, LLC (“NYSE”) issued a Hearing Board Decision in connection with the settlement of an enforcement proceeding by NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) against Citigroup Global Markets, Inc. (“CGMI” or “the Firm”), an affiliate of Citigroup Investment Advisory Services (“CIAS”), the investment adviser to the Trust, relating to the practice of market timing in proprietary and non-proprietary mutual funds by financial advisors (“FAs”) at the Firm.

The decision concerned the Firm’s failure to supervise adequately its branch offices and certain registered representatives who engaged in deceptive mutual fund market timing on behalf of some customers during the period from January 2000 through April 2003. The decision notes that market timing occurred in the Firm’s proprietary funds, which include the Portfolios of the Trust, as well as in non-proprietary funds. Between 1998 and May 2000, the Firm made an effort to end market timing in its proprietary funds and its fee-based mutual fund trading programs, including TRAK. Market timing by CGMI FAs in proprietary funds was largely ended by late 2001 or early 2002. The decision finds that the Firm failed to supervise its FAs adequately and failed to maintain books and records of the trading in mutual fund sub-accounts. Further, the NYSE found that while the Firm had policies in place to address market timing, such policies were ineffective to stop certain FAs from market timing and were inadequately enforced. The decision cited three CGMI branches in particular for the most serious conduct, and noted that six branches accounted for over 40% of all market-timing transactions. The NYSE noted the Firm’s cooperation during the course of the investigation.

Without admitting or denying guilt, the Firm consented to a finding that it had violated NYSE Rule 342 by failing to reasonably supervise certain business activities and to establish and maintain appropriate procedures for supervision and control with respect to trading of mutual funds and mutual fund-like sub-accounts of variable annuities; violated NYSE Rules 401(a) and 476(a) by failing to prevent certain brokers from engaging in violative market timing of mutual funds, including use of deceptive practices related to market timing of mutual funds; and violated Section 17(a) of the Securities

Notes to Financial Statements
(continued)

Exchange Act of 1934, Rules 17a-3 and 17a-4 thereunder, and NYSE Rule 440 by failing to make or preserve accurate books and records reflecting or relating to order communication and entry time for mutual fund shares, rejection or cancellation of trades related to market timing, and orders or confirmations for transactions executed by Firm employees in variable annuity products sub-accounts held away from the Firm.

The Firm consented to the imposition of a penalty consisting of censure and a payment of $50,000,000, to be distributed as follows: (a) $35,000,000 is to be placed in a distribution fund as disgorgement; (b) a penalty of $10,000,000, of which $5,000,000 is to be paid directly to NYSE Regulation and $5,000,000 is to be placed directly in the distribution fund; and (c) a penalty of $5,000,000 which is to be paid to the State of New Jersey.

The Firm is required to retain, within 90 days as the date on which the Hearing Board Decision becomes final, an Independent Distribution Consultant not unacceptable to NYSE Regulation, who will develop a distribution plan for the distribution of the disgorgement amount and internal earnings thereon, according to a methodology developed by the Firm and not unacceptable to NYSE Regulation. To the extent feasible, this disgorgement amount shall go first to the Firm’s customers who during the period January 2000 through September 2003 invested long-term in the mutual funds that were the subject of the market timing, with any funds not distributed to be paid to NYSE Regulation. Investors who held shares in the funds during the relevant time period may be eligible to receive a portion of such distributions and will be notified of such eligibility as the distribution plan proceeds. Although there can be no assurance, the manager does not believe that this matter will have a material adverse affect on the Trust.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including Smith Barney Fund Management, LLC (“SBFM”), to Legg Mason. The Trust was not included in the sale.

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, at the time a division of Citigroup, and currently, a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently

Notes to Financial Statements
(continued)

distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

8.	Legal Matters

Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as advisor to the Funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On December 28, 2005, the five actions were consolidated in Federal District Court in the Southern District of New York. On April 17, 2006, the Court appointed a lead plaintiff and lead counsel, who filed a consolidated, amended complaint on June 2, 2006. The consolidated, amended complaint alleged violations of federal securities laws and added as defendants two former SBFM executives, Thomas Jones and Lewis Daidone. On October 3, 2006, the Defendants filed a motion and supporting memorandum to dismiss all of these claims. On November 28, 2006, plaintiffs filed a memorandum in opposition to Defendants’ motion to dismiss, and Defendants filed a reply brief on December 19, 2006. Oral arguments on the motion to dismiss occurred on February 1, 2007. On September 26, 2007, the district court issued an order granting defendants’ motion to dismiss. The order gave plaintiffs through and including October 19, 2007 to replead the one claim that was dismissed without prejudice, but plaintiffs chose not to do so. However, plaintiffs appealed the dismissal of their remaining claims with prejudice, and that appeal is in the process of being briefed.

CGM believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

9.	Other Matters

None.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Trust has reviewed the tax position of the Funds

Notes to Financial Statements
(continued)

for each of the three open tax years as of August 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management of the Trust believes the adoption of FAS 157 will have no material impact on its financial statements.

11.	Subsequent Events

Effective March 17, 2008, Marsico Capital Management, LLC became a sub-adviser to International Equity Investments.

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited)

Board Approval of New Investment Advisory Agreements (unaudited)

At a meeting held in person on February 27, 2008, the Trust’s Board, including a majority of the Independent Board Members, approved a new investment advisory agreement (the “Investment Advisory Agreement”) with Marsico Capital Management, LLC (“Marsico”) on behalf of the Trust’s International Equity Investments the (“Portfolio”). To assist the Board in its consideration of the Investment Advisory Agreement, the Manager provided materials and information about Marsico, including its financial condition, asset management capabilities and organization. The materials and information were provided in advance of and at the in person meeting. Representatives of Marsico also made a presentation to and responded to questions from the Board.

In their deliberations concerning the Investment Advisory Agreement, among other things, the Board Members considered:

(i) that the Manager conducted a thorough search process in selecting Marsico, including a review of the universe of international equity sub-advisers, including managers that had a recommended opinion from the Manager’s research department, eventually narrowing the search through discussions with research personnel and eliminating candidates with potential affiliation problems;

(ii) Marsico met all qualitative and quantitative requirements and was “recommended” by the Manager’s research department;

(iii) the history, reputation, qualification and background of Marsico, as well as the adviser’s personnel and financial conditions;

(iv) the experience of Marsico’s key personnel in institutional investing and the quality of services that it would be expected to provide the Portfolio;

(v) Marsico’s investment performance;

(vi) that Marsico had approximately $106 billion in assets under management;

(vii) that Marsico’s Rule 38a-1 policies and procedures were found to be in compliance with the Rule;

(viii) the fee and expense ratios of comparable sub-advisers and mutual funds;

(ix) that the terms of the Investment Advisory Agreement with Marsico was substantially similar in all respects to the agreements between the additional investment advisers to the Portfolio, except with respect to fees.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Investment Advisory Agreement was acceptable. The Investment Advisory Agreement with Marsico became effective on March 17, 2008.

Additional Information
(unaudited)

Trustees and Executive Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Portfolios, including agreements with the Portfolio’s distributor, investment advisers, custodian and transfer agent. The day-to-day operations of the Portfolios are delegated to the Portfolios’ Manager, the Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”)

The names of the Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Portfolios. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), is indicated by an asterisk.

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Non-Interested Trustees

Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birthdate: 1927	Chairman and Trustee	Since 1994	Chairman, TEC International (organization of chief executives).	11	None

Walter E. Auch 6001 N. 62nd Place Paradise Valley, AZ 85253 Birthdate: 1921	Trustee	Since 2006; Mr. Auch previously served as a Trustee of the Trust from 1991 to December 2001.	Retired.	11	Trustee Emeritus, Nicholas Applegate Funds; Director, UBS Funds; Director, US Bancorp Advisory Group

H. John Ellis 858 E. Crystal Downs Drive Frankfort, MI 49635 Birthdate: 1927	Trustee	Since 1999	Retired.	11	None

Stephen E. Kaufman Stephen E. Kaufman, P.C. 277 Park Avenue, 47th Fl. New York, NY 10172 Birthdate: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present).	11	None

John J. Murphy 268 Main Street Gladstone, NJ 07934 Birthdate: 1944	Trustee	Since 2006	President, Murphy Capital Management (investment management).	11	Director, Nicholas Applegate Funds, Legg Mason Equity Funds
Mark J. Reed 101 S. Hanley Rd. Suite 1260 St. Louis, MO 63105 Birthdate: 1964	Trustee	Since 2007	Managing Director and Chief Compliance, Officer, Bush O’Donnell Investments Advisors, Inc., (1988-present).	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Interested Trustees:

Laurie A. Hesslein** Citigroup Global Markets Inc. (“CGM”) 787 Seventh Ave., 15th Floor New York, NY 10019 Birthdate: 1959	Trustee	Since 2006	Managing Director, Chief Administrative Officer, Private Client Services, Citi Smith Barney (2004-present); Managing Director, Investment Products, Private Client Services, Smith Barney (2003-2006); Director and member of the Audit Committee, CitiStreet, Retirement Plan Record Keeper (2002-present); Interested Director, Vice President of a 501(c)(3) public charity which hosts Citi Impact Funding Trust (Citi GIFT), a donor-advised fund (2000-current).	11	None

W. Thomas Matthews** CGM 453 Banks Mill Road SE Aiken, SC 29801 Birthdate: 1949	Trustee	Since 2006	Retired; Advisor, Smith Barney (2005-2007); previously, President and Chief Executive Officer, Smith Barney (2002-2005).	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Officers:

James J. Tracy CGM 787 Seventh Avenue, 15th Floor New York, NY 10019 Birthdate: 1957	Chief Executive Officer and President	Since 2007	Executive Vice President and Investment Officer of the Trust; Executive Vice President, Director, Investment Advisory Services, Smith Barney (2007-present) Executive Vice President, Director, Consulting Group (2006-2007); previously, Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006).	N/A	N/A

James F. Walker CGM 787 Seventh Avenue 32nd Floor New York, NY 10019 Birthdate: 1963	Chief Financial Officer and Treasurer	Since 2007	Managing Director, CGM; Chief Operating Officer, Investment Advisory Services, Smith Barney (2006-present); previously, Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2002.	N/A	N/A

LeRoy T. Pease III The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birthdate: 1958	Vice President and Investment Officer	Since 1996	Senior Vice President, CGM.	N/A	N/A

Stephen M. Hagan The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birthdate: 1968	Investment Officer	Since 1997	Director, CGM (2008-present); previously, Senior Vice President, CGM (2006-2007); First Vice President, CGM (2002- 2005).	N/A	N/A

Mark C. Kennard The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birthdate: 1958	Vice President and Investment Officer	Since 2004	Senior Vice President, CGM; previously, Strategy Analyst, Smith Barney (1992-2007).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Robert Seidel The Consulting Group 100 Light Street 4th Floor Baltimore, MD 21202 Birthdate: 1975	Investment Officer	Since 2007	First Vice President, CGM (2006-present); previously Vice President, Legg Mason (1997-2006).	N/A	N/A

Jay T. Shearon The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birthdate: 1972	Investment Officer	Since 2007	Vice President, CGM, (2005-present); previously, Assistant Vice President (2000-2005).	N/A	N/A

Steven Hartstein CGM 485 Lexington Ave. New York, NY 10017 Birthdate: 1963	Chief Compliance Officer	Since 2006	Director, CGM and Assistant Director, Investment Advisory Services Compliance, Smith Barney
			(2008-present); previously, Senior Vice President, CGM and Assistant Director, Investment Advisory Services Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004- 2006); Director and Senior Compliance Officer, UBS Global Asset Management (2002-2004).	N/A	N/A

Carmen Z. Menendez-Puerto CGM 485 Lexington Ave. New York, NY 10017 Birthdate: 1961	Chief Anti- Money Laundering Compliance Officer	Since 2006	Managing Director, CGM (2007-present); Director, CGM (2005-2006); Senior Vice President, CGM (2003-2004), First Vice President, Citibank Global Relationship Bank (2002- 2003); Director, Smith Barney Anti-Money Laundering program (2005- present); previously, Director, Smith Barney Equity Research Compliance (2003-2005).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Paul F. Gallagher 222 Delaware Avenue 7th Floor Wilmington, DE 19801 Birthdate: 1959	Chief Legal Officer and Secretary	Since 2007	Director and Associate General Counsel, CGM (2006-present); previously, Senior Vice President and General Counsel, ICMA Retirement Corporation (2004-2006); Vice President and General Counsel, ICMA Retirement Corporation (1998-2003).	N/A	N/A

Israel Grafstein CGM 485 Lexington Ave. New York, NY 10017 Birthdate: 1974	Assistant Secretary	Since 2006	Senior Vice President and Associate General Counsel, CGM
			(2008-present); previously, First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005); Associate at Herrick, Feinstein LLP (2004-2005); Regulatory Attorney, State of New Jersey Attorney General’s Office (2003-2004).	N/A	N/A

Dominic Maurillo CGM 787 Seventh Avenue 32nd Floor New York, NY 10019 Birthdate: 1967	Chief Operating Officer	Since 2007	First Vice President, CGM; previously, Senior Vice President, D.F. King & Co., Inc.	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Ms. Hesslein and Mr. Matthews are interested persons of the Trust as defined in the 1940 Act because each is or was an officer of CGM and certain of its affiliates.

Important Tax Information
(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2007:

	Large Capitalization	Small Capitalization	International
	Value Equity	Value Equity	Equity		Emerging Markets
	Investments	Investments	Investments		Equity Investments

Record Date:	12/14/2006	12/14/2006	12/14/2006		12/14/2006
Payable Date:	12/15/2006	12/15/2006	12/15/2006		12/15/2006
Ordinary Income:
Qualified Dividend Income for Individuals	72.70%	35.85%	93.47%		100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	68.08%	37.41%	—		—
Foreign Source Income	—	—	77.30	%**	100.00	%**
Foreign Taxes Paid Per Share	—	—	$.029248		$.043435
Long-Term Capital Gain Dividend	$.660306 *	$1.738724 *	—		—

	Core Fixed Income		International Fixed		Municipal Bond	Money Market
	Investments		Income Investments		Investments	Investments

Record Date:	Monthly	Monthly	Monthly	Monthly	Monthly	Monthly
Payable Date:	September 2006 to	January 2007 to	September 2006 to	January 2007 to	Monthly	Monthly
	December 2006	August 2007	December 2006	August 2007
Interest from Tax-
Exempt Obligations	—	—	—	—	98.94%	—
Interest from Federal Obligations	12.20%	18.74%	11.74%	1.45%	—	1.34%
Tax Return of Capital	—	—	—		—	—

**	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
*	Of this amount, 0.146% for Large Capitalization Value Equity Investments and 0.103% for Small Capitalization Value Equity Investments represented Unrecaptured Section 1250 gains subject to a maximum 25% rate.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

CITIGROUP GLOBAL MARKETS INC.
Distributor

CITIGROUP INVESTMENT ADVISORY SERVICES INC.
Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.smithbarney.com and (3) on the SEC’s website at www.sec.gov.

© 2008 Citigroup Global Markets Inc. Member SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITI, CITI and Arc Design and CITIGROUP are trademarks and service marks of Citigroup and are used and registered throughout the world. Securities are offered through Citigroup Global Markets Inc. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds
222 Delaware Avenue
Wilmington, Delaware 19801

TK 2120A, 2/08

ITEM 2. CODE OF ETHICS.
(a) The registrant, as of the end of the period covered by this report (the “Reporting Period”), has made non-material revisions to its adopted code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(f) The registrant has included a copy of its code of ethics as an exhibit to this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Consulting Group Capital Markets Funds

By (Signature and Title)*	/s/ JAMES J. TRACY

James J. Tracy, Chief Executive Officer
(principal executive officer)

Date: May 9, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES J. TRACY

James J. Tracy, Chief Executive Officer
(principal executive officer)

Date: May 9, 2008

By (Signature and Title)*	/s/ JAMES F. WALKER

James F. Walker, Chief Financial Officer (principal financial officer)

Date: May 9, 2008

* Print the name and title of each signing officer under his or her signature.